TURNER FUNDS

                                                                      PROSPECTUS
                                                                JANUARY 31, 2002

          GROWTH FUNDS
          Turner Disciplined Large Cap Growth Fund
          Turner Midcap Growth Fund
          Turner Small Cap Growth Fund
          Turner Micro Cap Growth Fund

          SECTOR/SPECIALTY FUNDS
          Turner Technology Fund
          Turner Top 20 Fund
          Turner Global Top 40 Fund
          Turner New Enterprise Fund
          Turner Future Financial Services Fund
          Turner New Energy & Power Technology Fund
          Turner Healthcare & Biotechnology Fund
          Turner Tax Managed U.S. Equity Fund

          VALUE FUNDS
          Turner Large Cap Value Fund
          Turner Midcap Value Fund
          Turner Small Cap Value Fund

          FIXED INCOME FUNDS
          Turner Core Fixed Income Fund
          Turner Core High Quality Fixed Income Fund
          Turner Ultra Short Duration Fixed Income Fund
          Turner Short Duration Fixed Income Fund

                              INVESTMENT ADVISER:
                        Turner Investment Partners, Inc.

                             INVESTMENT SUB-ADVISER:
                         Clover Capital Management, Inc.
                  (Value Funds and Core Fixed Income Fund only)

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS

Turner Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Turner Funds that you should know before investing. Please note that Class II Shares of the Turner Disciplined Large Cap Growth, Turner Large Cap Value, Turner Small Cap Value and Turner Top 20 Funds currently are not being offered. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each Fund. For more detailed information about the Funds, please see:

  2  Turner Disciplined Large Cap Growth Fund
  4  Turner Midcap Growth Fund
  6  Turner Small Cap Growth Fund
  8  Turner Micro Cap Growth Fund
 10  Turner Large Cap Value Fund
 12  Turner Midcap Value Fund
 14  Turner Small Cap Value Fund
 16  Turner Technology Fund
 18  Turner Top 20 Fund
 20  Turner Global Top 40 Fund
 22  Turner New Enterprise Fund
 24  Turner Future Financial Services Fund
 26  Turner New Energy & Power Technology Fund
 28  Turner Healthcare & Biotechnology Fund
 30  Turner Tax Managed U.S. Equity Fund
 32  Turner Core Fixed Income Fund
 34  Turner Core High Quality Fixed Income Fund
 36  Turner Ultra Short Duration Fixed Income Fund
 38  Turner Short Duration Fixed Income Fund
 40  Investments and Portfolio Management
 44  Purchasing, Selling and Exchanging Turner Funds
 47  Dividends, Distributions and Taxes
 49  Financial Highlights

To obtain more information about Turner Funds, please refer to the Back Cover of the Prospectus.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Turner Investment Partners, Inc. ("Turner"), the Funds' investment adviser and Clover Capital Management, Inc. ("Clover"), the Value Funds and Core Fixed Income Fund sub-adviser, invest each Fund's assets in a way that it believes will help it achieve its goal. Still, investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. Turner's and Clover's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job Turner and Clover do, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. Some Funds are more exposed to a single segment or sector of the economy than others and the amount of exposure that a given Fund has to a specific segment or sector may have a large impact on its performance. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings across issuers, industries or sectors.

INITIAL PUBLIC OFFERINGS

Certain of the Funds have participated in the past and expect to participate in the future in initial public offerings (IPOs). Some successful IPOs have had a significant impact on the Funds' performance, especially on those Funds that have lower asset levels. There is no guarantee that there will be successful IPOs in the future, or that the Funds will continue to have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

2 PROSPECTUS

TURNER DISCIPLINED LARGE CAP GROWTH FUND

FUND SUMMARY

TICKER SYMBOL -- TSGEX - Class I

CUSIP -- 87252R839

FUND NUMBER -- 1245

INVESTMENT GOAL -- Capital appreciation

INVESTMENT FOCUS -- Very large capitalization U.S. common stocks

SHARE PRICE VOLATILITY -- Medium to high

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify very large capitalization
                                 U.S. companies with strong earnings growth potential

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Disciplined Large Cap Growth Fund (formerly the Turner Select Growth Equity Fund), invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Top 200 Growth Index (the "Growth Index"), the Fund's current benchmark. The Fund may also purchase securities of smaller companies that offer growth potential. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund will invest in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, because it focuses only on U.S. growth companies, the Fund generally will hold fewer stocks in larger percentage amounts than funds that are more broadly diversified and with a different focus. By investing in different sectors and capitalization ranges, Turner seeks to reduce the Fund's overall level of volatility. Ideally, when one sector or capitalization range is out of favor, the other ranges will offer a counterbalancing influence.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      2001
                                     -23.49%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 14, 2000.

                      BEST QUARTER           WORST QUARTER
                         15.74%                 -22.64%
                        12/31/01                3/31/01

                                                                    PROSPECTUS 3

                                        TURNER DISCIPLINED LARGE CAP GROWTH FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Russell Top 200 Growth Index and the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                       SINCE
                                                                     INCEPTION
                                                           1 YEAR     (6/14/00)
--------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund - Class I Shares
  Before taxes on distributions                            -23.49%    -32.58%
  After taxes on distributions                             -23.49%    -32.58%
  After taxes on distributions and sale of shares          -14.30%    -25.46%
--------------------------------------------------------------------------------
Russell Top 200 Growth Index(1)                            -20.49%    -30.06%(3)
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                               -20.42%    -29.47%
--------------------------------------------------------------------------------

(1)  THE RUSSELL TOP 200 GROWTH INDEX IS A WIDELY-RECOGNIZED,
     CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 200 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

(2) THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

(3)  THE CALCULATION DATE FOR THE INDICES IS JUNE 30, 2000.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                          CLASS I SHARES      CLASS II SHARES(1)
Investment Advisory Fees                       0.60%                0.60%
Distribution (12b-1) Fees                      None                 None
Total Other Expenses                           0.48%(2)             0.73%(2)
                                               ----                 ----
   Shareholder Servicing Fees                  0.00%                0.25%(3)
TOTAL ANNUAL FUND OPERATING EXPENSES           1.08%(4)             1.33%(4)

(1)  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

(2) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(3) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(4) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "NET TOTAL OPERATING EXPENSES" FOR CLASS I AND CLASS II SHARES FROM EXCEEDING 0.75% AND 1.00%, RESPECTIVELY, AS NOTED BELOW. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCED THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" SO THAT THEY WERE:

          NET TOTAL OPERATING EXPENSES
          TURNER DISCIPLINED LARGE CAP GROWTH FUND - CLASS I SHARES       0.75%

     CLASS II SHARES WERE NOT OFFERED DURING THE FUND'S LAST FISCAL YEAR. AS A RESULT OF THESE BROKERAGE AND WAIVER ARRANGEMENTS, THE "NET TOTAL OPERATING EXPENSES" FOR CLASS II SHARES ARE ESTIMATED TO BE:

          NET TOTAL OPERATING EXPENSES
          TURNER DISCIPLINED LARGE CAP GROWTH FUND - CLASS II SHARES      1.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund - Class I Shares        $110       $343       $595       $1,317
Turner Disciplined Large Cap Growth Fund - Class II Shares       $135       $421       $729       $1,601

4 PROSPECTUS

TURNER MIDCAP GROWTH FUND


FUND SUMMARY

TICKER SYMBOL -- TMGFX - Class I

CUSIP -- 900297409

FUND NUMBER -- 899

INVESTMENT GOAL -- Capital appreciation

INVESTMENT FOCUS -- U.S. midcap common stocks

SHARE PRICE VOLATILITY -- High

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify medium capitalization U.S.
                                 companies with strong earnings growth potential

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Midcap Growth Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Midcap Growth Index"). These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that medium capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

             1997        1998         1999         2000        2001
            40.56%      26.52%       125.45%      -8.00%      -28.38%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON OCTOBER 1, 1996.

                     BEST QUARTER              WORST QUARTER
                        54.63%                    -32.32%
                      (12/31/99)                 (9/30/01)

                                                                    PROSPECTUS 5

                                                       TURNER MIDCAP GROWTH FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                SINCE INCEPTION
                                        1 YEAR       5 YEARS        (10/1/96)
--------------------------------------------------------------------------------
Turner Midcap Growth
  Fund - Class I Shares
  Before taxes on distributions        -28.38%        21.45%          21.09%
  After taxes on distributions         -28.38%        19.52%          19.16%
  After taxes on distributions
   and sale of shares                  -17.28%        17.39%          17.09%
--------------------------------------------------------------------------------
Russell Midcap Growth Index(1)         -20.15%         9.02%           9.16%(2)
--------------------------------------------------------------------------------

(1) THE RUSSELL MIDCAP GROWTH INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 800 SMALLEST U.S. COMPANIES OUT OF THE 1,000 LARGEST COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

(2)  THE CALCULATION DATE FOR THE INDEX IS SEPTEMBER 30, 1996.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           CLASS I SHARES       CLASS II SHARES
Investment Advisory Fees                       0.75%                 0.75%
Distribution (12b-1) Fees                      None                  0.25%
Total Other Expenses                           0.46%(1)              0.71%(1)
                                               ----                  ----
   Shareholder Servicing Fee                   None                  0.25%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES           1.21%(3)              1.71%(3)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(3) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "NET TOTAL OPERATING EXPENSES", OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 1.25% AND 1.75%, RESPECTIVELY, AS NOTED BELOW. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. THESE ARRANGEMENTS WOULD HAVE ULTIMATELY REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WOULD HAVE BEEN:

          NET TOTAL OPERATING EXPENSES
          TURNER MIDCAP GROWTH FUND - CLASS I SHARES        1.13%

          NET TOTAL OPERATING EXPENSES
          TURNER MIDCAP GROWTH FUND - CLASS II SHARES       1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Turner Midcap Growth Fund - Class I Shares       $123       $384      $665     $1,466
Turner Midcap Growth Fund - Class II Shares      $174       $539      $928     $2,019

6 PROSPECTUS

TURNER SMALL CAP GROWTH FUND (CLOSED TO NEW INVESTORS)

FUND SUMMARY

TICKER SYMBOL -- TSCEX

CUSIP -- 900297300

FUND NUMBER -- 897

INVESTMENT GOAL -- Capital appreciation

INVESTMENT FOCUS -- U.S. small cap common stocks

SHARE PRICE VOLATILITY -- High

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify small capitalization companies with strong earnings growth potential

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Small Cap Growth Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000 Growth Index"). These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000 Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to the risk that small capitalization growth stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 1995        1996        1997       1998        1999          2000         2001
68.16%      28.85%      14.75%      8.53%      85.04%       -14.38%      -18.84%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 7, 1994.

                       BEST QUARTER          WORST QUARTER
                           44.57%                -28.67%
                         (12/31/99)             (9/30/01)

                                                                    PROSPECTUS 7

                                                    TURNER SMALL CAP GROWTH FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                               SINCE INCEPTION
                                      1 YEAR        5 YEARS        (2/7/94)
--------------------------------------------------------------------------------
Turner Small Cap Growth
  Fund - Class I Shares
  Before taxes on distributions       -18.84%        9.87%           18.46%
  After taxes on distributions        -18.84%        6.18%           15.48%
  After taxes on distributions
   and sale of shares                 -11.48%        6.94%           14.87%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(1)           -9.23%        2.87%            6.21%(2)
--------------------------------------------------------------------------------

(1)  THE RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED,
     CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2,000 SMALLEST U.S. COMPANIES OUT OF THE 3,000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

(2)  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1994.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              CLASS I SHARES
Investment Advisory Fees                           1.00%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.49%(1)
                                                   ----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.49%(2)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "NET TOTAL OPERATING EXPENSES" FROM EXCEEDING 1.25%, AS NOTED BELOW. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WERE:

          NET TOTAL OPERATING EXPENSES
          TURNER SMALL CAP GROWTH FUND - CLASS I SHARES     1.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
Turner Small Cap Growth Fund - Class I Shares      $152      $471      $813      $1,779

8 PROSPECTUS

TURNER MICRO CAP GROWTH FUND (CLOSED TO NEW INVESTORS)

FUND SUMMARY

TICKER SYMBOL -- TMCGX

CUSIP -- 872524301

FUND NUMBER -- 1310

INVESTMENT GOAL -- Capital appreciation

INVESTMENT FOCUS -- U.S. micro cap common stocks

SHARE PRICE VOLATILITY -- Very high

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify micro capitalization companies with strong earnings growth potential

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on micro capitalization companies

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Micro Cap Growth Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the lower end of the Russell 2000 Growth Index (the "2000 Growth Index"), particularly those under $500 million. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The Fund will invest in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000 Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The micro capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these very small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Micro cap stocks also tend to be traded only in the over the counter market, and may not be as liquid as larger capitalization stocks. As a result, the prices of the micro cap stocks owned by the Fund will be very volatile, and the price movements of the Fund's shares will reflect that volatility.

The Fund is subject to the risk that micro capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                          1999        2000        2001
                         144.39%     19.35%      18.60%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 27, 1998.

                        BEST QUARTER        WORST QUARTER
                            60.84%             -16.96%
                          (12/31/99)          (9/30/01)

                                                                    PROSPECTUS 9

                                                    TURNER MICRO CAP GROWTH FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                SINCE INCEPTION
                                                       1 YEAR       (2/27/98)
--------------------------------------------------------------------------------
Turner Micro Cap Growth Fund - Class I Shares
  Before taxes on distributions                         18.60%       50.53%
  After taxes on distributions                          18.60%       47.88%
  After taxes on distributions and sale of shares       11.33%       42.27%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(1)                            -9.23%       -1.33%(2)
--------------------------------------------------------------------------------

(1)  THE RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED,
     CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2,000 SMALLEST U.S. COMPANIES OUT OF THE 3,000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

(2)  THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1998.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              CLASS I SHARES
Investment Advisory Fees                           1.00%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.49%(1)
                                                   ----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.49%(2)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "NET TOTAL OPERATING EXPENSES" FROM EXCEEDING 1.40%, AS NOTED BELOW. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. THESE ARRANGEMENTS WOULD HAVE ULTIMATELY REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WOULD HAVE BEEN:

          NET TOTAL OPERATING EXPENSES
          TURNER MICRO CAP GROWTH FUND - CLASS I SHARES     1.40%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund - Class I Shares      $152      $471      $813      $1,779

10 PROSPECTUS

TURNER LARGE CAP VALUE FUND

FUND SUMMARY

TICKER SYMBOL -- TLCVX - Class I

CUSIP -- 87252R706

FUND NUMBER -- 1184

INVESTMENT GOAL -- Long-term total return

INVESTMENT FOCUS -- U.S. large cap common stocks

SHARE PRICE VOLATILITY -- Medium

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. large capitalization companies with low valuations and attractive relative dividend yields

INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Large Cap Value Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies with large market capitalizations that the Sub-Adviser, Clover Capital Management, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. The Fund invests in securities of companies operating in a broad range of industries based primarily on characteristics such as price-cash flow, dividend yield, price-earnings and price-book value ratios. Clover typically screens the stocks of the 500 largest U.S. companies (based on market capitalization) for those with the highest dividend yields. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization value stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Clover Capital Management believes have strong earnings growth potential. Clover Capital's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Max Cap Value Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                   1998        1999        2000          2001
                  13.68%      13.75%      12.09%       -15.00%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON OCTOBER 31, 1997.

                      BEST QUARTER            WORST QUARTER
                         23.03%                  -13.78%
                       (12/31/98)               (9/30/01)

                                                                   PROSPECTUS 11

                                                     TURNER LARGE CAP VALUE FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the S&P 500 Index, the S&P 500/Barra Value Index and the Russell 1000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                SINCE INCEPTION
                                                      1 YEAR       (10/31/97)
--------------------------------------------------------------------------------
Turner Large Cap Value Fund - Class I Shares
  Before taxes on distributions                       -15.00%         5.43%
  After taxes on distributions                        -15.36%         3.85%
  After taxes on distributions
   and sale of shares                                  -9.13%         3.79%
--------------------------------------------------------------------------------
S&P 500 Index(1)                                      -11.88%         7.02%(4)
--------------------------------------------------------------------------------
S&P 500/Barra Value Index(2)                          -11.71%         6.20%(4)
--------------------------------------------------------------------------------
Russell 1000 Value Index(3)                            -5.60%         7.42%(4)
--------------------------------------------------------------------------------

(1) THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.

(2) THE S&P 500/BARRA VALUE INDEX MEASURES THE PERFORMANCE OF THOSE 500 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS.

(3) THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

(4)  THE CALCULATION DATE FOR THE INDICES IS OCTOBER 31, 1997.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           CLASS I SHARES     CLASS II SHARES(1)
Investment Advisory Fees                        0.74%               0.74%
Distribution (12b-1) Fees                       None                0.25%
Total Other Expenses                            1.71%(2)            1.96%(2)
                                                ----                ----
   Shareholder Servicing Fee                    None                0.25%(3)
TOTAL ANNUAL FUND OPERATING EXPENSES            2.45%               2.95%
Fee Waivers and Expense Reimbursements         (1.50)%             (1.50)%
                                                ----                ----
NET TOTAL OPERATING EXPENSES                    0.95%(4)            1.45%(4)

(1)  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

(2) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(3) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(4) TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES AND CLASS II SHARES FROM EXCEEDING 0.95% AND 1.45%, RESPECTIVELY, THROUGH JANUARY 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                  1 YEAR    3 YEARS   5 YEARS     10 YEARS
------------------------------------------------------------------------------------------
Turner Large Cap Value Fund - Class I Shares        $97      $620      $1,170      $2,672
Turner Large Cap Value Fund - Class II Shares      $148      $771      $1,420      $3,164

PROSPECTUS 12

TURNER MIDCAP VALUE FUND

FUND SUMMARY

TICKER SYMBOL -- CCEVX

CUSIP -- 87252R102

FUND NUMBER -- 1181

INVESTMENT GOAL -- Long-term total return

INVESTMENT FOCUS -- U.S. equity securities

SHARE PRICE VOLATILITY -- Medium to high

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify undervalued U.S. medium capitalization companies

INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Midcap Value Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies with medium market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or their historic valuation. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

The Fund is subject to the risk that medium capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole. Clover Capital's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Equity Value Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past ten years.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1992    1993    1994    1995    1996    1999    1998   1999    2000    2001
  7.33%  12.53%  16.03%  21.40%  22.87%  17.54%  -1.47%  4.27%  10.70%  13.00%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON DECEMBER 6, 1991.

                     BEST QUARTER            WORST QUARTER
                        15.64%                  -14.28%
                       (6/30/99)               (9/30/98)

                                                                   PROSPECTUS 13

                                                        TURNER MIDCAP VALUE FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Russell Midcap Index and the Russell Midcap Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                     SINCE
                                                                   INCEPTION
                                   1 YEAR     5 YEARS    10 YEARS   (12/6/91)
--------------------------------------------------------------------------------
Turner Midcap Value
  Fund - Class I Shares
  Before taxes on distributions     13.00%      8.60%     12.19%     12.75%
  After taxes on distributions       8.76%      5.73%      9.71%     10.28%
  After taxes on distributions
   and sale of shares               10.54%      6.28%      9.43%      9.95%
--------------------------------------------------------------------------------
Russell Midcap Index(1)            -5.62%      11.40%     13.58%     13.58%(3)
--------------------------------------------------------------------------------
Russell Midcap Value Index(2)        2.32%     11.46%     14.41%     14.41%(3)
--------------------------------------------------------------------------------

(1) THE RUSSELL MIDCAP INDEX IS A WIDELY-RECOGNIZED INDEX OF 800 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

(2) THE RUSSELL MIDCAP VALUE INDEX MEASURES THE PERFORMANCE OF THOSE 800 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

(3)  THE CALCULATION DATE FOR THE INDICES IS DECEMBER 31, 1991.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              CLASS I SHARES
Investment Advisory Fees                           0.74%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.43%(1)
                                                  -----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.17%
Fee Waivers and Expense Reimbursements            (0.07)%
                                                  -----
NET TOTAL OPERATING EXPENSES                       1.10%(2)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 1.10% THROUGH JANUARY 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Turner Midcap Value Fund - Class I Shares    $112     $365      $637     $1,414

14 PROSPECTUS

TURNER SMALL CAP VALUE FUND (CLOSED TO NEW INVESTORS)

FUND SUMMARY

TICKER SYMBOL -- TCSVX - Class I

CUSIP -- 87252R300

FUND NUMBER -- 1183

INVESTMENT GOAL -- Long-term total return

INVESTMENT FOCUS -- Small cap U.S. common stocks

SHARE PRICE VOLATILITY -- Medium to high

PRINCIPAL INVESTMENT STRATEGY-- Attempts to identify undervalued U.S. small capitalization companies

INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of small cap equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Small Cap Value Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies with small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund is subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Clover Capital Management believes have strong earnings growth potential. Clover Capital's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Small Cap Value Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

              1997       1998        1999        2000        2001
             15.47%      2.01%      29.57%      10.59%      27.42%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON FEBRUARY 28, 1996.

                        BEST QUARTER            WORST QUARTER
                           26.61%                  -19.03%
                          (6/30/99)               (9/30/98)

                                                                   PROSPECTUS 15

                                                     TURNER SMALL CAP VALUE FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Russell 2000 Index and the Russell 2000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                             SINCE INCEPTION
--------------------------------------------------------------------------------
                                     1 YEAR       5 YEARS        (2/28/96)
Turner Small Cap Value
  Fund - Class I Shares
  Before taxes on distributions       27.42%       16.55%         18.09%
  After taxes on distributions        27.27%       14.92%         16.57%
  After taxes on distributions
   and sale of shares                 16.69%       13.20%         14.71%
--------------------------------------------------------------------------------
Russell 2000 Index(1)                  2.49%        7.52%          8.69%(3)
--------------------------------------------------------------------------------
Russell 2000 Value Index(2)           14.02%       11.21%         12.80%(3)
--------------------------------------------------------------------------------

(1) THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED INDEX OF THE 2,000 SMALLEST U.S. COMPANIES OUT OF THE 3,000 LARGEST COMPANIES.

(2) THE RUSSELL 2000 VALUE INDEX IS A WIDELY-RECOGNIZED INDEX OF THOSE 2,000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

(3)  THE CALCULATION DATE FOR THE INDICES IS FEBRUARY 29, 1996.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS I SHARES     CLASS II SHARES(1)
Investment Advisory Fees                      0.85%               0.85%
Distribution (12b-1) Fees                     None                0.25%
Total Other Expenses                          0.49%(2)            0.74%(2)
                                              ----                ----
   Shareholder Servicing Fee                  None                0.25%(3)
TOTAL ANNUAL FUND OPERATING EXPENSES          1.34%(4)            1.84%(4)

(1)  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

(2) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(3) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(4) TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES AND CLASS II SHARES FROM EXCEEDING 1.40% AND 1.90%, RESPECTIVELY THROUGH JANUARY 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
Turner Small Cap Value Fund - Class I Shares       $136      $425      $734      $1,613
Turner Small Cap Value Fund - Class II Shares      $187      $579      $995      $2,159

PROSPECTUS 16

TURNER TECHNOLOGY FUND

FUND SUMMARY

TICKER SYMBOL -- TTECX

CUSIP -- 87252R870

FUND NUMBER -- 1236

INVESTMENT GOAL -- Long-term capital appreciation

INVESTMENT FOCUS -- Common stocks of technology companies

SHARE PRICE VOLATILITY -- Very high

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify technology companies with strong earnings growth potential

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of concentrated technology-focused equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Technology Fund invests substantially all (at least 80%) of its assets in common stocks of companies that have developed or are developing new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These securities may be traded over the counter or listed on an exchange. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies. These securities may include companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care and biotechnology sectors. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may invest in smaller capitalization companies that may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be very volatile, and the price movements of the Fund's shares may reflect that volatility.

Because the Fund's investments are concentrated in issuers doing business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified. In addition, the Fund is subject to the risk that technology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                       2000                            2001
                      -32.92%                         -46.12%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 30, 1999.

                       BEST QUARTER            WORST QUARTER
                          40.98%                  -50.59%
                        (12/31/01)              (12/31/00)

                                                                   PROSPECTUS 17

                                                          TURNER TECHNOLOGY FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Pacific Stock Exchange Technology 100 Index and the Goldman Sachs Technology Industry Composite. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                               SINCE INCEPTION
                                                  1 YEAR          (6/30/99)
--------------------------------------------------------------------------------
Turner Technology Fund - Class I Shares
  Before taxes on distributions                  -46.12%            -2.72%
  After taxes on distributions                   -46.12%            -7.05%
  After taxes on distributions and
   sale of shares                                -28.09%            -2.51%
--------------------------------------------------------------------------------
PSE Technology 100 Index(1)                      -15.42%              5.78%(3)
--------------------------------------------------------------------------------
Goldman Sachs Technology
  Industry Composite(2)                          -28.56%            -15.13%(3)
--------------------------------------------------------------------------------

(1) THE PACIFIC STOCK EXCHANGE TECHNOLOGY 100 INDEX IS A WIDELY-RECOGNIZED, PRICE WEIGHTED INDEX OF THE TOP 100 U.S. TECHNOLOGY-ORIENTED COMPANIES.

(2) IN THE FUTURE THE FUND WILL ONLY COMPARE ITS PERFORMANCE AGAINST THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE, A MARKET-CAPITALIZATION WEIGHTED INDEX OF 190 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF COMPANIES IN THE TECHNOLOGY SECTOR. THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE IS COMPRISED OF MORE ISSUERS THAN THE PACIFIC STOCK EXCHANGE TECHNOLOGY 100 INDEX AND THUS, BETTER REFLECTS THE FUND'S TECHNOLOGY HOLDINGS.

(3)  THE CALCULATION DATE FOR THE INDICES IS JUNE 30, 1999.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              CLASS I SHARES
Investment Advisory Fees                           0.96%(1)
Distribution (12b-1) Fees                          None
Other Expenses                                     0.68%(2)
                                                   ----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.64%(3)

(1) THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE AND MAY RANGE FROM 0.70% TO 1.50%, DEPENDING ON THE FUND'S PERFORMANCE.

(2) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(3) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.50%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. THESE ARRANGEMENTS WOULD HAVE ULTIMATELY REDUCED THE FUND'S "OTHER EXPENSES" BELOW THE 0.50% CEILING, WHICH, IN TURN, WOULD HAVE REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WOULD HAVE BEEN:

          NET TOTAL OPERATING EXPENSES
          TURNER TECHNOLOGY FUND - CLASS I SHARES      1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Turner Technology Fund - Class I Shares    $167      $517      $892      $1,944

PROSPECTUS 18

TURNER TOP 20 FUND

FUND SUMMARY

TICKER SYMBOL -- TTOPX - Class I

CUSIP -- 87252R862

FUND NUMBER -- 1237

INVESTMENT GOAL -- Long-term capital appreciation

INVESTMENT FOCUS -- U.S. common stocks

SHARE PRICE VOLATILITY -- Very high

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. companies with strong earnings growth potential

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of concentrated equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Top 20 Fund invests substantially all (at least 80%) of its assets in common stocks and other equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential. These securities may be traded over the counter or listed on an exchange.

Turner's investment team manages the Fund by selecting stocks in different sectors and capitalization ranges under the supervision of Robert Turner. The Fund's portfolio generally will contain 15-30 stocks. While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector. In addition, Turner may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(4)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                          2000                        2001
                        -20.42%                     -38.94%

(1) THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 30, 1999.

                        BEST QUARTER            WORST QUARTER
                           31.77%                  -39.66%
                         (12/31/01)               (3/31/01)

The following table compares the Fund's Class I Shares' average annual total returns for the periods ended December 31, 2001, to those of the S&P 500 Index and the Nasdaq 100 Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for

                                                                   PROSPECTUS 19

                                                              TURNER TOP 20 FUND

Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                            SINCE INCEPTION
                                               1 YEAR           (6/30/99)
--------------------------------------------------------------------------------
Turner Top 20 Fund - Class I Shares
  Before taxes on distributions               -38.94%              3.27%
  After taxes on distributions                -38.94%             -2.07%
  After taxes on distributions
   and sale of shares                         -23.71%              1.46%
--------------------------------------------------------------------------------
S&P 500 Index(1)                              -11.88%             -5.74%(3)
--------------------------------------------------------------------------------
Nasdaq 100 Index(2)                           -32.62%            -13.93%(3)
--------------------------------------------------------------------------------

(1) THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.

(2) THE NASDAQ 100 INDEX TRACKS NASDAQ'S LARGEST COMPANIES ACROSS MAJOR INDUSTRY GROUPS, INCLUDING COMPUTER HARDWARE AND SOFTWARE,
     TELECOMMUNICATIONS, RETAIL/WHOLESALE AND BIOTECHNOLOGY.

(3)  THE CALCULATION DATE FOR THE INDICES IS JUNE 30, 1999.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS I SHARES     CLASS II SHARES(1)
Investment Advisory Fees                     0.94%(2)            0.94%(2)
Distribution (12b-1) Fees                    None                0.25%
Total Other Expenses                         0.46%(3)            0.71%(3)
                                             ----                ----
   Shareholder Servicing Fee                 None                0.25%(4)
TOTAL ANNUAL FUND OPERATING EXPENSES         1.40%(5)            1.90%(5)

(1)  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

(2) THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 INDEX AND MAY RANGE FROM 0.70% TO 1.50%, DEPENDING ON THE FUND'S PERFORMANCE.

(3) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(4) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(5) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP "TOTAL OTHER EXPENSES," EXCLUDING DISTRIBUTION FEES, OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.25% AND 0.50%, RESPECTIVELY. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. THESE ARRANGEMENTS ULTIMATELY WOULD HAVE REDUCED "TOTAL OTHER EXPENSES" BELOW THE 0.25% CEILING, WHICH, IN TURN, WOULD HAVE REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WOULD HAVE BEEN:

          NET TOTAL OPERATING EXPENSES
          TURNER TOP 20 FUND - CLASS I SHARES     1.13%

     CLASS II SHARES WERE NOT OFFERED DURING THE FUND'S LAST FISCAL YEAR. AS A RESULT OF THESE BROKERAGE ARRANGEMENTS, THE "TOTAL ANNUAL FUND OPERATING EXPENSES" FOR CLASS II SHARES ARE ESTIMATED TO BE:

          NET TOTAL OPERATING EXPENSES
          TURNER TOP 20 FUND - CLASS II SHARES    1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                        1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Turner Top 20 Fund - Class I Shares      $143      $443        $766      $1,680
Turner Top 20 Fund - Class II Shares     $193      $597      $1,026      $2,222

PROSPECTUS 20

TURNER GLOBAL TOP 40 FUND

FUND SUMMARY

TICKER SYMBOL -- TGTFX

CUSIP -- 87252R813

FUND NUMBER -- 1241

INVESTMENT GOAL -- Long-term capital appreciation

INVESTMENT FOCUS -- American Depositary Receipts (ADRs) and common stocks of
                    U.S. and foreign companies

SHARE PRICE VOLATILITY -- High

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. and foreign companies with strong earnings growth potential

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of concentrated global equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Global Top 40 Fund invests primarily (at least 80% of its assets) in common stocks of companies located in U.S. and developed foreign markets. Turner expects these companies to experience rising earnings growth and to benefit from global economic trends or promising technologies or products. These securities may be traded over the counter or listed on an exchange.

Turner selects areas for investment by continuously analyzing the U.S. market and a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. The Fund's portfolio generally consists of a limited number of companies in a variety of market segments and countries throughout the world, and it will typically own 30-50 stocks representing Turner's best global investment ideas. The Fund may purchase ADRs and generally will not attempt to hedge the effect of currency fluctuations on the Fund's investments. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      2001
                                    -39.66%

(1) THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 30, 2000.

                                                                   PROSPECTUS 21

                                                       TURNER GLOBAL TOP 40 FUND

                         BEST QUARTER      WORST QUARTER
                             22.22%           -32.92%
                           (12/31/01)        (3/31/01)

This table compares the Fund's Class I Shares' average annual total returns for the periods ended December 31, 2001, to those of the MSCI World Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                              SINCE INCEPTION
                                                   1 YEAR         (6/30/00)
--------------------------------------------------------------------------------
Turner Global Top 40 Fund - Class I Shares
  Before taxes on distributions                    -39.66%         -47.08%
  After taxes on distributions                     -39.66%         -47.08%
  After taxes on distributions and
   sale of shares                                  -24.15%         -36.33%
--------------------------------------------------------------------------------
MSCI World Growth Index(1)                         -19.38%         -26.78%(2)
--------------------------------------------------------------------------------

(1) THE MSCI WORLD GROWTH INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE PERFORMANCE OF MORE THAN 1,000 EQUITY SECURITIES OF COMPANIES LOCATED IN EUROPE, AUSTRALASIA AND THE FAR EAST.

(2)  THE CALCULATION DATE FOR THE INDEX IS JUNE 30, 2000.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS I SHARES

Redemption Fee
  (as a percentage of amount redeemed, if applicable)       2.00%(1)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        CLASS I SHARES
Investment Advisory Fees                                    0.95%(2)
Distribution (12b-1) Fees                                   None
Other Expenses                                              1.34%(3)
                                                            ----
TOTAL ANNUAL FUND OPERATING EXPENSES                        2.29%(4)

(1) APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

(2) THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE MSCI WORLD GROWTH INDEX, AND MAY RANGE FROM 0.70% TO 1.30%, DEPENDING ON THE FUND'S PERFORMANCE.

(3) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(4) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.40%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WERE:

          NET TOTAL OPERATING EXPENSES
          TURNER GLOBAL TOP 40 FUND - CLASS I SHARES   1.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Turner Global Top 40 Fund - Class I Shares   $232     $715      $1,225   $2,626

PROSPECTUS 22

TURNER NEW ENTERPRISE FUND (FORMERLY THE TURNER B2B E-COMMERCE FUND)

FUND SUMMARY

TICKER SYMBOL -- TBTBX

CUSIP -- 87252R797

FUND NUMBER -- 1240

INVESTMENT GOAL -- Long-term capital appreciation

INVESTMENT FOCUS -- Companies that have potential for earnings growth

SHARE PRICE VOLATILITY -- Very high

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify companies with strong earnings growth potential across a variety of industries and sectors where new products and services are being developed and marketed

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner New Enterprise Fund invests primarily (at least 80% of its assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations of at least $1 billion. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. The Fund may invest up to 25% of its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      2001
                                    -38.42%

(1) THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 30, 2000.

                       BEST QUARTER            WORST QUARTER
                          49.54%                  -47.02%
                        (12/31/01)               (9/30/01)

This table compares the Fund's Class I Shares' average annual total returns for the periods ended December 31, 2001, to those of the Nasdaq Composite Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The

                                                                   PROSPECTUS 23

                                                      TURNER NEW ENTERPRISE FUND

returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                SINCE INCEPTION
                                                     1 YEAR        (6/30/00)
--------------------------------------------------------------------------------
Turner New Enterprise Fund - Class I Shares
  Before taxes on distributions                     -38.42%         -37.68%
  After taxes on distributions                      -38.42%         -37.68%
  After taxes on distributions and
   sale of shares                                   -23.40%         -29.37%
--------------------------------------------------------------------------------
Nasdaq Composite Index(1)                           -21.05%         -37.70%(2)
--------------------------------------------------------------------------------

(1) PREVIOUSLY, TURNER NEW ENTERPRISE FUND (FORMERLY THE B2B E-COMMERCE FUND) COMPARED ITS PERFORMANCE TO THE PACIFIC STOCK EXCHANGE TECHNOLOGY 100 INDEX, A WIDELY-RECOGNIZED, PRICE WEIGHTED INDEX OF THE TOP 100 U.S. TECHNOLOGY-ORIENTED COMPANIES. THE FUND INVESTS IN A BROADER RANGE OF INVESTMENTS, INCLUDING NEW AND DEVELOPING TECHNOLOGIES, WITHOUT CONCENTRATING IN ANY SPECIFIC GROUP OF INDUSTRIES. CONSISTENT WITH THIS BROADER FOCUS, THE FUND NOW COMPARES ITS PERFORMANCE TO THAT OF THE NASDAQ COMPOSITE INDEX. THE NASDAQ COMPOSITE INDEX INCLUDES THE MORE THAN 5,000 DOMESTIC AND NON-U.S. BASED COMMON STOCKS LISTED ON THE NASDAQ STOCK MARKET. THE INDEX IS MARKET-VALUE WEIGHTED. THIS MEANS THAT EACH COMPANY'S SECURITY AFFECTS THE INDEX IN PROPORTION TO ITS MARKET VALUE. THE MARKET VALUE, THE LAST SALE PRICE MULTIPLIED BY TOTAL SHARES OUTSTANDING, IS CALCULATED THROUGHOUT THE TRADING DAY, AND IS RELATED TO THE TOTAL VALUE OF THE INDEX. BECAUSE IT IS SO BROAD-BASED, THE INDEX IS ONE OF THE MOST WIDELY FOLLOWED AND QUOTED MAJOR MARKET INDEXES.

(2)  THE CALCULATION DATE FOR THE INDEX IS JUNE 30, 2000.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       CLASS I SHARES

Redemption Fee
  (as a percentage of amount redeemed, if applicable)       2.00%(1)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       CLASS I SHARES
Investment Advisory Fees                                    1.03%(2)
Distribution (12b-1) Fees                                   None
Other Expenses                                              1.53%(3)
                                                            ----
Total Annual Fund Operating Expenses                        2.56%(4)

(1) APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

(2) THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE NASDAQ COMPOSITE INDEX, AND MAY RANGE FROM 0.70% TO 1.50%, DEPENDING ON THE FUND'S PERFORMANCE.

(3) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(4) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WERE:

          NET TOTAL OPERATING EXPENSES
          TURNER NEW ENTERPRISE FUND - CLASS I SHARES 1.28%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Turner New Enterprise Fund - Class I Shares    $259    $796     $1,360   $2,895

PROSPECTUS 24

TURNER FUTURE FINANCIAL SERVICES FUND

FUND SUMMARY

TICKER SYMBOL -- TFFIX

CUSIP -- 87252R698

FUND NUMBER -- 888

INVESTMENT GOAL -- Long-term capital appreciation

INVESTMENT FOCUS -- Common stocks of U.S. financial services firms

SHARE PRICE VOLATILITY -- High

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. financial services firms with strong growth potential

INVESTOR PROFILE -- Investors who want capital appreciation and who can withstand the risks of industry focused equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Future Financial Services Fund invests substantially all (at least 80%) of its assets in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that Turner believes have above average growth potential. These securities may be traded over the counter or listed on an exchange. Turner also invests in financial services companies that it believes to be potential merger or acquisition targets. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints. The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Since the Fund's investments are concentrated in the financial services sector, they are subject to the risk that the financial services sector will underperform the broader market, as well as the risk that issuers in that sector will be impacted by market conditions, legislative or regulatory changes, or competition. The Fund may be more susceptible to changes in interest rates and other market and economic factors that affect financial services firms, including the effect of interest rate changes on the share prices of those financial services firms. In addition, if Turner incorrectly predicts that a company will be involved in a merger or other transaction, the Fund may lose any premium it paid for these stocks, and ultimately may realize a lower return if the company is not involved in a merger or acquisition transaction.

The Fund is subject to further risk that the stocks of technology-oriented financial services companies, both current and emerging, may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause financial services companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance shown reflects the performance of the Titan Financial Services Fund, which Turner managed from June 17, 2001 until November 9, 2001, when it merged with the Turner Future Financial Services Fund.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

             1997         1998       1999        2000         2001
            55.55%      -9.12%      18.40%      31.28%      -15.80%

(1) THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON MAY 22, 1996.

                     BEST QUARTER            WORST QUARTER
                        24.99%                  -26.02%
                       (9/30/00)               (9/30/98)

                                                                   PROSPECTUS 25

                                           TURNER FUTURE FINANCIAL SERVICES FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the S&P 500 Financials Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                SINCE INCEPTION
                                         1 YEAR       5 YEAR       (5/22/96)
--------------------------------------------------------------------------------
Turner Future Financial Services
  Fund - Class I Shares
  Before taxes on distributions         -15.80%        13.10%        15.14%
  After taxes on distributions          -21.61%        10.60%        12.82%
  After taxes on distributions and
   sale of shares                        -5.51%        10.33%        12.19%
--------------------------------------------------------------------------------
S&P 500 Financials Index(1)              -8.91%        14.53%        17.39%(2)
--------------------------------------------------------------------------------

(1) THE S&P 500 FINANCIALS INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF ALL STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF THE FINANCIAL SECTOR OF THE S&P 500 INDEX.

(2)  THE CALCULATION DATE FOR THE INDEX IS MAY 31, 1996.

[GRAPHIC] WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS I SHARES

Redemption Fee
  (as a percentage of amount redeemed, if applicable)       2.00%(1)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        CLASS I SHARES
Investment Advisory Fees                                    1.00%(2)
Distribution (12b-1) Fees                                   None
Other Expenses                                              0.72%(3)
                                                            ----
TOTAL ANNUAL FUND OPERATING EXPENSES                        1.72%(4)

(1) APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

(2) THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 FINANCIALS INDEX, AND MAY RANGE FROM 0.75% TO 1.25% DEPENDING ON THE FUND'S PERFORMANCE.

(3) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO THE MERGER OF THE TITAN FINANCIAL SERVICES FUND WITH THE TURNER FUTURE FINANCIAL SERVICES FUND, AS WELL AS A CHANGE IN THE ADMINISTRATION FEE.

(4) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.40%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. THESE ARRANGEMENTS ULTIMATELY WOULD HAVE REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WOULD HAVE
     BEEN:

          NET TOTAL OPERATING EXPENSES
          TURNER FUTURE FINANCIAL SERVICES FUND - CLASS I SHARES      1.40%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------
Turner Future Financial Services Fund - Class I Shares     $175      $542      $933     $2,030

PROSPECTUS 26

TURNER NEW ENERGY & POWER TECHNOLOGY FUND

FUND SUMMARY

TICKER SYMBOL -- TNEPX

CUSIP -- 87252R730

FUND NUMBER -- 1247

INVESTMENT GOAL -- Long-term capital appreciation

INVESTMENT FOCUS -- Common stocks of energy and power technology companies

SHARE PRICE VOLATILITY -- Very High

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify securities of energy and power technology companies that have strong growth prospects and that are using new or advanced technology to produce or deliver their product

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of industry focused equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner New Energy & Power Technology Fund invests substantially all (at least 80%) of its assets in equity securities of energy and power technology companies that are traded in the U.S. and that are using new or advanced technology to produce or deliver their product. These securities may be traded over the counter or listed on an exchange.

The Fund's holdings will be concentrated in the energy and power technology industries. Power technology companies are companies that Turner believes have, or will develop, products, processes, or services that build on or incorporate technological advances and improvements affecting the energy business. Energy companies must obtain at least 50% of their revenues from and be primarily engaged in one or more of the following businesses in the power and energy service field: production, development, refinement or distribution of oil, gas, electricity, and coal, as well as nuclear, geothermal, oil shale, solar power and other existing or future forms of power and/or energy; onshore or offshore drilling; production and well maintenance; and equipment supply and plant design or construction. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

While the Fund typically invests in the common stocks of medium to large capitalization companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the S&P 500 Energy Index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund's investments are concentrated in issuers conducting business in the same industry or group of related industries, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by industry.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. In addition, the Fund is subject to the risk that energy and power technology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause energy and power technology companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 27

                                       TURNER NEW ENERGY & POWER TECHNOLOGY FUND

[GRAPHIC] PERFORMANCE INFORMATION

The Turner New Energy and Power Technology Fund commenced operations on February 28, 2001. Since the Fund did not have a full calendar year of performance on December 31, 2001, performance results have not been provided. However, the Fund generally will compare its performance to that of the S&P 500 Energy Index. The S&P 500 Energy Index is a widely-recognized, equally-weighted index of securities issued by companies engaged in research, exploration or production activities within the natural resource sectors.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       CLASS II SHARES

Redemption Fee
  (as a percentage of amount redeemed, if applicable)       2.00%(1)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       CLASS II SHARES
Investment Advisory Fees                                    1.00%(2)
Distribution (12b-1) Fees                                   None
Total Other Expenses                                        5.01%(3)
                                                            ----
   Shareholder Servicing Fee                                0.25%(4)
TOTAL ANNUAL FUND OPERATING EXPENSES                        6.01%(5)

(1) APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT DECIDES TO IMPLEMENT THE FEE.

(2) THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 ENERGY INDEX AND MAY RANGE FROM 0.75% TO 1.25%, DEPENDING ON THE FUND'S PERFORMANCE.

(3) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(4) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(5) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL OTHER EXPENSES" FROM EXCEEDING 0.75%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME, BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. THESE ARRANGEMENTS ULTIMATELY WOULD HAVE REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WOULD HAVE BEEN:

          NET TOTAL OPERATING EXPENSES
          TURNER NEW ENERGY & POWER TECHNOLOGY FUND - CLASS II SHARES     1.75%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any type of performance adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
Turner New Energy & Power Technology Fund - Class II Shares     $598     $1,776

28 PROSPECTUS

TURNER HEALTHCARE & BIOTECHNOLOGY FUND

FUND SUMMARY

TICKER SYMBOL -- THBCX

CUSIP -- 87252R755

FUND NUMBER -- 1248

INVESTMENT GOAL -- Long-term capital appreciation

INVESTMENT FOCUS -- Common stocks of companies that are involved in the healthcare and biotechnology industries

SHARE PRICE VOLATILITY -- High

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify attractively priced healthcare and biotechnology companies that have strong earnings growth prospects

INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of industry focused equity investing

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Healthcare & Biotechnology Fund invests substantially all (at least 80%) of its assets in equity securities of healthcare and biotechnology companies that are traded in the U.S. These securities may be traded over the counter or listed on an exchange.

Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are those that engage in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

While the Fund typically invests in the common stocks of medium to large capitalization companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the S&P 500 Healthcare Index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund will concentrate in the healthcare sector. Because its investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by sector. In addition, the Fund is subject to the risk that healthcare and biotechnology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause healthcare and biotechnology companies to become increasingly sensitive to short product cycles and aggressive pricing. Furthermore, the types of products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a company's market value and/or share price.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Many biotechnology companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a simple product and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Furthermore, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 29

                                           TURNER HEALTHCARE & BIOTECHNOLOGY FUN

[GRAPHIC] PERFORMANCE INFORMATION

The Turner Healthcare & Biotechnology Fund commenced operations on February 28, 2001. Since the Fund did not have a full calendar year of performance on December 31, 2001, performance results have not been provided.

The Fund will generally compare its performance to that of the S&P 500 Healthcare Index. The S&P 500 Healthcare Index is a widely-recognized, equally-weighted performance index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/ biotechnology and medical industries.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       CLASS II SHARES
Redemption Fee
  (as a percentage of amount redeemed, if applicable)       2.00%(1)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       CLASS II SHARES
Investment Advisory Fees                                    1.00%(2)
Distribution (12b-1) Fees                                   None
Total Other Expenses                                        8.77%(3)
                                                            ----
   Shareholder Servicing Fee                                0.25%(4)
TOTAL ANNUAL FUND OPERATING EXPENSES                        9.77%(5)

(1) APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT HAS DECIDED TO IMPLEMENT THE FEE.

(2) THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 HEALTHCARE INDEX, AND MAY RANGE FROM 0.75% TO 1.25%, DEPENDING ON THE FUND'S PERFORMANCE.

(3) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(4) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(5) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL OTHER EXPENSES" FROM EXCEEDING 0.75%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. THESE ARRANGEMENTS ULTIMATELY WOULD HAVE REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WOULD HAVE BEEN:

          NET TOTAL OPERATING EXPENSES
          TURNER HEALTHCARE & BIOTECHNOLOGY FUND - CLASS II SHARES    1.75%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                            1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Turner Healthcare & Biotechnology Fund - Class II Shares     $954      $2,727

30 PROSPECTUS

TURNER TAX MANAGED U.S. EQUITY FUND

FUND SUMMARY

TICKER SYMBOL -- TTMEX

CUSIP -- 87252R748

FUND NUMBER -- 1249

INVESTMENT GOAL -- Long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders

INVESTMENT FOCUS -- Common stocks of U.S. companies

SHARE PRICE VOLATILITY -- High

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify companies with strong growth potential, and to buy, sell and hold the stocks of these companies in a way that minimizes taxable distributions to shareholders

INVESTOR PROFILE -- Investors seeking long-term growth of capital who desire to invest in a fund that emphasizes deferral of current tax liability

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Tax Managed U.S. Equity Fund invests substantially all (at least 80%) of its assets in common stocks of U.S. companies that Turner considers to have strong growth potential. Turner seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. These securities may be traded over the counter or listed on an exchange. While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal.

Turner manages the Fund using an investment strategy that is sensitive to the potential impact of personal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distributions to shareholders.

In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

Consistent with its tax-sensitive mandate, the Fund may buy and sell securities frequently. This will result in higher transaction costs than for a fund that employs simply a "buy and hold" approach, and may also generate higher tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that the Fund's tax-sensitive investment strategy may not be successful in limiting taxable income and realized capital gains; and that shareholder redemptions may force the Fund to sell securities at an inappropriate time, resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is designed for long-term taxable investors. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or capital gains from time to time. Investors may also realize capital gains when they sell their shares.

                                                                   PROSPECTUS 31

                                             TURNER TAX MANAGED U.S. EQUITY FUND

[GRAPHIC] PERFORMANCE INFORMATION

The Turner Tax Managed U.S. Equity Fund commenced operations on February 28, 2001. Since the Fund did not have a full calendar year of performance on December 31, 2001, performance results have not been provided. The Fund will compare its performance to that of the S&P 500 Index. The S&P 500 Index is a widely-recognized, market value-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 500 U.S. companies chosen for market size, liquidity and industry group representation.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       CLASS II SHARES
Redemption Fee
  (as a percentage of amount redeemed, if applicable)       2.00%(1)

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       CLASS II SHARES
Investment Advisory Fees                                    0.75%
Distribution (12b-1) Fees                                   None
Total Other Expenses                                        3.47%(2)
                                                            ----
   Shareholder Servicing Fee                                0.25%(3)
TOTAL ANNUAL FUND OPERATING EXPENSES                        4.22%(4)

(1)  APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE.

(2) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(3) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(4) TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL OTHER EXPENSES" FROM EXCEEDING 0.50%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "NET TOTAL OPERATING EXPENSES" SO THAT THEY WERE:

          NET TOTAL OPERATING EXPENSES
          TURNER TAX MANAGED U.S. EQUITY FUND - CLASS II SHARES       1.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                         1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Turner Tax Managed U.S. Equity Fund - Class II Shares     $424      $1,281

32 PROSPECTUS

TURNER CORE FIXED INCOME FUND (FORMERLY CORE PLUS FIXED INCOME FUND)

FUND SUMMARY

TICKER SYMBOL -- TCFIX

CUSIP -- 87252R201

FUND NUMBER -- 1182

INVESTMENT GOAL -- High current income

INVESTMENT FOCUS -- Fixed income obligations of U.S. issuers

SHARE PRICE VOLATILITY -- Low to medium

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify investment-grade U.S.
                                 government and corporate securities that offer income potential

INVESTOR PROFILE -- Investors seeking high current income who can withstand share price volatility

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Core Fixed Income Fund invests primarily (at least 80% of its assets) in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. In selecting investments for the Fund, the Sub-Adviser, Clover Capital Management, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes. The Fund's average weighted maturity will typically be between seven and nine years.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The shareholders of the Clover Fixed Income Fund voted to approve Turner as the Fund's investment adviser and Clover as the sub-adviser, effective May 1, 2001. The performance shown reflects the performance of the Fund while managed by Clover until May 1, 2001.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past ten years.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

   1992    1993    1994    1995   1996   1997   1998     1999   2000    2001
   7.37%  11.42%  -2.83%  17.96%  4.40%  9.57%  7.88%   -1.94%  12.31%  7.34%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON DECEMBER 6, 1991.

                      BEST QUARTER            WORST QUARTER
                          5.85%                  -2.27%
                        (6/30/95)               (3/31/94)

                                                                   PROSPECTUS 33

                                                   TURNER CORE FIXED INCOME FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Merrill Lynch U.S. Domestic Master Bond Index and the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                      SINCE
                                                                    INCEPTION
                                   1 YEAR    5 YEARS    10 YEARS    (12/6/91)
--------------------------------------------------------------------------------
Turner Core Fixed Income
  Fund - Class I Shares
  Before taxes on distributions     7.34%     6.92%       7.18%       7.36%
  After taxes on distributions      5.11%     4.49%       4.44%       4.60%
  After taxes on distributions
   and sale of shares               4.44%     4.36%       4.44%       4.57%
--------------------------------------------------------------------------------
Merrill Lynch U.S. Domestic
  Master Bond Index(1)              8.32%     7.43%       7.29%       7.29%(3)
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index(2)                     8.42%     7.43%       7.23%       7.23%(3)
--------------------------------------------------------------------------------

(1) THE MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX IS A WIDELY-RECOGNIZED INDICATOR OF THE PERFORMANCE OF THE INVESTMENT GRADE U.S. DOMESTIC BOND MARKET.

(2) THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY-RECOGNIZED MARKET-VALUE WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST ONE YEAR.

(3)  THE CALCULATION DATE FOR THE INDICES IS DECEMBER 31, 1991.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

In the future, the Fund will only measure its performance to the Lehman Brothers Aggregate Bond Index which more accurately reflects the Fund's holdings.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              CLASS I SHARES
Investment Advisory Fees                           0.45%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.51%(1)
                                                   ----
TOTAL ANNUAL FUND OPERATING EXPENSES               0.96%
Fee Waivers and Expense Reimbursements            (0.21)%
                                                   ----
NET TOTAL OPERATING EXPENSES                       0.75%(2)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 0.75% THROUGH JANUARY 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Turner Core Fixed Income Fund - Class I Shares     $77      $285      $510     $1,159

34 PROSPECTUS

TURNER CORE HIGH QUALITY FIXED INCOME FUND

FUND SUMMARY

TICKER SYMBOL -- THQFX

CUSIP -- 87252R847

FUND NUMBER -- 1239

INVESTMENT GOAL -- Current income and capital appreciation

INVESTMENT FOCUS -- Investment-grade fixed income securities, including U.S.
                    Treasuries and mortgage-backed securities

SHARE PRICE VOLATILITY -- Medium

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify quality fixed income securities with long-term, short-term and intermediate-term maturities

INVESTOR PROFILE -- Investors who are seeking current income and capital appreciation and who are willing to accept principal risk

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Core High Quality Fixed Income Fund invests primarily (at least 80% of its assets) in investment-grade fixed income securities, including U.S. government securities, corporate debt securities, mortgage-backed securities, asset-backed securities, and short-term obligations. Turner will allocate the Fund's assets among these market sectors based on its analysis of historical data, yield trends and credit ratings. In selecting investments for the Fund, Turner chooses securities with long-term, short-term and/or intermediate-term durations that are attractively priced and that offer competitive yields. The Fund's average weighted maturity will typically be between three and six years.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                             2000             2001
                            12.40%            6.38%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON JUNE 30, 1999.

                        BEST QUARTER            WORST QUARTER
                            4.68%                  -0.46%
                         (12/31/00)              (12/31/01)

                                                                   PROSPECTUS 35

                                             TURNER TAX MANAGED U.S. EQUITY FUND

TURNER CORE HIGH QUALITY FIXED INCOME FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                               SINCE INCEPTION
                                                      1 YEAR       (6/30/99)
--------------------------------------------------------------------------------
Turner Core High Quality Fixed Income
  Fund - Class I Shares
  Before taxes on distributions                        6.38%         7.45%
  After taxes on distributions                         2.11%         4.22%
  After taxes on distributions and sale of shares      3.89%         4.38%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(1)                8.42%         8.18%(2)
--------------------------------------------------------------------------------

(1) THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST ONE YEAR.

(2)  THE CALCULATION DATE FOR THE INDEX IS JUNE 30, 1999.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              CLASS I SHARES
Investment Advisory Fees                           0.50%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.72%(1)
                                                   ----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.22%
Fee Waivers and Expense Reimbursements            (0.77)%
                                                   ----
NET TOTAL OPERATING EXPENSES                       0.45%(2)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I SHARES FROM EXCEEDING 0.45% THROUGH JANUARY 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                               1 YEAR   3 YEARS   5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------
Turner Core High Quality Fixed Income Fund - Class I Shares      $46      $230      $517      $1,336

36 PROSPECTUS

TURNER ULTRA SHORT DURATION FIXED INCOME FUND

FUND SUMMARY

TICKER SYMBOL -- TSDOX - Class I

TICKER SYMBOL -- TDGOX - Class II

CUSIP -- 872524103 - Class I / 872524509 - Class II

FUND NUMBER -- 1302 - Class I / 1306 Class II

INVESTMENT GOAL -- Total return consistent with the preservation of capital

INVESTMENT FOCUS -- Fixed income securities issued or guaranteed by the U.S.
                    government

SHARE PRICE VOLATILITY -- Low

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. government securities that are attractively priced

INVESTOR PROFILE -- Investors seeking current income with a limited amount of share price volatility

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Ultra Short Duration Fixed Income Fund invests primarily (at least 80% of its assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association (GNMA). In selecting investments for the Fund, Turner chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. In addition, Turner considers the "effective duration" of the Fund's entire portfolio when selecting securities. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. Although Turner manages interest rate risk by maintaining an effective duration that is comparable to or less than that of one-year U.S. Treasury bills, the Fund may invest in securities with any maturity or duration. In any event, the Fund is expected to maintain an average duration of one year or less, and a dollar-weighted average portfolio maturity of no more than 3 years.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The first four years of performance shown is for the Alpha Select Turner Short Duration Government Fund-One Year Portfolio, the Fund's predecessor. The Fund became part of the Turner Funds on July 1, 1999.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

    1995       1996       1997       1998       1999       2000       2001
    7.61%      6.41%      6.30%      5.84%      5.41%      6.99%      5.81%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON MARCH 1, 1994.

                       BEST QUARTER            WORST QUARTER
                           2.04%                   0.66%
                        (12/31/95)              (12/31/01)

                                                                   PROSPECTUS 37

                                   TURNER ULTRA SHORT DURATION FIXED INCOME FUND

This table compares the Fund's average annual total returns for Class I and Class II Shares for the periods ended December 31, 2001, to those of the Merrill Lynch Three-Month U.S. Treasury Bill Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                             1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income
  Fund - Class I Shares
  Before taxes on distributions               5.81%      6.07%       6.13%(2)
  After taxes on distributions                3.94%      3.74%       3.77%(2)
  After taxes on distributions
   and sale of shares                         3.51%      3.68%       3.72%(2)
--------------------------------------------------------------------------------
Merrill Lynch Three-Month
  U.S. Treasury Bill Index(1)                 4.42%      5.20%       5.26%(3)
--------------------------------------------------------------------------------
Turner Ultra Short Duration
   Fixed Income Fund -
   Class II Shares                            5.54%       N/A        5.65%(4)
--------------------------------------------------------------------------------
Merrill Lynch Three-Month
  U.S. Treasury Bill Index(1)                 4.42%       N/A        5.17%(5)
--------------------------------------------------------------------------------

(1) THE MERRILL LYNCH THREE-MONTH U.S. TREASURY BILL INDEX IS AN UNMANAGED INDEX OF TREASURY SECURITIES THAT ASSUMES REINVESTMENT OF ALL INCOME.

(2)  THE INCEPTION DATE FOR CLASS I SHARES IS MARCH 1, 1994.

(3) THE CALCULATION DATE FOR THE INDEX WITH REGARD TO THE CLASS I SHARES IS MARCH 31, 1994.

(4)  THE INCEPTION DATE FOR CLASS II SHARES IS FEBRUARY 27, 1998.

(5) THE CALCULATION DATE FOR THE INDEX WITH REGARD TO THE CLASS II SHARES IS FEBRUARY 28, 1998.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS I SHARES       CLASS II SHARES
Investment Advisory Fees                      0.25%                0.25%
Distribution (12b-1) Fees                     None                 None
Total Other Expenses                          0.61%(1)             0.86%(1)
                                              ----                 ----
   Shareholder Servicing Fee                  None                 0.25%2
TOTAL ANNUAL FUND OPERATING EXPENSES          0.86%                1.11%
Fee Waivers and Expense Reimbursements        (0.50)%              (0.50)%
                                              ----                 ----
NET TOTAL OPERATING EXPENSES                  0.36%(2)             0.61%(3)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(3) TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.36% AND 0.61%, RESPECTIVELY, THROUGH JANUARY 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund - Class I Shares       $37       $224       $428      $1,014
Turner Ultra Short Duration Fixed Income Fund - Class II Shares      $62       $303       $563      $1,307

38 PROSPECTUS

TURNER SHORT DURATION FIXED INCOME FUND

FUND SUMMARY

TICKER SYMBOL -- TSDGX - Class I

TICKER SYMBOL -- TDGTX - Class II

CUSIP -- 872524202 - Class I / 872524608 - Class II

FUND NUMBER -- 1304 - Class I / 1308 - Class II

INVESTMENT GOAL -- Total return consistent with the preservation of capital

INVESTMENT FOCUS -- Fixed income securities issued or guaranteed by the U.S.
                    government

SHARE PRICE VOLATILITY -- Low to medium

PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. government securities that are attractively priced

INVESTOR PROFILE -- Investors seeking current income with a limited amount of share price volatility

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Short Duration Fixed Income Fund invests primarily (at least 80% of its assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association
(GNMA).

In selecting investments for the Fund, Turner chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. Turner considers the "effective duration" of the Fund's entire portfolio when selecting securities. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. The Fund seeks to maintain an effective duration that is comparable to or less than that of three-year U.S. Treasury notes. The Fund may invest in securities with any maturity.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The first four years of performance shown is for the Alpha Select Turner Short Duration Government Fund - Three Year Portfolio, the Fund's predecessor. The Fund became part of the Turner Funds on July 1, 1999.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year since the Fund's inception.(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

              1995    1996    1997    1998    1999    2000    2001
             11.18%   5.26%   6.92%   6.93%   2.75%   8.25%   6.74%

(1) THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON MARCH 1, 1994.

                     BEST QUARTER            WORST QUARTER
                         3.24%                   0.23%
                       (3/31/95)              (12/31/01)

                                                                   PROSPECTUS 39

                                         TURNER SHORT DURATION FIXED INCOME FUND

This table compares the Fund's average annual total returns for Class I and Class II Shares for the periods ended December 31, 2001, to those of the Lehman Brothers 1-3 Year U.S. Government Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                       1 YEAR    5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
Turner Short Duration Fixed Income
  Fund - Class I Shares
  Before taxes on distributions         6.74%      6.30%         6.27%(2)
  After taxes on distributions          4.55%      3.82%         3.79%(2)
  After taxes on distributions
   and sale of shares                   4.07%      3.80%         3.78%(2)
--------------------------------------------------------------------------------
Lehman Brothers 1-3 Year
  U.S. Government Bond Index(1)         8.53%      6.64%         6.45%(3)
--------------------------------------------------------------------------------
Turner Short Duration Fixed Income
  Fund - Class II Shares                6.49%       N/A          7.82%(4)
--------------------------------------------------------------------------------
Lehman Brothers 1-3 Year
  U.S. Government Bond Index(1)         8.53%       N/A          7.00%(5)
--------------------------------------------------------------------------------

(1)  THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT BOND INDEX IS A
     WIDELY-RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES OF AT LEAST ONE YEAR.

(2)  THE INCEPTION DATE FOR CLASS I SHARES IS MARCH 1, 1994.

(3) THE CALCULATION DATE FOR THE INDEX WITH REGARD TO CLASS I SHARES IS MARCH 31, 1994.

(4)  THE INCEPTION DATE FOR CLASS II SHARES IS APRIL 28, 1999.

(5) THE CALCULATION DATE FOR THE INDEX WITH REGARD TO CLASS II SHARES IS APRIL 30, 1999.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS I SHARES       CLASS II SHARES
Investment Advisory Fees                      0.25%                0.25%
Distribution (12b-1) Fees                     None                 None
Total Other Expenses                          0.50%(1)             0.75%(1)
                                              ----                 ----
   Shareholder Servicing Fee                  None                 0.25%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES          0.75%                1.00%
Fee Waivers and Expense Reimbursements        (0.39)%              (0.39)%
                                              ----                 ----
NET TOTAL OPERATING EXPENSES                  0.36%(3)             0.61%(3)

(1) OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR DUE TO A CHANGE IN THE ADMINISTRATION FEE.

(2) THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

(3) TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP "NET TOTAL OPERATING EXPENSES" OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.36% AND 0.61%, RESPECTIVELY, THROUGH JANUARY 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Net Total Operating Expenses" and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund - Class I Shares       $37      $201      $378        $894
Turner Short Duration Fixed Income Fund - Class II Shares      $62      $280      $514      $1,189

40 PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

INVESTMENT ADVISER

Turner Investment Partners, Inc., an SEC-registered adviser, serves as the Adviser to each Fund. As the Funds' Adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Turner also ensures compliance with the Funds' investment policies and guidelines.

Turner also serves as Administrator to the Funds for which it receives an annual administration fee of 0.15% of the Funds' average daily net assets up to $2 billion and 0.125% of such assets in excess of $2 billion.

As of December 31, 2001, Turner had approximately $10 billion in assets under management. For its services during the most recent fiscal year, Turner received investment advisory fees (after waivers and reimbursements) of:

     TURNER DISCIPLINED LARGE CAP GROWTH FUND      0.56%

     TURNER MIDCAP GROWTH FUND                     0.75%

     TURNER SMALL CAP GROWTH FUND                  0.90%

     TURNER MICRO CAP GROWTH FUND                  0.87%

     TURNER TOP 20 FUND                            0.94%

     TURNER TECHNOLOGY FUND                        0.69%

     TURNER GLOBAL TOP 40 FUND                     0.50%

For its services during the most recent fiscal year, Turner received no advisory fees, and waived/reimbursed expenses of:

     TURNER ULTRA SHORT DURATION
       FIXED INCOME FUND                           0.23%

     TURNER SHORT DURATION FIXED
       INCOME FUND                                 0.09%

     TURNER CORE HIGH QUALITY
       FIXED INCOME FUND                           0.63%

     TURNER NEW ENTERPRISE FUND
       (FORMERLY THE TURNER
       B2B E-COMMERCE FUND)                        0.63%

Turner began providing investment advisory services to the Turner New Energy & Power Technology, Turner Healthcare & Biotechnology and Turner Tax Managed U.S. Equity Funds on February 28, 2001. For advisory services during the most recent fiscal year, Turner received no advisory fees and reimbursed expenses of:

     TURNER NEW ENERGY &
       POWER TECHNOLOGY FUND                       4.80%

     TURNER HEALTHCARE &
       BIOTECHNOLOGY FUND                         11.04%

     TURNER TAX MANAGED
       U.S. EQUITY FUND                            3.35%

Turner began providing investment advisory services to the Turner Small Cap Value, Turner Midcap Value, Turner Large Cap Value and Turner Core Fixed Income Funds on May 1, 2001. For its services during the most recent fiscal year, Turner received advisory fees (after waivers and reimbursements) of:

     TURNER MIDCAP VALUE FUND                      0.68%
     TURNER SMALL CAP VALUE FUND                   0.85%
     TURNER CORE FIXED INCOME FUND                 0.15%

For its services performed during the most recent fiscal year, Turner received no advisory fees and reimbursed expenses of:

     TURNER LARGE CAP VALUE FUND                   1.73%

Turner pays sub-advisory fees to Clover Capital Management from its advisory fee, if any.

Fees for the Top 20, Technology, New Enterprise, Global Top 40, Future Financial Services, New Energy & Power Technology and Healthcare & Biotechnology Funds may be higher or lower, however, depending on a Fund's performance relative to its benchmark. If a Fund outperforms its benchmark by a set amount, Turner will receive higher advisory fees. Conversely, if a Fund underperforms its benchmark by the same amount, Turner will receive lower advisory fees. Advisory fees for these Funds may therefore range from a lowest possible fee of 0.70% to a highest possible fee of 1.50%.

For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for a specific index is expressed as a percentage of the starting level of that index at the beginning of the period, as modified by the change in the level of the index during the period and by the value computed consistently with the index, of cash distributions


PO BOX 219805, Kansas City, MO 64121-9805

                                                                   PROSPECTUS 41

                                                            PORTFOLIO MANAGEMENT

having an ex-dividend date occurring within the period made by issuers whose securities are included in the index.

The Funds' SAI contains detailed information about each Fund's benchmark, as well as any possible performance-based adjustments to Turner's fees. These performance-based adjustments will take effect after the Funds have been in operation for more than one year.

In connection with its commitment to voluntarily limit expenses (as described for certain Funds) Turner has represented to the Board that if it decides to discontinue this arrangement, Turner will do so only after notifying the Board of its decision and updating the prospectus at least 90 days before it does so.

INVESTMENT SUB-ADVISER

Clover Capital Management, Inc., an SEC-registered adviser, began serving as the Sub-Adviser to the Small Cap Value, Midcap Value, Large Cap Value and Core Fixed Income Funds on May 1, 2001. Prior to that date, Clover served as these Funds' investment adviser. As Sub-Adviser, Clover makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines.

As of December 31, 2001, Clover had approximately $1.6 billion in assets under management. For its services as investment adviser, during the period between October 1, 2000 and April 30, 2001, Clover received investment advisory fees (after waivers and reimbursements) of:

     CLOVER SMALL CAP VALUE FUND                   0.85%

     CLOVER EQUITY VALUE FUND                      0.68%

     CLOVER FIXED INCOME FUND                      0.22%

For its services as investment adviser, during the period between October 1, 2000 and April 30, 2001, Clover received no advisory fees, and waived/reimbursed expenses of:

     CLOVER MAX CAP VALUE FUND                     1.96%

Clover began providing sub-advisory services to the Small Cap Value, Midcap Value, Large Cap Value and Core Fixed Income Funds on May 1, 2001. For the sub-advisory services it provides, Clover is entitled to receive sub-advisory fees as follows:

     TURNER SMALL CAP VALUE FUND                   0.50%

     TURNER MIDCAP VALUE FUND                     0.395%

     TURNER LARGE CAP VALUE FUND                   0.37%

     TURNER CORE FIXED INCOME FUND                0.225%

PORTFOLIO MANAGERS

The Disciplined Large Cap Growth Fund is managed by a committee comprised of Robert Turner, John Hammerschmidt, Mark Turner and Chris Perry. The Midcap Growth and Top 20 Funds are managed by a committee comprised of Chris McHugh, Bill McVail and Robert Turner. The Small Cap Growth Fund is managed by a committee comprised of Bill McVail, Chris McHugh, Frank Sustersic and Jason Schrotberger. The Micro Cap Growth Fund is managed by a committee comprised of Frank Sustersic, Bill McVail and Heather McMeekin. The Technology Fund is managed by a committee comprised of Robert Turner, Chris McHugh, Robb Parlanti. and Tara Hedlund. The Global Top 40 Fund is managed by a committee comprised of Mark Turner, Robert Turner and Robb Parlanti. The New Enterprise Fund is managed by a committee comprised of Chris McHugh, John Hammerschmidt, Jason Schrotberger and Tara Hedlund. The Future Financial Services Fund is managed by a committee comprised of Chris Perry and Frank Sustersic. The Turner New Energy & Power Technology Fund is managed by a committee comprised of John Hammerschmidt, Mark Turner and Kenny Turner. The Turner Healthcare & Biotechnology Fund is managed by a committee comprised of Frank Sustersic, Chris Perry and Heather McMeekin. The Turner Tax Managed U.S. Equity Fund is managed by a committee comprised of Bob Turner, David Kovacs and Chris Perry. The Small Cap Value Fund is managed by a committee led by Michael E. Jones and Lawrence R. Creatura. The Midcap Value Fund is managed by a committee led by Michael E. Jones and Matthew P. Kaufler. The Large Cap Value Fund is managed by a committee led by Lawrence R. Creatura and Paul W. Spindler. The Core Fixed Income Fund is managed by a committee led by Richard J. Huxley and Paul W. Spindler. The Ultra Short Duration Fixed Income Fund, Short Duration Fixed Income Fund, and Core High Quality Fixed Income Fund are managed by a committee comprised of James Midanek and John Pak. The background of each committee member is set forth below.

Robert E. Turner, CFA, Chairman and Chief Investment Officer, founded Turner in 1990. Mr. Turner is the lead manager of the Disciplined Large Cap Growth, Technology and Top 20 Funds. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 21 years of investment experience.

Mark Turner, Vice Chairman, Senior Portfolio Manager, co-founded Turner in 1990. Mr. Turner is lead manager of the Global Top 40 Fund. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 19 years of investment experience.

Lawrence R. Creatura, CFA, joined Clover in 1994 and is a Vice President of Investments. Mr. Creatura is co-manager of the Large Cap Value and Small Cap Value Funds. Prior to 1994, he was a Laser Systems Engineer/Researcher for Laser Surge, Inc. He has 6 years of investment experience.

John Hammerschmidt, Senior Portfolio Manager, joined Turner in 1992. Mr. Hammerschmidt is lead manager of the New Energy & Power Technology Fund. Prior to 1992, he was a principal with Chesapeake Capital Management. He has 19 years of investment experience.

Tara E. Hedlund, CPA, Security Analyst, joined Turner in April 2000. Previously, she was an Audit Engagement Senior with Arthur Andersen LLP from 1997 to 2000. Previously, Ms. Hedlund was an Assurance Associate with Coopers & Lybrand LLP. Ms. Hedlund received her BBS in Accountancy from Villanova University.


                                                                  1-800-224-6312

42 PROSPECTUS

PORTFOLIO MANAGEMENT

Richard J. Huxley joined Clover in 1986 and is the Executive Vice President and Fixed Income Manager for Clover. Mr. Huxley is co-manager of the Core Fixed Income Fund. He has over 21 years of investment experience.

Michael E. Jones, CFA, is a co-founder and Managing Director of Clover. Mr. Jones is co-manager of the Midcap Value and Small Cap Value Funds. He has over 21 years of investment experience.

Matthew P. Kaufler, CFA, Senior Vice President and Portfolio Manager, joined Clover in 1991. Mr. Kaufler is co-manager of the Midcap Value Fund. Prior to his current position, he was Assistant VP and Portfolio Manager at Chase Manhattan. He has 16 years of investment experience.

David Kovacs, CFA, Senior Portfolio Manager, joined Turner in 1998. Mr. Kovacs is lead manager of the Tax Managed U.S. Equity Fund. Prior to 1998, he was a Director of Quantitative Research and Investment Technology at Pilgrim Baxter & Associates. He has 11 years of investment experience.

Christopher K. McHugh, Senior Portfolio Manager, joined Turner in 1990. Mr. McHugh is lead manager of the Midcap Growth and New Enterprise Funds. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 16 years of investment experience.

Heather F. McMeekin, Security Analyst, joined Turner in March 2001. From February 1998 until February 2001 she was an Associate Equity Research Analyst with UBS Warburg LLC. Previously, Ms. McMeekin was a Sales & Investment Associate with Donaldson, Lufkin & Jenrette from 1995 to 1998. Ms. McMeekin received her A.B. in Finance from Tulane University.

Bill McVail, CFA, Senior Portfolio Manager, joined Turner in 1998. Mr. McVail is lead manager of the Small Cap Growth Fund. Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 15 years of investment experience.

James I. Midanek, Chief Investment Officer - Fixed Income, joined Turner in 1997. Mr. Midanek is the lead manager of the Core High Quality Fixed Income, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds. Prior to 1997, he was Chief Investment Officer of Solon Asset Management, L.P., which he founded in 1989, and Portfolio Manager of the Short Duration Government Funds. He has 20 years of investment experience.

John Pak, Senior Portfolio Manager/Analyst, joined Turner in 2000. Prior to 2000, he was Vice President/Trade Desk Manager at Tuttle Decision Systems and Assistant Vice President at C.F. Childs and Company. He has 10 years of investment experience.

Robb J. Parlanti, CFA, Senior Portfolio Manager, joined Turner in 1993. Prior to 1993, he was Assistant Vice President and Portfolio Manager at PNC Bank. He has 15 years of investment experience.

Chris Perry, CFA, Senior Portfolio Manager, joined Turner in 1998. Mr. Perry is lead manager of the Future Financial Services Fund. Prior to 1998, he was a Research Analyst with Pennsylvania Merchant Group. He has 11 years of investment experience.

Jason D. Schrotberger, CFA, Security Analyst, joined Turner in February 2001. From 1998 to 2001 he was an Investment Analyst with BlackRock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. Mr. Schrotberger received his B.A. in Economics from Denison University and his MBA from University of Illinois.

Paul W. Spindler, CFA, joined Clover Capital in 1998 and is a Vice President of Investments. Mr. Spindler is co-manager of the Large Cap Value and Core Fixed Income Funds. He has over 12 years of investment experience.

Frank L. Sustersic, CFA, Senior Portfolio Manager, joined Turner in 1994. Mr. Sustersic is lead manager of the Micro Cap Growth and Healthcare & Biotechnology Funds. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. He has 13 years of investment experience.

Kenny Turner, Security Analyst, joined Turner in August 2001. Previously, he was a Management/Systems Consultant for Primary Colors Daycare Centers from 1998 to 1999. He also was a Sales Force Automation Trainer for Tech Resources Group, Inc. during 1999. Mr. Turner received his B.S. in Accounting from the University of Virginia, and his MBA from The Fuqua School of Business, Duke University in 2001.


PO BOX 219805, Kansas City, MO 64121-9805

                                                                   PROSPECTUS 43

                                                                    TURNER FUNDS

CLOVER'S PAST PERFORMANCE - MIDCAP VALUE

On April 30, 2001, shareholders of the Clover Equity Value Fund approved a proposal to engage Turner Investment Partners, Inc. as the Fund's Adviser and Clover Capital Management, Inc. as the Fund's Sub-Adviser. In connection with these approvals, the Clover Equity Value Fund became the Turner Midcap Value Fund.

Since January 1, 1990, Clover has managed assets in a "midcap value" style. The following table presents historical performance information for a composite consisting of "midcap value" accounts that Clover manages in a manner that is equivalent in all material respects to the objectives, policies and strategies in which Clover manages the Midcap Value Fund. This table also compares the performance to that of the Russell Midcap Value Index and the Russell Midcap Index. The computed rates of return include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data does not indicate how the Turner Midcap Value Fund may perform in the future:

                             AVERAGE ANNUAL RETURNS

                           FOR PERIODS ENDED 12/31/01

                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                   ----------------------------------------
   Mid Cap Value Portfolios         10.7%      15.9%      11.9%      13.6%
   ------------------------------------------------------------------------
   Russell Mid Cap Value Index       2.3%       6.8%      11.5%      14.4%
   Russell Mid Cap Index            -5.6%       6.5%      11.4%      13.6%

Midcap Value Portfolios consist of portfolios managed for tax-exempt clients of Clover Capital Management, Inc. and does not represent the performance of the Turner Midcap Value Fund. Past performance is not indicative of future results. The modified Bank Administration Institute (BAI) method is used to compute a time weighted rate of return in accordance with standards set by the Association of Investment Management and Research (AIMR). The BAI rate of return is different from the SEC standardized return calculation. The portfolios are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. Midcap Value Portfolios must be at least $250,000 in market value. Portfolios come into a composite at the beginning of the first full month under Clover's management and remain in the composite thereafter. Performance of all the firm's composites is available upon request.

                         12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96 12/31/97 12/31/98 12/31/99 12/31/00 12/31/01
                         -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Mid Cap Value Portfolios
   NO. OF PORTFOLIOS          11       12       24       42       65      100      118      143      115       64       55       57
TOTAL COMPOSITE ASSETS
   (IN MILLIONS)           $19.8    $33.7    $61.1   $108.9   $158.3   $235.3   $328.1   $382.8   $252.2   $111.4   $125.7   $164.6
% OF ASSETS UNDER MGMT       5.3%     5.5%     7.3%    12.1%    15.6%    15.7%    17.1%    17.2%    13.1%     7.8%    10.4%    10.2%
DISPERSION OF RETURNS                                   2.5%     3.7%     3.6%     2.8%     2.2%     4.0%     4.4%     2.5%     1.2%

The performance is presented after the deduction of the accounts' advisory fees, custody fees and brokerage commissions. The effect of deducting operating expenses on the fund's annualized performance, including the compounding effect over time, may be substantial, and will reduce performance.

All information presented relies on data supplied by Clover and statistical services, reports or other sources believed by Clover to be reliable. It has not been verified or audited.


                                                                  1-800-224-6312

44 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING TURNER FUND

IN ORDER TO OPEN A NEW ACCOUNT, YOU MUST COMPLETE AND MAIL THE NEW ACCOUNT APPLICATION THAT YOU RECEIVE WITH THIS PROSPECTUS.

All trades must be received by the Funds' Transfer Agent by 4:00 P.M. (Eastern time). Trades received after 4:00 P.M. (Eastern Time) will be executed at the following business day's closing price.

Your check must be made payable to the Turner Funds or wires must be sent using the instructions listed below.

Each Fund's minimum initial investment is $2,500 with minimum subsequent purchases of $50. The Funds reserve the right to waive the minimum initial investment.

Shareholder of the Turner Funds may do the following:

o PURCHASE, SELL OR EXCHANGE FUND SHARES BY PHONE. Call 1-800-224-6312 between 9:00 A.M. and 4:00 P.M. (Eastern time) Monday through Friday and press 3 to place a trade.

o PURCHASE, SELL OR EXCHANGE FUND SHARES ONLINE. Go to www.turnerinvestments.com, follow the online instructions to enable this service. Existing shareholders can also open additional accounts online.

o PURCHASE, SELL OR EXCHANGE FUND SHARES BY MAIL. Shareholders can mail trade requests to:

     By regular mail

     The Turner Funds
     P.O. Box 219805
     Kansas City, MO 64121-9805

     By express or overnight mail

     The Turner Funds
     c/o DST Systems Inc
     330 W. 9th Street
     Kansas City, MO 64105

o    PURCHASE FUND SHARES BY WIRING FUNDS TO:

     United Missouri Bank of Kansas NA
     ABA #101000695
     Account # 9870601168
     Further Credit: name of fund, shareholder name and Turner Funds account number

CLOSING THE FUNDS TO NEW INVESTORS AT CERTAIN ASSET LEVELS

There are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more and more money regardless of their capacity to find attractive investments. Turner and the Funds will not do this. A Fund will be closed to new investors once assets under management reach certain specified levels. For the Small Cap Growth, Micro Cap Growth and Small Cap Value Styles, those specified levels have been reached. The Small Cap Growth Fund was closed to most new investors on August 29, 1997, the Micro Cap Growth Fund was closed to most new investors on March 7, 2000, and the Small Cap Value Fund was closed to most new investors on December 28, 2001. Similarly, Turner's Midcap Growth Style (which includes the assets of the Midcap Growth Fund) will be closed when the assets Turner manages in the style are within the range of $6.2 billion and $8.3 billion. When this asset range is reached, the Midcap Growth Fund will be closed to new investors. Existing shareholders of the Funds will be notified before any Fund is closed to new investors.

Shareholders of the Funds as of the effective date for a Fund closing may continue to make investments and may open additional accounts with the Funds, provided the new accounts are registered in the same name or have the same taxpayer identification or social security number assigned to them. In addition, certain limited classes of new investors may also purchase shares of the Funds after they are closed to new investors. See "Purchasing, Selling and Exchanging Fund Shares."


PO BOX 219805, Kansas City, MO 64121-9805

                                                                   PROSPECTUS 45

                                 PURCHASING, SELLING AND EXCHANGING TURNER FUNDS

The Turner Funds assess no sales charge when you purchase shares of the Funds.

This section tells you how to purchase, sell and exchange shares of the Funds.

PURCHASING TURNER FUND SHARES

CHOOSING CLASS I OR CLASS II SHARES

Class I and Class II Shares have different expenses and other characteristics.

Class I Shares are for individual investors and for certain institutional investors investing for their own or their customers' account.

Class II Shares are for financial institutions or intermediaries. Only the Turner Midcap Growth, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner Ultra Short Duration Fixed Income and Turner Short Duration Fixed Income Funds currently offer Class II Shares. The Funds' Board approved the Turner Disciplined Large Cap Growth, Turner Large Cap Value, Turner Small Cap Value and Turner Top 20 Funds to offer Class II Shares. However, these Funds currently do not offer Class II Shares.

CLASS I SHARES                CLASS II SHARES

o No sales charge             o No sales charge
o Lower annual expenses       o Higher annual expenses
o $2,500 minimum initial      o $2,500 minimum
      investment                    initial investment

For some investors the minimum initial investment may be lower.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

TO OPEN AN ACCOUNT:

o BY MAIL Please send your completed application, with a check payable to the Turner Funds, to the address listed on this page. Your check must be in U.S. dollars and drawn on a bank located in the United States. The Funds do not accept third party checks, credit card checks or cash.

o BY WIRE Please contact a Turner Funds' representative at 1-800-224-6312 (option 3) to let the representative know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send your completed New Account Application. Once this is complete you will need to instruct your bank to wire money to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further
Credit: [_________ Fund]. The shareholder's name and account number must be specified in the wire.

o ONLINE Existing shareholders can open additional accounts by using their existing account registration and tax ID number. Initial accounts in the Turner Funds cannot be opened via the Internet.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class I or Class II Shares automatically through regular deductions from your account. Please call 1-800-224-6312 for information regarding participating banks. With a $100 minimum investment to open your account you may begin regularly scheduled investments of at least $25 per month..

WHO IS ELIGIBLE TO INVEST IN A FUND ONCE IT IS CLOSED TO NEW INVESTORS?

If you are a shareholder of a Fund when it closes to new investors, you will be able to make additional investments in the Fund and reinvest your dividends and capital gains distributions. Once a Fund is closed, you may open a new account only if:

o your business or other organization is already a shareholder of the Fund and you are opening an account for an employee benefit plan sponsored by that organization or an affiliated organization;

o you are a current Fund trustee or officer, or an employee of Turner Investment Partners, Inc. or a member of the immediate family of any of these people; or

o you are a client of a financial adviser or planner who has client assets invested in the Turner Funds as of the date of any proposed new investment in a Fund.

HOW FUND PRICES ARE CALCULATED

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. NAV for one Fund share is the value of that share's portion of the net assets of the Fund. The Funds' NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). In order to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time. A purchase order received after 4:00 p.m. Eastern time will be processed using the next Business Day's price.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Shares will not be priced on days on which the New York Stock Exchange is closed for trading.


                                                                  1-800-224-6312

46 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING TURNER FUNDS

PURCHASING ADDITIONAL SHARES

o BY MAIL Please send your check payable to the Turner Funds along with a signed letter stating the name of the Turner Fund and your account number.

o BY PHONE Current shareholders are eligible to purchase shares by phone if they have requested that privilege by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-800-224-6312 (option 3) and give the Fund and account number they would like to make a subsequent purchase into. They must then instruct their bank to wire the money by following the instructions listed on page 42.

o ONLINE Current shareholders are eligible to purchase additional shares via our website, www.turnerinvestments.com. These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

ADDITIONAL INFORMATION

You may also buy shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your institution.

SELLING TURNER FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting us directly by mail, telephone or via our website. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

You may sell shares by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-224-6312.

o BY MAIL If you wish to redeem shares of the Turner Funds, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

o BY PHONE When filling out a New Account Application you are given the opportunity to establish telephone redemption privileges. If you elect to take advantage of this privilege you will be able to redeem shares of the Turner Funds by calling 1-800-224-6312 (option 3) and speaking to one of our representatives.

o ONLINE Existing shareholders can redeem shares via our website, www.turnerinvestments.com. Redemptions will be funded via check, ACH or wire to the instructions of record.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including, (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.

REDEMPTION FEE

As noted in the "Fund Fees and Expenses" sections for the New Enterprise, Future Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds, sales of these Fund shares or exchanges out of these Funds may be subject to a 2% redemption fee. The fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. A Fund reserves the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Fund.

In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she


PO BOX 219805, Kansas City, MO 64121-9805

                                                                   PROSPECTUS 47

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains are not subject to the redemption fee.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR INVESTMENT HAS CLEARED (WHICH, FOR CHECKS, MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE).

EXCHANGING TURNER FUND SHARES

Class I Shares of each Fund may be exchanged for Class I Shares of another Fund and Class II Shares of each Fund may be exchanged for Class II Shares of another Fund, subject to any applicable limitations resulting from the closing of Funds to new investors. When you exchange shares, you are selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

You may exchange your shares on any Business Day by contacting the Funds directly by mail, telephone or via our website, www.turnerinvestments.com. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH, FOR CHECKS, MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

OTHER POLICIES

FOR CUSTOMERS OF FINANCIAL INSTITUTIONS

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge transaction fees on purchases and/or sales of Fund shares.

TELEPHONE/ONLINE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identify of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone or via our website, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum of $1,000 because of redemptions, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

DISTRIBUTION OF FUND SHARES

Turner Investment Distributors, Inc. (formerly, CCM Securities Inc.), a registered broker-dealer that is owned and operated by Turner Investment Partners, Inc., serves as Distributor of the Funds effective October 1, 2001. Prior to October 1, 2001, SEI Investments Distribution Co. (SIDCO) was the Distributor of the Funds. SIDCO received no compensation for distributing the Funds' shares.

The Turner Disciplined Large Cap Growth, Turner Small Cap Value, Turner Large Cap Value, Turner Midcap Growth, Turner Top 20, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner Ultra Short Duration Fixed Income and Turner Short Duration Fixed Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services. The performance of Class I and Class II Shares will differ due to differences in expenses.

DIVIDENDS AND DISTRIBUTIONS

The Turner Disciplined Large Cap Growth, Turner Midcap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Technology, Turner Top 20, Turner Global Top 40, Turner New Enterprise Fund, Turner Future Financial Services, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology and Turner Tax Managed U.S. Equity Funds distribute their income annually as a dividend to shareholders. The Turner Large Cap Value, Turner Midcap Value and Turner Small Cap Value Funds distribute their income, if any, quarterly as a dividend to shareholders. The Turner Core Fixed Income, Turner Core High Quality Fixed Income, Turner Ultra Short Duration Fixed Income and Turner Short Duration Fixed Income Funds declare their investment income daily and distribute it monthly as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


                                                                  1-800-224-6312

48 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAXES. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Funds' net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them or take them in cash.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Turner Fund is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

The Turner Core Fixed Income, Core High Quality Fixed Income, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds each expect to distribute primarily ordinary income distributions.

While the Turner Tax Managed U.S. Equity Fund seeks to minimize taxable distributions, it may not always achieve this goal. Income and capital gains distributions may vary from year to year as a result of the Fund's normal investment activities and cash flows.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the portfolio of the Turner Global Top 40 Fund. In addition, the Turner Global Top 40 Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will provide you with the information necessary to reflect such foreign taxes paid on your income tax return if it makes this election.

More information about taxes is in the Funds' Statement of Additional
Information.


PO BOX 219805, Kansas City, MO 64121-9805

                                                                   PROSPECTUS 49

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I and Class II shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each period ended September 30 have been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, appears in the annual report that accompanies our SAI. The financial highlights for the period ended March 31, 2001 are unaudited and appear in the Funds' semi-annual report. You can obtain the Turner Funds' semi-annual and annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

TURNER DISCIPLINED LARGE CAP GROWTH FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                       2001         2000(1)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $9.81        $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                              --            --
   Net Gains or Losses on Securities (both realized and unrealized)       (5.11)        (0.19)
   Total From Investment Operations                                       (5.11)        (0.19)

LESS DISTRIBUTIONS
   Dividends from net investment income                                      --            --
   Distributions from capital gains                                          --            --
   Return of Capital                                                         --            --
   Total Distributions                                                       --            --
   Net Asset Value, End of Period                                         $4.70         $9.81

TOTAL RETURN +                                                           (52.09)%       (1.90)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                      $53,048        $4,656
   Ratio of Net Expenses to Average Net Assets ++                          0.74%         0.75%
   Ratio of Total Expenses to Average Net Assets ++                        1.03%         3.35%
   Ratio of Net Investment Income (Loss) to Average Net Assets            (0.14)%       (0.14)%
   Portfolio Turnover Rate                                               376.49%       128.14%

(1) COMMENCED OPERATIONS ON JUNE 30, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                                                                  1-800-224-6312

50 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER MIDCAP GROWTH FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                   2001          2000         1999          1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $46.52        $25.53       $13.87        $14.22     $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                       (0.16)        (0.10)       (0.06)        (0.07)     (0.03)
   Realized and Unrealized gains (losses) on investments             (25.89)        23.79        11.72          0.22       4.36
   Total From Investment Operations                                  (26.05)        23.69        11.66          0.15       4.33

LESS DISTRIBUTIONS
   Distributions from net investment income                              --            --           --            --         --
   Distributions from capital gains                                   (3.07)        (2.70)          --         (0.50)     (0.11)
   Total Distributions                                                (3.07)        (2.70)          --         (0.50)     (0.11)
   Net Asset Value, End of Period                                    $17.40        $46.52       $25.53        $13.87     $14.22

TOTAL RETURN+                                                        (59.00)%       97.35%       84.07%         1.24%     43.77%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                 $595,761    $1,203,756     $148,830       $24,582     $5,145
   Ratio of Net Expenses to Average Net Assets ++                      1.04%         1.03%        1.03%         1.23%      1.25%(2)
   Ratio of Total Expenses to Average Net Assets                       1.12%         1.07%        1.08%         1.73%      7.96%(2)
   Ratio of Net Investment Income (Loss) to Average Net Assets ++     (0.77)%       (0.68)%      (0.53)%       (0.69)%    (0.62)%(2)
   Portfolio Turnover Rate +++                                       335.57%       306.97%      290.79%       304.29%    348.29%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++  EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1)  COMMENCED OPERATIONS ON OCTOBER 1, 1996.

(2)  ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 51

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER MIDCAP GROWTH FUND - CLASS II SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                  2001(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $17.30

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                          --
   Realized and Unrealized gains (losses) on investments               0.11
   Total From Investment Operations                                    0.11
LESS DISTRIBUTIONS
   Distributions from net investment income                              --
   Distributions from capital gains                                      --
   Total Distributions                                                   --
   Net Asset Value, End of Period                                    $17.41

TOTAL RETURN+                                                          0.64%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                       $7
   Ratio of Net Expenses to Average Net Assets ++                      1.54%
   Ratio of Total Expenses to Average Net Assets                       1.95%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++     (1.04)%
   Portfolio Turnover Rate +++                                       335.57%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++  EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) COMMENCED OPERATIONS ON SEPTEMBER 24, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

52 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER SMALL CAP GROWTH FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                  2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $44.79        $34.20        $21.49        $26.35        $23.13

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                      (0.04)        (0.12)        (0.26)        (0.23)        (0.07)
   Realized and unrealized gains (losses) on investments            (18.63)        17.89         12.97         (4.19)         3.80
   Total From Investment Operations                                 (18.67)        17.77         12.71         (4.42)         3.73

LESS DISTRIBUTIONS
   Distributions from net investment income                             --            --            --            --            --
   Distributions from capital gains                                 (10.47)        (7.18)           --         (0.25)        (0.51)
   Total Distributions                                              (10.47)        (7.18)           --         (0.44)        (0.51)
   Net Asset Value, End of Period                                   $15.65        $44.79        $34.20        $21.49        $26.35

TOTAL RETURN +                                                      (49.81)%       56.07%        59.14%       (16.90)%       16.64%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                $241,876      $528,928      $254,077      $147,534      $153,462
   Ratio of Net Expenses to Average Net Assets ++                     1.25%         1.25%         1.25%         1.25%         1.24%
   Ratio of Total Expenses to Average Net Assets                      1.40%         1.27%         1.31%         1.41%         1.33%
      Ratio of Net Investment Income (Loss) to
      Average Net Assets ++                                          (0.96)%       (0.93)%       (0.98)%       (0.96)%       (0.84)%
   Portfolio Turnover Rate                                          176.11%       203.01%       223.61%       167.73%       130.68%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 53

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER MICRO CAP GROWTH FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                     2001          2000         1999(1)         1998(2)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $45.92        $21.09         $9.88          $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         (0.12)        (0.18)        (0.05)          (0.04)
   Realized and unrealized gains (losses) on investments                (9.02)        26.52         11.26           (0.08)
   Total From Investment Operations                                     (9.14)        26.34         11.21           (0.12)

LESS DISTRIBUTIONS
   Distributions from net investment income                                --            --            --              --
   Distributions from capital gains                                     (4.70)        (1.51)           --              --
   Total Distributions                                                  (4.70)        (1.51)           --              --
   Net Asset Value, End of Period                                      $32.08        $45.92        $21.09           $9.88

TOTAL RETURN +                                                         (20.23)%      129.02%       113.46%          (1.20)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                   $160,010      $187,107       $12,963          $2,843
   Ratio of Net Expenses to Average Net Assets ++                        1.25%         1.25%         0.90%           1.25%
   Ratio of Total Expenses to Average Net Assets                         1.40%         1.35%         2.86%           8.18%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++       (0.50)%       (0.79)%       (0.47)%         (0.64)%
   Portfolio Turnover Rate                                             121.96%       179.08%       239.32%         128.53%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) ON JANUARY 25, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER MICRO CAP GROWTH FUND (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER MICRO CAP GROWTH FUND.

(2) COMMENCED OPERATIONS ON FEBRUARY 27, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

54 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER LARGE CAP VALUE FUND - CLASS I SHARES

FOR THE PERIOD ENDED SEPTEMBER 30 AND OCTOBER 31:                  2001(1)        2000        1999       1998(2)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $12.44        $11.43       $9.21      $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                      0.11          0.08        0.13        0.15
   Realized and unrealized gains (losses) on investments            (1.93)         2.06        2.27       (0.79)
   Total From Investment Operations                                 (1.82)         2.14        2.40       (0.64)

LESS DISTRIBUTIONS
   Distributions from net investment income                         (0.11)        (0.09)      (0.13)      (0.15)
   Distributions from capital gains                                 (0.62)        (1.04)      (0.05)         --
   Total Distributions                                              (0.73)        (1.13)      (0.18)      (0.15)
   Net Asset Value, End of Period                                   $9.89        $12.44      $11.43       $9.21

TOTAL RETURN +                                                     (15.47)%       19.84%      26.17%      (6.52)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                 $5,152        $5,163      $2,725      $1,776
   Ratio of Net Expenses to Average Net Assets                       0.95%         0.95%       0.95%       0.95%
   Ratio of Total Expenses to Average Net Assets                     3.56%         3.98%       4.13%      11.40%
   Ratio of Net Investment Income (Loss) to Average  Net Assets      1.00%         0.75%       1.20%       1.82%
   Portfolio Turnover Rate                                         121.20%       153.58%      92.26%      62.71%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER MAX CAP VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER LARGE CAP VALUE FUND EFFECTIVE MAY 1, 2001.

(2) THE CLOVER MAX CAP VALUE FUND COMMENCED OPERATIONS ON OCTOBER 31, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3)  ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 55

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER MIDCAP VALUE FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30 AND OCTOBER 31:                 2001(1)         2000         1999         1998         1997(2)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $14.23         $15.92       $15.85       $18.99        $16.20

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                      0.05           0.05         0.21         0.15          0.18
   Realized and unrealized gains (losses) on investments             0.59           1.79         0.74        (1.12)         3.54
   Total From Investment Operations                                  0.64           1.84         0.95        (0.97)         3.72

LESS DISTRIBUTIONS
   Distributions from net investment income                         (0.02)         (0.07)       (0.21)       (0.15)        (0.18)
   Distributions from capital gains                                    --          (3.46)       (0.67)       (2.02)        (0.75)
   Total Distributions                                              (0.02)         (3.53)       (0.88)       (2.17)        (0.93)
   Net Asset Value, End of Period                                  $14.85         $14.23       $15.92       $15.85        $18.99

TOTAL RETURN +                                                       4.50%         13.67%        6.13%       (6.00)%       23.86%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                $41,715        $45,657      $59,602      $90,806      $117,859
   Ratio of Net Expenses to Average Net Assets                       1.10%          1.10%        0.95%        1.10%         1.10%
   Ratio of Expenses to Average Net Assets
       (excluding waivers and reimbursements)                        1.16%          1.11%        0.95%        1.12%         1.15%
   Ratio of Net Investment Income (Loss) to Average Net Assets       0.30%          0.34%        1.21%        0.82%         1.18%
   Portfolio Turnover Rate                                         128.18%         90.15%       98.85%       42.10%        51.64%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER EQUITY VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER MIDCAP VALUE FUND EFFECTIVE MAY 1, 2001.

(2) ON JUNE 25, 1997 THE BOARD OF TRUSTEES OF THE FUND APPROVED A CHANGE IN THE FUND'S FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

56 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER SMALL CAP VALUE FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30 AND OCTOBER 31:            2001(1)          2000          1999          1998         1997(2)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $16.36          $13.71        $11.49        $15.94        $10.87

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 0.10           (0.02)        (0.01)        (0.06)        (0.04)
   Realized and unrealized gains (losses) on investments        1.67            3.91          2.48         (3.22)         5.24
   Total From Investment Operations                             1.77            3.89          2.47         (3.28)         5.20

LESS DISTRIBUTIONS
   Distributions from net investment income                    (0.05)             --            --            --            --
   Distributions from capital gains                            (1.39)          (1.24)        (0.25)        (1.17)        (0.13)
   Total Distributions                                         (1.44)          (1.24)        (0.25)        (1.17)        (0.13)
   Net Asset Value, End of Period                             $16.69          $16.36        $13.71        $11.49        $15.94

TOTAL RETURN +                                                 12.15%          29.59%        21.82%       (21.25)%       48.23%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                          $178,164         $36,254       $16,494       $15,662       $15,279
   Ratio of Net Expenses to Average Net Assets                  1.28%           1.40%         1.40%         1.40%         1.40%
   Ratio of Total Expenses to Average Net Assets                1.28%           1.47%         1.72%         1.84%         2.43%
   Ratio of Net Income (Loss) to Average Net Assets             0.37%          (0.11)%       (0.10)%       (0.50)%       (0.64)%
   Portfolio Turnover Rate                                    120.40%          85.80%        79.93%        70.02%        59.03%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER SMALL CAP VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER SMALL CAP VALUE FUND EFFECTIVE MAY 1, 2001.

(2) ON JUNE 25, 1997 THE BOARD OF TRUSTEES OF THE FUND APPROVED A CHANGE IN THE FUND'S FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 57

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER TECHNOLOGY FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                            2001          2000         1999(1)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $32.69        $14.06        $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                (0.15)        (0.16)        (0.02)
   Realized and unrealized gains (losses) on investments      (23.42)        20.33          4.08
   Total From Investment Operations                           (23.57)        20.17          4.06

LESS DISTRIBUTIONS
   Distributions from net investment income                       --            --            --
   Distributions from capital gains                            (4.24)        (1.54)           --
   Total Distributions                                         (4.24)        (1.54)           --
   Net Asset Value, End of Period                              $4.88        $32.69        $14.06

TOTAL RETURN +                                                (81.12)%      149.35%        40.60%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                           $25,147      $169,353        $8,296
   Ratio of Net Expenses to Average Net Assets ++               1.21%         1.35%         1.35%
   Ratio of Total Expenses to Average Net Assets                1.58%         1.67%         3.89%
   Ratio of Net Income (Loss) to Average Net Assets ++         (1.10)%       (1.10)%       (0.87)%
   Portfolio Turnover Rate                                    727.24%     1,340.92%       317.32%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++ INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS. EXCLUDES EFFECTS OF IN-KIND TRANSFERS AND MERGERS.

(1) COMMENCED OPERATIONS ON JUNE 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

58 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER TOP 20 FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                            2001          2000         1999(1)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $24.74        $13.99        $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                (0.09)        (0.11)        (0.02)
   Realized and unrealized gains (losses) on investments      (14.96)        13.06          4.01
   Total From Investment Operations                           (15.05)        12.95          3.99

LESS DISTRIBUTIONS
   Distributions from net investment income                       --            --            --
   Distributions from capital gains                            (3.93)        (2.20)           --
   Total Distributions                                         (3.93)        (2.20)           --
   Net Asset Value, End of Period                              $5.76        $24.74        $13.99

TOTAL RETURN +                                                (70.40)%       98.58%        39.90%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                           $56,803      $246,621       $16,112
   Ratio of Net Expenses to Average Net Assets ++               1.05%         1.26%         1.35%
   Ratio of Total Expenses to Average Net Assets                1.32%         1.62%         2.55%
   Ratio of Net Income (Loss) to Average Net Assets ++         (0.76)%       (0.90)%       (0.87)%
   Portfolio Turnover Rate                                  1,117.77%     1,590.94%       369.11%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS ON JUNE 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 59

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER GLOBAL TOP 40 FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                           2001        2000(1)
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.37       $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               (0.05)       (0.01)
   Realized and unrealized gains (losses) on investments      (6.17)       (0.62)
   Total From Investment Operations                           (6.22)       (0.63)

LESS DISTRIBUTIONS
   Distributions from net investment income                      --           --
   Distributions from capital gains                              --           --
   Total Distributions                                           --           --
   Net Asset Value, End of Period                             $3.15        $9.37

TOTAL RETURN +                                               (66.38)%      (6.30)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                           $3,882      $12,080
   Ratio of Net Expenses to Average Net Assets ++              1.35%        1.40%
   Ratio of Total Expenses to Average Net Assets               2.80%        2.02%
   Ratio of Net Income (Loss) to Average Net Assets ++        (1.81)%      (0.48)%
   Portfolio Turnover Rate                                 1,050.93%      285.98%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS ON JUNE 30, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

60 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER NEW ENTERPRISE FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                          2001(1)        2000(2)
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $12.52         $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               (0.03)         (0.01)
   Realized and unrealized gains (losses) on investments      (9.20)          2.53
   Total From Investment Operations                           (9.23)          2.52

LESS DISTRIBUTIONS
   Distributions from net investment income                      --             --
   Distributions from capital gains                              --             --
   Total Distributions                                           --             --
   Net Asset Value, End of Period                             $3.29         $12.52

TOTAL RETURN+                                                (73.72)%        25.20%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                           $6,144        $13,750
   Ratio of Net Expenses to Average Net Assets ++              1.28%          1.35%
   Ratio of Total Expenses to Average Net Assets               3.13%          2.87%
   Ratio of Net Income (Loss) to Average Net Assets ++        (1.04)%        (0.83)%
   Portfolio Turnover Rate+++                                758.98%         83.02%

*    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

+++  EXCLUDES EFFECT OF IN-KIND TRANSFERS AND MERGERS.

(1) ON MAY 18, 2001, THE BOARD OF TRUSTEES OF TURNER FUNDS (FORMERLY TIP FUNDS) APPROVED RESOLUTIONS TO CHANGE THE NAME OF THE B2B E-COMMERCE FUND TO THE NEW ENTERPRISE FUND AND TO CHANGE A NON-FUNDAMENTAL INVESTMENT POLICY OF THE FUND TO BE CONSISTENT WITH THE NEW ENTERPRISE FUND'S INVESTMENT OBJECTIVES.

(2) COMMENCED OPERATIONS ON JUNE 30, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3)  ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 61

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER FUTURE FINANCIAL SERVICES FUND - CLASS I SHARES(1)

FOR THE PERIODS ENDED OCTOBER 31:                          2001(3)        2001        2000        1999        1998(2)      1997(2)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $19.76        $17.19      $18.01      $19.61       $12.60       $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             (0.13)        (0.14)      (0.17)      (0.10)       (0.06)        0.04
   Realized and unrealized gains (losses) on investments    (2.96)         3.30       (0.65)      (0.31)        7.93         2.62
   Total From Investment Operations                         (3.09)         3.16       (0.82)      (0.41)        7.87         2.66

LESS DISTRIBUTIONS
   Distributions from net investment income                    --            --          --          --           --        (0.06)
   Distributions from capital gains                            --         (0.59)         --       (1.19)       (0.86)          --
   Returns of Capital                                          --            --          --          --           --           --
   Total Distributions                                         --         (0.59)         --       (1.19)       (0.86)       (0.06)
   Net Asset Value, End of Period                          $16.67        $19.76      $17.19      $18.01       $19.61       $12.60

TOTAL RETURN +                                             (15.64)%       18.20%      (4.55)%     (0.15)%      63.47%       26.67%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                        $15,554(1)    $23,341     $25,892     $30,797      $33,106       $7,580
   Ratio of Net Expenses to Average Net Assets               2.29%         2.11%       2.14%       2.06%        2.27%        2.49%
   Ratio of Total Expenses to Average Net Assets             2.33%         2.11%       2.14%       2.06%        2.10%        3.14%
   Ratio of Net Income (Loss) to Average Net Assets         (1.19)%       (0.59)%     (0.91)%     (0.62)%      (0.61)%      (0.33)%
   Portfolio Turnover Rate                                  51.65%       109.74%     180.47%     205.86%      107.12%       97.84%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON NOVEMBER 9, 2001, SHAREHOLDERS OF THE TITAN FINANCIAL SERVICES FUND APPROVED A REORGANIZATION OF THEIR FUND INTO THE TURNER FUTURE FINANCIAL SERVICES FUND. THE FINANCIAL HIGHLIGHTS FOR THE PERIODS BEFORE NOVEMBER 9, 2001 REFLECT THE FINANCIAL HIGHLIGHTS OF THE TITAN FINANCIAL SERVICES FUND. IN CONNECTION WITH THIS REORGANIZATION, THE BOARD OF TRUSTEES OF THE FUND CHANGED ITS FISCAL YEAR END FROM OCTOBER 31, TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 2002.
(2)  COMMENCED OPERATIONS ON MAY 22, 1996.

(3) FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

62 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER NEW ENERGY & POWER TECHNOLOGY FUND - CLASS II SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                  2001(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                       (0.05)
   Realized and unrealized gains (losses) on investments              (2.08)
   Total From Investment Operations                                   (2.13)

LESS DISTRIBUTIONS
   Distributions from net investment income                              --
   Distributions from capital gains                                      --
   Total Distributions                                                   --
   Net Asset Value, End of Period                                     $7.87

TOTAL RETURN +                                                       (21.30)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                   $1,298
   Ratio of Net Expenses to Average Net Assets ++                      1.50%
   Ratio of Total Expenses to Average Net Assets                       7.86%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++     (1.02)%
   Portfolio Turnover Rate                                           543.90%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 63

                                                TURNER FUNDS FINANCIAL HIGHLIGHT

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - CLASS II SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                  2001(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                       (0.03)
   Realized and unrealized gains (losses) on investments               1.18
   Total From Investment Operations                                    1.15

LESS DISTRIBUTIONS
   Distributions from net investment income                              --
   Distributions from capital gains                                      --
   Total Distributions                                                   --
   Net Asset Value, End of Period                                    $11.15

TOTAL RETURN +                                                        11.50%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                   $1,192
   Ratio of Net Expenses to Average Net Assets ++                      1.50%
   Ratio of Total Expenses to Average Net Assets                      13.70%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++     (0.79)%
   Portfolio Turnover Rate                                            95.24%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

64 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER TAX MANAGED U.S. EQUITY FUND - CLASS II SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                                  2001(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                          --
   Realized and unrealized gains (losses) on investments              (1.82)
   Total From Investment Operations                                   (1.82)

LESS DISTRIBUTIONS
   Distributions from net investment income                              --
   Distributions from capital gains                                      --
   Total Distributions                                                   --
   Net Asset Value, End of Period                                     $8.18

TOTAL RETURN +                                                       (18.20)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                   $6,949
   Ratio of Net Expenses to Average Net Assets ++                      1.25%
   Ratio of Total Expenses to Average Net Assets                       5.35%
   Ratio of Net Investment Income (Loss) to Average Net Assets ++     (0.20)%
   Portfolio Turnover Rate                                            91.38%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

++   INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS, WAIVERS AND REIMBURSEMENTS.

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 65

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER CORE FIXED INCOME FUND - CLASS I SHARES(1)

FOR THE PERIODS ENDED SEPTEMBER 30:                           2001         2000         1999         1998        1997(2)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.62        $9.50       $10.41        $9.92        $9.85

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.54         0.54         0.53         0.57         0.54
   Realized and unrealized gains (losses) on investments       0.58         0.12        (0.71)        0.51         0.16
   Total From Investment Operations                            1.12         0.66        (0.18)        1.08         0.70

LESS DISTRIBUTIONS
   Distributions on net investment income                     (0.54)       (0.54)       (0.53)       (0.57)       (0.54)
   Distributions from capital gains                              --           --        (0.20)       (0.02)       (0.09)
   Total Distributions                                        (0.54)       (0.54)       (0.73)       (0.59)       (0.63)
   Net Asset Value, End of Period                            $10.20        $9.62        $9.50       $10.41        $9.92

TOTAL RETURN +                                                11.99%        7.21%       (1.78)%      11.32%        7.43%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                          $34,074      $31,486      $32,729      $33,375      $23,677
   Ratio of Net Expenses to Average Net Assets                 0.75%        0.75%        0.75%        0.75%        0.75%
   Ratio of Net Investment Income to Average Net Assets        5.50%        5.72%        5.40%        5.67%        6.03%
   Ratio of Total Expenses to Average Net Assets               1.01%        1.02%        0.97%        0.99%        1.02%
   Portfolio Turnover Rate                                    34.05%       42.40%       28.47%       27.07%       11.83%

+    RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER FIXED INCOME FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC. WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER CORE FIXED INCOME FUND, EFFECTIVE MAY 1, 2001 AND CHANGED ITS NAME TO THE CORE FIXED INCOME FUND ON NOVEMBER 16, 2001.

(2) ON JUNE 25, 1997 THE BOARD OF TRUSTEES OF THE FUND APPROVED A CHANGE IN THE FUND'S FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

66 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER CORE HIGH QUALITY FIXED INCOME FUND - CLASS II SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                           2001         2000        1999(1)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.98        $9.91       $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.61         0.59         0.14
   Realized and unrealized gains (losses) on investments       0.55         0.07        (0.09)
   Total From Investment Operations                            1.16         0.66         0.05

LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.61)       (0.59)       (0.14)
   Distributions from capital gains                              --           --           --
   Total Distributions                                        (0.61)       (0.59)       (0.14)
   Net Asset Value, End of Period                            $10.53        $9.98        $9.91

TOTAL RETURN +                                                11.87%        6.97%        0.48%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                           $5,811      $13,975      $10,009
   Ratio of Net Expenses to Average Net Assets                 0.45%        0.45%        0.45%
   Ratio of Net Investment Income to Average Net Assets        5.95%        6.07%        5.67%
   Ratio of Total Expenses to Average Net Assets               1.58%        1.46%        1.99%
   Portfolio Turnover Rate                                   203.83%      140.02%       39.70%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 67

                                                TURNER FUNDS FINANCIAL HIGHLIGHT

TURNER ULTRA SHORT DURATION FIXED INCOME FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30 AND FEBRUARY 28:               2001        2000       1999(1)     1998(2)     1998(3)      1997
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.05      $10.05      $10.09      $10.08      $10.06      $10.03

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                    0.54        0.61        0.54        0.35        0.60        0.60
   Realized and unrealized gains (losses) on investments0.15       0.01       (0.02)                     --        0.02        0.03
   Total From Investment Operations                                0.69        0.62        0.52        0.35        0.62        0.63

LESS DISTRIBUTIONS
   Distributions from net investment income                       (0.52)      (0.62)      (0.56)      (0.33)      (0.60)      (0.60)
   Distributions from capital gains                                  --          --          --       (0.01)         --          --
   Total Distributions                                            (0.52)      (0.62)      (0.56)      (0.34)      (0.60)      (0.60)
   Net Asset Value, End of Period                                $10.22      $10.05      $10.05      $10.09      $10.08      $10.06

TOTAL RETURN +                                                     7.09%       6.34%       5.34%       3.50%       6.34%       6.32%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                              $93,531     $30,365      $3,207        $991      $1,195        $864
   Ratio of Net Expenses to Average Net Assets                     0.36%       0.36%       0.00%       0.00%       0.00%       0.00%
   Ratio of Net Investment Income to Average Net Assets 5.09%      6.15%       5.50%       5.88%       5.97%       5.91%
   Ratio of Total Expenses to Average Net Assets                   0.87%       1.25%       6.53%      10.83%       8.83%      10.25%
   Portfolio Turnover Rate                                       118.53%     140.55%     154.33%      96.56%      68.80%      81.82%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO.

(2) ON NOVEMBER 10, 1997 THE BOARD OF TRUSTEES OF TIP INSTITUTIONAL FUNDS (FORMERLY, THE SOLON FUNDS) APPROVED A CHANGE IN THE TURNER SHORT DURATION GOVERNMENT FUND-- ONE YEAR PORTFOLIO'S YEAR END FROM FEBRUARY 28 TO SEPTEMBER 30, EFFECTIVE MARCH 1, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) ON JANUARY 22, 1998, SHAREHOLDERS APPROVED A CHANGE IN THE ADVISER FROM SOLON ASSET MANAGEMENT, L.P. TO TURNER INVESTMENT PARTNERS, INC.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

68 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER ULTRA SHORT DURATION FIXED INCOME FUND - CLASS II SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                          2001        2000       1999(1)       1998(2)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.09      $10.10      $10.11        $10.08

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.50        0.57        0.47          0.30
   Realized and unrealized gains (losses) on investments      0.17        0.02        0.02          0.03
   Total From Investment Operations                           0.67        0.59        0.49          0.33

LESS DISTRIBUTIONS
   Distributions from net investment income                  (0.50)      (0.60)      (0.50)        (0.30)
   Distributions from capital gains                             --          --          --            --
   Total Distributions                                       (0.50)      (0.60)      (0.50)        (0.30)
   Net Asset Value, End of Period                           $10.26      $10.09      $10.10        $10.11

TOTAL RETURN +                                                6.82%       6.00%       5.00%         3.26%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                          $6,106      $8,934      $3,155            --
   Ratio of Net Expenses to Average Net Assets                0.61%       0.61%       0.23%         0.25%
   Ratio of Net Investment Income to Average Net Assets       5.19%       5.72%       5.13%         5.63%
   Ratio of Total Expenses to Average Net Assets              1.10%       1.48%       6.76%        11.08%
   Portfolio Turnover Rate                                  118.53%     140.55%     154.33%        96.56%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO.

(2) COMMENCED OPERATIONS ON FEBRUARY 27, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 69

                                               TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER SHORT DURATION FIXED INCOME FUND - CLASS I SHARES

FOR THE PERIODS ENDED SEPTEMBER 30 AND FEBRUARY 28:           2001      2000     1999(1)    1998(2)        1998(3)         1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.82     $9.84    $10.25     $10.10         $10.00         $10.04

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.57      0.58      0.55       0.35           0.59           0.58
   Realized and unrealized gains (losses) on investments       0.32     (0.01)    (0.27)      0.15           0.10          (0.01)
   Total From Investment Operations                            0.89      0.57      0.28       0.50           0.69           0.57

LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.55)    (0.59)    (0.55)     (0.34)         (0.59)         (0.59)
   Distributions from capital gains                              --        --     (0.14)     (0.01)            --          (0.02)
   Total Distributions                                        (0.55)    (0.59)    (0.69)     (0.35)         (0.59)         (0.61)
   Net Asset Value, End of Period                            $10.16     $9.82     $9.84     $10.25         $10.10         $10.00

TOTAL RETURN +                                                 9.35%     6.00%     2.89%      5.09%          7.07%          5.45%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                          $68,405   $42,092   $38,687    $12,015        $15,544        $17,809
   Ratio of Net Expenses to Average Net Assets                 0.36%     0.36%     0.24%      0.24%(2,4)     0.24%          0.24%
   Ratio of Net Investment Income to Average Net Assets        5.65%     5.94%     6.21%      5.84%(2,4)     5.85%          5.80%
   Ratio of Total Expenses to Average Net Assets               0.72%     0.74%     1.31%      1.49%(2,4)     1.21%          1.21%
   Interest Expense                                              --        --        --         --             --           0.02%
   Average debt per share during the period(5)                   --        --        --         --             --          $0.04
   Average debt outstanding during the period(5,6)               --        --        --         --             --        $56,238
   Average shares outstanding during the period                  --        --        --         --             --     $1,320,830
   Portfolio Turnover Rate                                   103.92%   136.01%   257.98%    121.63%        197.03%        279.00%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND-THREE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TIP TURNER SHORT DURATION GOVERNMENT FUND-THREE YEAR PORTFOLIO.

(2) ON NOVEMBER 10, 1997 THE BOARD OF TRUSTEES OF TIP INSTITUTIONAL FUNDS (FORMERLY, THE SOLON FUNDS) APPROVED A CHANGE IN THE TURNER SHORT DURATION GOVERNMENT FUND--THREE YEAR PORTFOLIO'S FISCAL YEAR END FROM FEBRUARY 28 TO SEPTEMBER 30, EFFECTIVE MARCH 1, 1998.

(3) ON JANUARY 22, 1998, SHAREHOLDERS OF THE THREE YEAR PORTFOLIO APPROVED A CHANGE IN THE ADVISER FROM SOLON ASSET MANAGEMENT, L.P. TO TURNER INVESTMENT PARTNERS, INC.

(4)  ANNUALIZED

(5)  AVERAGE BASED ON AMOUNTS STANDING AT EACH MONTH END.

(6)  THERE WAS NO DEBT OUTSTANDING AT THE END OF ANY PERIOD PRESENTED.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

70 PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

TURNER SHORT DURATION FIXED INCOME FUND - CLASS II SHARES

FOR THE PERIODS ENDED SEPTEMBER 30:                          2001        2000       1999(1)
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.78       $9.80       $9.95

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.54        0.58        0.68
   Realized and unrealized gains (losses) on investments      0.33       (0.02)      (0.13)
   Total From Investment Operations                           0.87        0.56        0.55

LESS DISTRIBUTIONS
   Distributions from net investment income                  (0.53)      (0.58)      (0.70)
   Distributions from capital gains                             --          --          --
   Total Distributions                                       (0.53)      (0.58)      (0.70)
   Net Asset Value, End of Period                           $10.12       $9.78       $9.80

TOTAL RETURN +                                                9.10%       5.92%       5.64%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                          $8,130      $6,479         $87
   Ratio of Net Expenses to Average Net Assets                0.61%       0.61%       0.48%
   Ratio of Net Income to Average Net Assets                  5.40%       5.90%       5.71%
   Ratio of Total Expenses to Average Net Assets              0.96%       0.95%       0.95%
   Portfolio Turnover Rate                                  103.92%     136.01%     257.98%

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS ON APRIL 28, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 71

                                      NOTES

72 PROSPECTUS
                                      NOTES

                                                                   PROSPECTUS 73

                                      NOTES

                                  TURNER FUNDS

                               INVESTMENT ADVISER
                        Turner Investment Partners, Inc.
                         1235 Westlakes Drive, Suite 350
                                Berwyn, PA 19312

                             INVESTMENT SUB-ADVISER
                         Clover Capital Management, Inc.
                          11 Tobey Village Office Park
                               Pittsford, NY 14534

                                   DISTRIBUTOR
                      Turner Investment Distributors, Inc.
                        (formerly, CCM Securities, Inc.)
                         1235 Westlakes Drive, Suite 350
                                Berwyn, PA 19312

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 2002, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL: Write to Turner Funds at:
         P.O. Box 219805
         Kansas City, MO 64121-9805

BY INTERNET: http://www.turnerinvestments.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Funds' Investment Company Act registration number is 811-07527.

TUR-F-030-11

                               PENN CAPITAL FUNDS
                          PORTFOLIO OF THE TURNER FUNDS



                                   PROSPECTUS
                                JANUARY 31, 2002

                   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
                                 CLASS I SHARES
                                 CLASS II SHARES

                               INVESTMENT ADVISER
                      PENN CAPITAL MANAGEMENT COMPANY, INC.



  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Turner Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Fund has individual investment goals and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return of the Fund. For more detailed information about the Fund, please see:

                                                                     PAGE
--------------------------------------------------------------------------------
     PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND .................      1
     INVESTMENTS AND PORTFOLIO MANAGEMENT ........................      4
     PURCHASING, SELLING AND EXCHANGING PENN CAPITAL FUNDS .......      5
     DIVIDENDS AND DISTRIBUTIONS .................................     10
     TAXES .......................................................     10
     FINANCIAL HIGHLIGHTS ........................................     11

TO OBTAIN MORE INFORMATION ABOUT TURNER FUNDS, PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS.


RISK/RETURN INFORMATION

The Penn Capital Strategic High Yield Bond Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. Penn Capital Management Company, Inc. ("Penn Capital"), the adviser, invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. Penn Capital's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job Penn Capital does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The amount of exposure that the Fund has to a specific segment or sector may have a large impact on its performance. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings across issuers, industries or sectors.

PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT GOAL                  High current income and capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                 High yield "junk" bonds and other high yield
                                 securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to identify high yield "junk" bonds
                                 and other high yield securities with capital
                                 appreciation potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                 Investors seeking high current income and
                                 long-term growth of capital who can withstand
                                 the share price volatility or risk of high
                                 yield "junk" bond investing
--------------------------------------------------------------------------------

PRINCIPAL STRATEGY

The Penn Capital Strategic High Yield Bond Fund invests primarily (at least 65% of its assets) in fixed income securities rated below investment grade ("junk" bonds). In selecting investments for the Fund, Penn Capital chooses securities that offer high current yields as well as capital appreciation potential, including preferred stocks, convertible securities, zero coupon obligations, payment-in-kind bonds, and variable rate securities. The Fund's average weighted maturity may vary, and will generally be ten years or less. The Fund will typically invest in securities rated BB+/Ba1 or lower, and may purchase unrated securities and securities rated in the lowest ratings categories.

PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. High yield "junk" bonds generally are less sensitive to interest rate changes.

"Junk" bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market price of the security.

The Fund is subject to the risk that its particular market segment, high yield securities, may underperform compared to other market segments or to the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares for three years.*

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999    14.56%
2000   -17.60%
2001   -13.33%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PREDECESSOR, THE ALPHA SELECT PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND COMMENCED OPERATIONS ON MARCH 1, 1998. THE FUND BECAME PART OF THE TURNER FUNDS IN 1999.

                           BEST QUARTER     WORST QUARTER
                               7.17%           -12.18%
                            (12/31/99)        (12/31/00)

This table compares the Fund's average annual total returns for the periods ended December 31, 2001, to those of the C.S. First Boston High Yield Index.


                                                                 SINCE INCEPTION
                                                      1 YEAR        (3/1/98)
--------------------------------------------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND          -13.33%         -6.54%

CLASS I SHARES
C.S. FIRST BOSTON HIGH YIELD INDEX                     5.80%          0.43%*

* THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1998.

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The C.S. First Boston High Yield Index is an unmanaged portfolio constructed to mirror the public high yield debt market (revisions to the index are effected weekly). The index has several modules representing different sectors of the high yield market including a cash paying module, a zero coupon module, a pay in-kind module, and a defaulted bond module. The index is a fully invested index, which includes reinvestment of income.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                             CLASS I SHARES     CLASS II SHARES*
--------------------------------------------------------------------------------
 Investment Advisory Fees                         0.55%              0.55%
 Distribution (12b-1) Fees                        None               None
 Total Other Expenses                             0.83%              1.08%
                                                  ----               ----
      Shareholder Servicing Fee                   None               0.25%
 TOTAL ANNUAL FUND OPERATING EXPENSES             1.38%              1.63%
 Fee Waivers and Expense Reimbursements          (0.70%)            (0.70%)
                                                  ----               ----
 NET TOTAL OPERATING EXPENSES                     0.68%*             0.93%**

*  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.
** PENN CAPITAL HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES
   IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I SHARES AND CLASS II SHARES FROM EXCEEDING 0.68% AND 0.93%, RESPECTIVELY, THROUGH JANUARY 31, 2003. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and you reinvest all dividends and distributions. One year figures are based on net total operating expenses. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                               1 YEAR         3 YEARS        5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND --
   CLASS I SHARES                                               $69             $368           $688          $1,597

PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND --
   CLASS II SHARES                                              $95             $446           $821          $1,874
---------------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Penn Capital believes that the risk of loss outweighs the opportunity for gains.

INVESTMENT ADVISER

Penn Capital Management Company, Inc., an SEC-registered adviser, serves as the Adviser to the Fund. As the Fund's Adviser, Penn Capital makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Adviser also ensures compliance with the Fund's investment policies and guidelines.

As of December 31, 2001, Penn Capital had approximately $586 million in assets under management. For its services during the most recent fiscal year, Penn Capital reimbursed expenses of:

   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND   0.16%

PORTFOLIO MANAGERS

The Penn Capital Strategic High Yield Bond Fund is managed by a team consisting of certain principals of Penn Capital, including co-managers Richard A. Hocker and Scott D. Schumacher.

Prior to founding Penn Capital in 1987, Mr. Hocker was a shareholder and Senior Portfolio Manager of Delaware Investment Advisers, an investment management firm. He has over 27 years of investment experience.

Mr. Schumacher began his career with Penn Capital in 1987 and has been directly working with the investment team since 1992. As co-portfolio manager, Mr. Schumacher is responsible for buy-sell decisions, covering select industries and monitoring existing credit problems.

PURCHASING, SELLING AND EXCHANGING PENN CAPITAL FUNDS

In order to open a new account, you must complete and mail the NEW ACCOUNT APPLICATION that you receive with this prospectus.

All trades must be received by the Fund's Transfer Agent by 4:00 PM EST. Your check must be made payable to the Penn Capital Funds.

THE FUND'S CLASS I SHARES MINIMUM INITIAL INVESTMENT IS $100,000 WITH MINIMUM SUBSEQUENT INVESTMENTS OF $5,000.

THE FUND'S CLASS II SHARES MINIMUM INITIAL INVESTMENT IS $10,000 WITH MINIMUM SUBSEQUENT INVESTMENTS OF $1,000.

--------------------------------------------------------------------------------
ONCE YOU ARE A SHAREHOLDER OF THE PENN CAPITAL FUNDS YOU CAN DO THE FOLLOWING:
--------------------------------------------------------------------------------

* PURCHASE, SELL OR EXCHANGE FUND SHARES BY PHONE. Call 1-800-224-6312 between 9:00 AM and 4:00 PM EST Monday through Friday and press 3 to place a trade.
--------------------------------------------------------------------------------

* PURCHASE, SELL OR EXCHANGE FUND SHARES BY MAIL. Shareholders can mail trade requests to:

  By regular mail                                By express or overnight mail

  The Penn Capital Funds                         The Penn Capital Funds
  P.O. Box 219805                                c/o DST Systems Inc.
  Kansas City, MO 64121-9805                     330 W. 9th Street
                                                 Kansas City, MO 64105
--------------------------------------------------------------------------------

* PURCHASE FUND SHARES BY WIRING FUNDS TO:

  United Missouri Bank of Kansas NA
  ABA #101000695
  Account # 9870601168
  Further Credit: name of fund, shareholder name and Penn Capital Funds account number

The Penn Capital Strategic High Yield Bond Fund assesses no sales charge when you purchase shares of the Fund. The Fund's Class I Shares minimum initial investment is $100,000, with minimum subsequent investments of $5,000. The Fund's Class II Shares minimum initial investment is $10,000, with minimum subsequent investments of $1,000. The Fund reserves the right to waive the minimum initial investment.

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

PURCHASING PENN CAPITAL FUNDS

CHOOSING CLASS I OR CLASS II SHARES

Class I and Class II Shares have different expenses and other characteristics.

Class I Shares are for individual investors and for certain institutional investors investing for their own or their customers' account.

Class II Shares are for individual investors who purchase shares through financial institutions or intermediaries.

  CLASS I SHARES                          CLASS II SHARES
  o NO SALES CHARGE                       o NO SALES CHARGE
  o LOWER ANNUAL EXPENSES                 o HIGHER ANNUAL EXPENSES O
  o $100,000 MINIMUM INITIAL INVESTMENT   o $10,000 MINIMUM INITIAL INVESTMENT

For some investors the minimum initial investment may be lower.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

TO OPEN AN ACCOUNT:

The Fund may reject any purchase order if it determines that accepting the order would not be in the best interest of the Fund or its shareholders.

o BY MAIL: Please send your completed application, with a check payable to the Penn Capital Funds, to the address listed on page 5. Your check must be in U.S. dollars and drawn on a bank located in the United States. We do not accept third party checks, credit card checks, internet bank checks or cash.

o BY WIRE: Please contact the Fund at 1-800-224-6312 (option 3) to let a representative know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send your completed New Account Application. Once this is complete you will need to instruct your bank to wire money to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: Penn Capital Strategic High Yield Bond Fund. The shareholder's name and account number must be specified in the wire.

HOW FUND PRICES ARE CALCULATED

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of the net assets of the Fund. The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time. A purchase order received after 4:00 p.m. Eastern time will be processed using the next Business Day's price.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Shares will not be priced on days on which the NYSE is closed for trading.

PURCHASING ADDITIONAL SHARES

o BY MAIL: Please send your check payable to the Penn Capital Funds along with a signed letter stating the name of the Penn Capital Strategic High Yield Bond Fund and your account number.

o BY PHONE: Current shareholders are eligible to purchase shares by phone if they have requested that privilege by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-800-224-6312 (option 3) and give the Fund and account number they would like to make a subsequent purchase into. They must then instruct their bank to wire the money by following the instructions listed on page 6.

ADDITIONAL INFORMATION

You may also buy shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized financial institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or financial institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial institution.

SELLING PENN CAPITAL FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

You may sell Class I or Class II Shares by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-224-6312.

o BY WIRE: If you wish to redeem shares of the Penn Capital Funds, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

o BY PHONE: When filling out a New Account Application you are given the opportunity to establish telephone redemption privileges. If you elect to take advantage of this privilege you will be able to redeem shares of the Penn Capital Funds by calling 1-800-224-6312 (option 3) and speaking to one of our representatives.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within three Business Days after it receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE).

EXCHANGING FUND SHARES

When you exchange shares, you are really selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

You may exchange your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

OTHER POLICIES

FOR CUSTOMERS OF FINANCIAL INSTITUTIONS

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge transaction fees on purchases and/or sales of Fund shares.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Fund's SAI.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum of $1,000, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

DISTRIBUTION OF FUND SHARES

SEI Investment Distribution Co. (SIDCO) is the Distributor of the Fund. SIDCO receives no compensation for distributing the Fund's shares.

The Penn Capital Strategic High Yield Bond Fund has adopted a shareholder service plan for its Class II Shares that allows the Fund to pay service fees for services provided to shareholders. For Class II Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Penn Capital Strategic High Yield Bond Fund declares its net investment income daily and distributes it monthly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL, AND FOREIGN INCOME TAXES. Summarized below are some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

Each year, the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them or take them in cash.

EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. For tax purposes, an exchange of Fund shares for shares of another Penn Capital Fund is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

More information about taxes is in the SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class I Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. These Financial Highlights have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, appears in the annual report that accompanies our SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

PENN CAPITAL FUNDS

---------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    2001           2000          1999(3)        1998(2)
---------------------------------------------------------------------------------------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND CLASS I SHARES

Net Asset Value, Beginning of Period                             $ 8.10         $ 8.82         $ 8.91         $10.00

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                                              0.78           0.79           0.83           0.37

Realized and Unrealized Loss on Investments                       (2.61)         (0.72)         (0.09)         (1.09)

Total From Investment Operations                                  (1.83)          0.07           0.74          (0.72)

LESS DISTRIBUTIONS

Distributions From Net Investment Income                          (0.78)         (0.79)         (0.83)         (0.37)

Distributions From Capital Gains                                     --             --             --             --

Total Distributions                                               (0.78)         (0.79)         (0.83)         10.37

Net Asset Value End of Period                                     $5.49          $8.10          $8.82          $8.91

TOTAL RETURN (1)                                                 (23.66)%         0.56%          8.65%         (7.23)%

RATIOS/SUPPLEMENTAL DATA

Net Assets End of Period (000)                                  $13,977        $32,560        $41,922        $17,842

Ratio of Expenses to Average Net Assets                            0.68%          0.68%          0.68%          0.68%*

Ratio of Net Investment Income to
  Average Net Assets                                              11.18%          8.94%          9.11%         10.04%*

Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Reimbursements)                           1.38%          1.04%          1.14%          2.09%*

Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Reimbursements)                          10.48%          8.58%          8.65%          8.63%*

Portfolio Turnover Rate                                           85.80%         76.00%         96.98%         29.19%

*   ANNUALIZED

(1) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(2) COMMENCED OPERATIONS ON MARCH 1, 1998

(3) ON JANUARY 25, 1999, SHAREHOLDERS OF THE ALPHA SELECT PENN CAPITAL HIGH YIELD BOND FUND (THE "FUND") APPROVED A
    TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER PENN
    CAPITAL HIGH YIELD BOND FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                      This page intentionally left blank.

                      This page intentionally left blank.

                                  TURNER FUNDS

                               INVESTMENT ADVISER

                      Penn Capital Management Company, Inc.
                        Liberty View Building, Suite 210
                              457 Haddonfield Road
                              Cherry Hill, NJ 08002

                                   DISTRIBUTOR

                                 SEI Investments
                                Distribution Co.

                                  LEGAL COUNSEL

                           Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated January 31, 2002, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports contain the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL:  Write to Penn Capital Funds
          P.O. Box 219805
          Kansas City, MO 64121-9805

[By Internet: http://www.turner-invest.com]

FROM THE SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Fund's Investment Company Act registration number is 811-07527.


PEN-AR-001-0100

                                  TURNER FUNDS

                        TURNER DISCIPLINED LARGE CAP GROWTH FUND
                            TURNER MIDCAP GROWTH FUND
                          TURNER SMALL CAP GROWTH FUND
                          TURNER MICRO CAP GROWTH FUND
                           TURNER LARGE CAP VALUE FUND
                            TURNER MIDCAP VALUE FUND
                           TURNER SMALL CAP VALUE FUND
                             TURNER TECHNOLOGY FUND
                               TURNER TOP 20 FUND
                            TURNER GLOBAL TOP 40 FUND
                           TURNER NEW ENTERPRISE FUND
                      TURNER FUTURE FINANCIAL SERVICES FUND
                    TURNER NEW ENERGY & POWER TECHNOLOGY FUND
                     TURNER HEALTHCARE & BIOTECHNOLOGY FUND
                       TURNER TAX MANAGED U.S. EQUITY FUND
                          TURNER CORE FIXED INCOME FUND
                   TURNER CORE HIGH QUALITY FIXED INCOME FUND
                  TURNER ULTRA SHORT DURATION FIXED INCOME FUND
                     TURNER SHORT DURATION FIXED INCOME FUND
                     TURNER INTERNATIONAL OPPORTUNITIES FUND
                       TURNER INTERNATIONAL DISCOVERY FUND
                            TURNER TOP 20 VALUE FUND

                                JANUARY 31, 2002

                               INVESTMENT ADVISER:
                        TURNER INVESTMENT PARTNERS, INC.

                             INVESTMENT SUB-ADVISER:
                         CLOVER CAPITAL MANAGEMENT, INC.
                           (VALUE AND CORE FUNDS ONLY)

This Statement of Additional Information is not a prospectus and relates only to the Turner Disciplined Large Cap Growth Fund ("Disciplined Large Cap Growth
Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), Turner Small Cap Growth Fund ("Small Cap Growth Fund"), Turner Micro Cap Growth Fund ("Micro Cap Growth Fund"), Turner Large Cap Value Fund ("Large Cap Value Fund"), Turner Midcap Value Fund ("Midcap Value Fund"), Turner Small Cap Value Fund ("Small Cap Value Fund"), Turner Technology Fund ("Technology Fund"), Turner Top 20 Fund ("Top 20 Fund"), Turner Global Top 40 Fund ("Global Top 40 Fund"), Turner New Enterprise Fund ("New Enterprise Fund"), Turner Future Financial Services Fund ("Future Financial Services Fund"), Turner New Energy & Power Technology Fund ("New Energy & Power Technology Fund"), Turner Healthcare & Biotechnology Fund ("Healthcare & Biotechnology Fund"), Turner Tax Managed U.S. Equity Fund ("Tax Managed U.S. Equity Fund"), Turner Core Fixed Income Fund ("Core Fixed Income Fund"), Turner Core High Quality Fixed Income Fund ("Core High Quality Fixed Income Fund"), Turner Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fund"), Turner Short Duration Fixed Income Fund ("Short Duration
Fund"), Turner International Opportunities Fund (the "International Opportunities Fund"), Turner International Discovery Fund (the "International Discovery Fund"), and Turner Top 20 Value Fund (the "Top 20 Value Fund") (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Turner Funds (the "Trust") and should be read in conjunction with the Turner Funds' Prospectuses dated January 31, 2002. The Prospectuses may be obtained without charge by calling 1-800-224-6312.

                                TABLE OF CONTENTS


THE TRUST....................................................................S-3

INVESTMENT OBJECTIVES........................................................S-4

INVESTMENT POLICIES..........................................................S-5

GENERAL INVESTMENT POLICIES.................................................S-14

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................S-15

INVESTMENT LIMITATIONS......................................................S-31

THE ADVISER.................................................................S-34

THE ADMINISTRATOR...........................................................S-36

DISTRIBUTION AND SHAREHOLDER SERVICES.......................................S-38

TRUSTEES AND OFFICERS OF THE TRUST..........................................S-39

COMPUTATION OF YIELD AND TOTAL RETURN.......................................S-42

PURCHASE AND REDEMPTION OF SHARES...........................................S-44

DETERMINATION OF NET ASSET VALUE............................................S-45

TAXES.......................................................................S-45

PORTFOLIO TRANSACTIONS......................................................S-47

VOTING......................................................................S-51

DESCRIPTION OF SHARES.......................................................S-51

SHAREHOLDER LIABILITY.......................................................S-52

LIMITATION OF TRUSTEES' LIABILITY...........................................S-52

CODE OF ETHICS..............................................................S-52

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..................................S-52

CUSTODIAN...................................................................S-59

INDEPENDENT AUDITORS........................................................S-59

LEGAL COUNSEL...............................................................S-60

FINANCIAL STATEMENTS........................................................S-60

APPENDIX.....................................................................A-1

THE TRUST

This Statement of Additional Information relates only to the Turner Disciplined Large Cap Growth Fund ("Disciplined Large Cap Growth Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), Turner Small Cap Growth Fund ("Small Cap Growth Fund"), Turner Micro Cap Growth Fund ("Micro Cap Growth Fund"), Turner Large Cap Value Fund ("Large Cap Value Fund"), Turner Small Cap Value Fund ("Small Cap Value Fund"), Turner Midcap Value Fund ("Midcap Value Fund"), Turner Technology Fund ("Technology Fund"), Turner Top 20 Fund ("Top 20 Fund"), Turner Global Top 40 Fund ("Global Top 40 Fund"), Turner New Enterprise Fund ("New Enterprise Fund"), Turner Future Financial Services Fund ("Future Financial Services Fund"), Turner New Energy & Power Technology Fund ("New Energy & Power Technology Fund"), Turner Healthcare & Biotechnology Fund ("Healthcare & Biotechnology Fund"), Turner Tax Managed U.S. Equity Fund ("Tax Managed U.S. Equity Fund"), Turner Core Fixed Income Fund ("Core Fixed Income Fund"), Turner Core High Quality Fixed Income Fund, ("Core High Quality Fixed Income Fund"), Turner Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fund"), Turner Short Duration Fixed Income Fund ("Short Duration Fund"), Turner International Opportunities Fund ("International Opportunities Fund"), Turner International Discovery Fund ("International Discovery Fund"), and Turner Top 20 Value Fund ("Top 20 Value Fund") (each a "Fund" and, together the "Funds"). Each is a separate series of Turner Funds (formerly, TIP Funds) (the "Trust"), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, and amended and restated on February 21, 1997 ("Declaration of Trust"), which consists of both diversified and non-diversified Funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares in the Midcap Growth Fund, Large Cap Value Fund, Top 20 Fund, New Energy & Power Technology Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Ultra Short Duration Fund or the Short Duration Fund through two separate classes, Class I and Class II, which provide for variations in distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class I Shares and the Class II Shares pertaining to distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

On January 29, 1999, the Micro Cap Growth Fund and the Short Duration Fund acquired all of the assets and liabilities of the Alpha Select Turner Micro Cap Growth Fund and the Alpha Select Turner Short Duration Government Fund - Three Year Portfolio, respectively. On June 30, 1999, the Ultra Short Duration Fund acquired all of the assets and liabilities of the Alpha Select Turner Short Duration Government Fund - One Year Portfolio. Historical information presented for those Funds relates to the Alpha Select Funds. On January 12, 2001, shareholders of the Penn Capital Select Financial Services Fund approved Turner as that Fund's new investment adviser. The Fund then became the Turner Future Financial Services Fund when Turner commenced operations as the Fund's investment adviser on January 16, 2001. Historical information presented for that Fund relates to the Penn Capital Select Financial Services Fund and its performance under its previous adviser, Penn Capital Management Company, Inc. On April 30, 2001, shareholders of the Clover Small Cap Value Fund, Clover Equity Value Fund,

Clover Max Cap Value Fund and Clover Fixed Income Fund approved Turner as the new investment adviser for their funds, with the previous adviser, Clover Capital Management, Inc., becoming sub-adviser to the funds ("Sub-Adviser"). The Clover Small Cap Value, Equity Value, Max Cap Value and Fixed Income Funds became the Turner Small Cap Value, Turner Midcap Value, Turner Large Cap Value and Turner Core Fixed Income Funds, respectively, when Turner commenced operations as the Funds' investment adviser on May 1, 2001. Historical information presented for those Funds relates to the their performance under the previous adviser, Clover Capital Management, Inc. On September 13, 2001, the B2B E-Commerce Fund became the New Enterprise Fund and the shareholders of the Wireless & Communications Fund approved a reorganization of the Wireless & Communications Fund into the New Enterprise Fund. Accordingly, historical information presented for the New Enterprise Fund relates to the B2B E-Commerce Fund. The Trust also offers shares in the Penn Capital Strategic High Yield Bond Fund and Penn Capital Value Plus Fund. Capitalized terms not defined herein are defined in the Prospectuses offering shares of the Funds.

INVESTMENT OBJECTIVES

TURNER DISCIPLINED LARGE CAP GROWTH FUND - The Disciplined Large Cap Growth Fund seeks long-term capital appreciation.

TURNER MIDCAP GROWTH FUND - The Midcap Growth Fund seeks capital appreciation.

TURNER SMALL CAP GROWTH FUND - The Small Cap Growth Fund seeks capital appreciation.

TURNER MICRO CAP GROWTH FUND - The Micro Cap Growth Fund seeks capital appreciation.

TURNER LARGE CAP VALUE FUND - The Large Cap Value Fund seeks long-term total return.

TURNER MIDCAP VALUE FUND - The Midcap Value Fund seeks long-term total return.

TURNER SMALL CAP VALUE FUND - The Small Cap Value Fund seeks long-term total return.

TURNER TECHNOLOGY FUND - The Technology Fund seeks long-term capital appreciation.

TURNER TOP 20 FUND - The Top 20 Fund seeks long-term capital appreciation.

TURNER GLOBAL TOP 40 FUND - The Global Top 40 Fund seeks long-term capital appreciation.

TURNER NEW ENTERPRISE FUND - The New Enterprise Fund seeks long-term capital appreciation.

TURNER FUTURE FINANCIAL SERVICES FUND - The Future Financial Services Fund seeks long-term capital appreciation.

TURNER NEW ENERGY & POWER TECHNOLOGY FUND - The New Energy & Power Technology Fund seeks long-term capital appreciation.

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - The Healthcare & Biotechnology Fund seeks long-term capital appreciation.

TURNER TAX MANAGED U.S. EQUITY FUND - The Tax Managed U.S. Equity Fund seeks to achieve long-term capital appreciation while attempting to minimize the impact of taxes on the return earned by shareholders.

TURNER CORE FIXED INCOME FUND - The Core Fixed Income Fund seeks a high level of income consistent with reasonable risk to capital.

TURNER CORE HIGH QUALITY FIXED INCOME FUND - The Core High Quality Fixed Income Fund seeks total return through current income and capital appreciation.

TURNER ULTRA SHORT DURATION FIXED INCOME FUND & TURNER SHORT DURATION FIXED INCOME FUND - The investment objective of each Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Under normal circumstances, the Ultra Short Duration Fund seeks to maintain an average effective duration comparable to or less than that of one-year U.S. Treasury bills. The Short Duration Fund seeks to maintain an average effective duration comparable to or less than that of three-year U.S. Treasury notes. Effective duration is an indicator of a security's price volatility or risk associated with changes in interest rates. Because Turner Investment Partners, Inc. ("Turner") seeks to manage interest rate risk by limiting effective duration, each Fund may invest in securities of any maturity.

TURNER INTERNATIONAL DISCOVERY FUND - The International Discovery Fund seeks long-term capital appreciation.

TURNER INTERNATIONAL OPPORTUNITIES FUND - The International Opportunities Fund seeks long-term capital appreciation.

TURNER TOP 20 VALUE FUND - The Top 20 Value Fund seeks long-term total return.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

TURNER DISCIPLINED LARGE CAP GROWTH FUND - The Disciplined Large Cap Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in common stocks and other U.S. companies with very large market capitalizations (I.E. over $10 billion) that Turner believes have strong earnings growth potential. The Disciplined Large Cap Growth Fund may also purchase securities of smaller companies that offer growth potential. The Disciplined Large Cap Growth Fund will invest in securities of companies that are diversified across economic sectors. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Russell Top 200 Growth Index.

TURNER MIDCAP GROWTH FUND - The Midcap Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers that, at the time of purchase, have medium market capitalizations that Turner believes to have strong earnings growth potential. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (the "Midcap Growth Index"). The Midcap Growth Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Midcap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in American Depositary Receipts (ADRs). The Midcap Growth Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Midcap Growth Fund may purchase shares of other investment companies.

TURNER SMALL CAP GROWTH FUND - The Small Cap Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers with small market capitalizations that Turner believes to have strong earnings growth potential. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index (the "2000 Growth Index"). The Small Cap Growth Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the 2000 Growth Index (or such other appropriate index selected by Turner). The Small Cap Growth Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in ADRs. The Small Cap Growth Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

TURNER MICRO CAP GROWTH FUND - The Micro Cap Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers with very small market capitalizations that Turner believes to have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the lower range of those market capitalizations of companies included in the Russell 2000 Growth Index (the "2000 Growth Index"), particularly those under $500 million. The Micro Cap Growth Fund seeks to purchase securities that are well diversified across economic sectors. The Micro Cap Growth Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in micro cap stocks of foreign issuers and in ADRs.

The Micro Cap Growth Fund invests in some of the smallest, most dynamic publicly-traded companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the companies represented in the Micro Cap Growth Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Thus, in the opinion of Turner, they offer substantial appreciation potential for meeting retirement and other long-term goals.

The Micro Cap Growth Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of micro capitalization stocks. To manage risk and improve liquidity, Turner expects to invest in numerous small, publicly traded companies, representing a broad cross-section of U.S. industries.

TURNER LARGE CAP VALUE FUND - The Large Cap Value Fund invests primarily (and, under normal market conditions, at least 80% of its assets) in the equity securities of companies with large capitalizations that the Sub-Adviser believes have low valuations based on measures such as price-to-book value and price-to-cash flow. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. The Sub-Adviser will attempt to acquire securities that have attractive dividend yields relative to the market average and/or their own trading history.

The Large Cap Value Fund invests in a diversified portfolio chosen from the 500 largest capitalization equities (generally over $10 billion) where the stock price is low relative to book value and cash flow as compared to the average large capitalization stock. The Sub-Adviser evaluates these large capitalization domestic companies and searches for stocks valued in the lowest third based on price to book value and price to cash flow. From these candidates, the companies with adequate financial strength and higher dividend yields are chosen for investment. The Sub-Adviser may also choose a stock whose primary attractive feature is a current dividend yield which is high relative to the stock's historic yield range.

Up to 25% of the Large Cap Value Fund's assets may be invested in attractively-valued companies whose market capitalizations fall below the top 500 (I.E., below $5 billion). In addition, up to 10% of the Fund's assets may be invested in ADRs whose market capitalizations fall among the top 100 available ADRs.

During periods when, or under circumstances where, the Sub-Adviser believes that the return on non-convertible fixed income securities may equal or exceed the return on equity securities, the Fund may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The Fund may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, I.E., rated lower than BBB by Standard & Poor's Corporation ("S&P") and/or Baa by Moody's Investor Services Inc. ("Moody's") or in unrated securities of comparable quality as determined by the Sub-Adviser. Such high-yield, high-risk securities are also known as "junk bonds." The Fund's exposure to junk bonds, including convertible securities rated below investment grade, will not exceed 25% of its total assets.

Under normal circumstances, up to 25% of the Large Cap Value Fund's assets may be invested in the Money Market Instruments described below in order to maintain liquidity, or if the Sub-Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise reasonably available for purchase. For temporary defensive purposes during periods when the Sub-Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in Money Market Instruments and in cash.

TURNER MIDCAP VALUE FUND - The Midcap Value Fund will invest primarily (and, under normal market conditions, at least 80% of its total assets) in equity securities of companies with medium and small market capitalizations that the Sub-Adviser believes to be undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Sub-Adviser uses several valuation criteria to determine if a security is undervalued, including price-to-earnings ratios, price-to-cash flow ratios, price-to-sales ratios, and price-to-book value ratios. In addition, the Sub-Adviser examines "hidden values" that are not obvious in a company's financial reports, focusing on finding the current asset values or current transfer values of assets held by the company.

Under normal market conditions, the Midcap Value Fund invests its assets in a diversified portfolio of equity securities, including common stocks, both debt securities and preferred stocks convertible into common stocks, and ADRs (up to 20% of the Midcap Value Fund's assets). In addition to these equity securities, the Fund may also invest up to 5% of its net assets in each of warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real state investment trusts ("REITs"). Assets of the Fund not invested in the equity securities described above may be invested in other securities and Money Market Instruments as described in this statement of additional information.

All of the equity securities (including ADRs) in which the Fund invests are traded on registered exchanges or the over-the-counter market in the United States or Canada.

During periods when, or under circumstances where, the Sub-Adviser believes that the return on such securities may equal or exceed the return on equity securities, the Fund may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The Fund may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, I.E., rated lower than BBB by S&P and/or Baa by Moody's, or unrated securities of comparable quality as determined by the Sub-Adviser.

Under normal circumstances, up to 30% of the Midcap Value Fund's assets may be invested in Money Market Instruments in order to maintain liquidity, or if the Sub-Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise reasonably available for purchase.

TURNER SMALL CAP VALUE FUND - The Small Cap Value Fund will invest primarily (and, under normal market conditions, at least 80% of its total assets) in a diversified portfolio of equity securities of U.S. issuers that have small market capitalizations that the Sub-Adviser believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund's investments may include common stocks, warrants and rights to subscribe to common stocks, REITs, and both debt securities and preferred stocks convertible into common stocks. The Small Cap Value Fund may also invest in such convertible debt securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, I.E., rated lower than BBB by S&P, Baa by Moody's, or unrated securities of comparable quality as determined by the Sub-Adviser.

The Sub-Adviser employs database screening techniques to search the universe of domestic public companies for stocks trading in the bottom 20% of valuation parameters such as stock price-to-book value, price-to-cash flow, price-to-earnings and price-to-sales. From these stocks, the Sub-Adviser selects a diversified group of securities for investment by utilizing additional screening and selection strategies to identify the companies that the Sub-Adviser believes are more financially stable. In addition, the Fund may include holdings in issuers that may not have been identified during the initial screening process but that the Sub-Adviser has identified using its value-oriented fundamental research techniques. In addition, the Fund may invest up to 10% of its net assets in ADRs.

All of the equity securities (including ADRs) in which the Fund invests are traded on registered exchanges or the over-the-counter market in the United States or Canada.

Any remaining assets may be invested in (i) the equity securities described above of U.S. issuers that have market capitalizations below or exceeding those included in the Russell 2000 Value Index at the time of purchase, and (ii) Money Market Instruments.

TURNER TECHNOLOGY FUND - The Technology Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a portfolio of common stocks of technology companies. The Technology Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, stocks of foreign issuers and ADRs.

The Technology Fund invests in dynamic, publicly-traded technology companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the small technology companies represented in the Technology Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Turner will seek to capture these price increases. Most of the technology companies that the Technology Fund will invest in will be located in the U.S.

The Technology Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of many technology stocks. To manage risk and improve liquidity, Turner expects to invest in numerous publicly traded companies, representing a broad cross-section of U.S. and foreign technology companies.

TURNER TOP 20 FUND - The Top 20 Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a portfolio of 15 to 30 common stocks of issuers in different sectors and capitalization ranges that Turner believes to have strong earnings growth potential. Any remaining assets may be invested in warrants and rights to purchase common stocks, convertible and preferred stocks, and ADRs. The Top 20 Fund will generally purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Top 20 Fund may also purchase shares of other investment companies and foreign securities.

TURNER GLOBAL TOP 40 FUND - The Global Top 40 Fund invests primarily (and, under normal market conditions, at least 80% of its assets) in common stocks of companies located in the U.S. and developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, as well as in ADRs of those issuers. Turner selects areas for investment by continuously analyzing the U.S. market and a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Global Top 40 Fund invests in companies located in a variety of industries and business sectors that it expects to experience rising earnings growth and to benefit from global economic trends or promising technologies or products. The Global Top 40 Fund's portfolio will consist of a limited number of companies in a variety of market segments and countries throughout the world, and it will typically consist of stocks representing Turner's best global investment ideas. The Global Top 40 Fund generally does not attempt to hedge the effects of currency fluctuations on its investments on an on-going basis.

Certain securities of non-U.S. issuers purchased by the Global Top 40 Fund will be listed on recognized foreign exchanges, but securities generally will be purchased in over-the-counter markets, on U.S.-registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Global Top 40 Fund expects its investments to emphasize large, mid and small capitalization companies.

The Global Top 40 Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. Although permitted to do so, the Global Top 40 Fund does not currently intend to invest in securities issued by passive foreign investment companies.

TURNER NEW ENTERPRISE FUND - The Turner New Enterprise Fund invests in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. The Fund generally invests in stocks of mid to large capitalization companies, and will generally purchase the securities of companies with market capitalizations of at least $1 billion, though it may invest in companies of any size. The New Enterprise Fund focuses on companies that Turner believes are positioned for accelerated growth of revenue and earnings ("New Enterprise companies"). The New Enterprise Fund seeks to invest in companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the New Enterprise Fund. The New Enterprise Fund may also regularly invest up to 25% of its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.

The New Enterprise Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, ADRs (up to 10% of the New Enterprise Fund's assets) and shares of other investment companies.

The New Enterprise Fund invests in rapidly growing, dynamic, publicly-traded companies. In many cases, these companies offer recently developed products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the smaller New Enterprise companies represented in the New Enterprise Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Turner will seek to capture these price increases. Substantially all of the companies that the New Enterprise Fund will invest in will be located in the U.S.

The New Enterprise Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of some New Enterprise company stocks. To manage risk and improve liquidity, Turner invests in numerous publicly-traded companies, representing a broad cross-section of U.S. New Enterprise companies.

The smaller capitalization companies the New Enterprise Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Such stocks also may not be as liquid as larger capitalization stocks. Therefore, such stocks may be volatile, and the price movements of the New Enterprise Fund's shares may reflect that volatility.

TURNER FUTURE FINANCIAL SERVICES FUND - The Future Financial Services Fund will invest substantially all (and, under normal market conditions, at least 80%) of its assets in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that Turner believes have above average growth potential or that are undervalued. Turner also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund will concentrate in the Financial Services sector.

The Fund may invest in smaller capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

TURNER NEW ENERGY & POWER TECHNOLOGY FUND - The Turner New Energy & Power Technology Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in equity securities of energy and power technology companies that are traded in the United States and that are using new or advanced technology to produce or deliver their product. These companies are engaged in one or more of the following businesses in the power and energy service field: production, development, refinement or distribution of oil, gas, electricity, and coal, as well as nuclear, geothermal, oil shale and solar power; onshore or offshore drilling;

production and well maintenance; and equipment supply and plant design or construction. The Fund's holdings, therefore, will be concentrated in the energy industry. The Fund will focus on companies that have strong growth prospects and that Turner believes have, or will develop, products, processes, or services that build on or incorporate technological advances and improvements.

While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Such stocks also may not be as liquid as larger capitalization stocks. Therefore, such stocks may be volatile, and the price movements of the Fund's shares may reflect that volatility.

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - The Healthcare & Biotechnology Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are issuers engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings, therefore, will be concentrated in the healthcare and biotechnology sectors.

While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements.

TURNER TAX MANAGED U.S. EQUITY FUND - The Tax Managed U.S. Equity Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in common stocks of U.S. companies considered by Turner to have strong growth potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal.

Turner manages the Fund using an investment strategy that is sensitive to the potential impact of personal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. In selecting companies for investment, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realizing capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

TURNER CORE FIXED INCOME FUND (FORMERLY THE TURNER CORE PLUS FIXED INCOME
FUND)-Under normal market conditions, the Core Fixed Income Fund invests at least 80% of its assets in the following fixed income securities: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities");
(ii) corporate bonds and debentures rated in one of the four highest rating categories; and (iii) mortgage-backed securities that are collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the two highest rating categories. The Fund will invest in such corporate bonds and debentures, CMOs or REMICs only if, at the time of purchase, the security either has the requisite rating from S&P or Moody's or is unrated but of comparable quality as determined by the Sub-Adviser. Governmental private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

The Fund may invest its remaining assets in the following securities: (i) money market instruments, (ii) asset-backed securities rated A or higher by S&P or Moody's; (iii) debt securities rated below investment grade, but not lower than B- by S&P or B3 by Moody's, or if unrated, determined by the Sub-Adviser to be of comparable quality at the time of purchase (up to 15% of the Fund's net assets, including downgraded securities); (iv) debt securities convertible into common stocks (up to 10% of the Fund's net assets); (v) U.S. dollar denominated fixed income securities issued by foreign corporations or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; and (vi) U.S. dollar denominated obligations of supranational entities traded in the United States. For additional information on corporate bond ratings, see the Appendix.

The relative proportions of the Fund's net assets invested in the different types of permissible investments will vary from time to time depending upon the Sub-Adviser's assessment of the relative market value of the sectors in which the Fund invests. In addition, the Fund may purchase securities that are trading at a discount from par when the Sub-Adviser believes there is a potential for capital appreciation. The Sub-Adviser does not seek to achieve the Fund's investment objective by forecasting changes in the interest rate environment.

In the event any security owned by the Fund is downgraded below the rating categories set forth above, the Sub-Adviser will review the situation and determine whether to retain or dispose of the security.

The Fund may enter into forward commitments or purchase securities on a when-issued basis, and may invest in variable or floating rate obligations.

The Fund expects to maintain a dollar-weighted average portfolio maturity of five to ten years.

TURNER CORE HIGH QUALITY FIXED INCOME FUND - The Core High Quality Fixed Income Fund invests as fully as practicable (and, under normal conditions, at least 80% of its total assets) in a portfolio of fixed income securities of varying levels of quality and maturity, that, in Turner's opinion, are attractively priced in the market. To determine a security's fair market value, Turner will focus on the yield and credit quality of particular securities based upon third-party evaluations of quality as well as Turner's own research and analysis of the issuer. Turner will attempt to diversify the Core High Quality Fixed Income Fund's holdings across the yield curve by holding short, intermediate and long-term securities. Normally, the Core High Quality Fixed Income Fund will maintain a dollar-weighted average portfolio duration that approximates the average duration range of the Core High Quality Fixed Income Fund's benchmark index, the Lehman Brothers Aggregate Bond Index (currently 4.5 years). Duration is a measure of the expected life of a fixed income security on a cash flow basis.

For example, assuming a portfolio duration of eight years, an increase in interest rates of 1%, a parallel shift in the yield curve, and no change in the spread relationships among securities, the value of the portfolio would decline 8%. Using the same assumptions, if interest rates decrease 1%, the value of the portfolio would increase 8%. Turner considers duration an accurate measure of a security's expected life and sensitivity to interest rate changes. Turner may increase or decrease this average weighted duration when, in Turner's opinion, market conditions warrant.

The Core High Quality Fixed Income Fund will purchase the following types of securities if, at the time of purchase, such securities either have been classified as investment grade by a nationally recognized statistical ratings organization ("NRSRO") or are determined by Turner to be of comparable quality:
(i) obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities ("U.S. Government Securities");
(ii) corporate bonds and debentures of U.S. and foreign issuers rated in one of the four highest rating categories; (iii) privately issued mortgage-backed securities rated in the highest rating category; (iv) asset-backed securities rated in the two highest rating categories; (v) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations ("Receipts"); (vi) commercial paper rated in one of the two highest rating categories; (vii) obligations of U.S. commercial banks and savings and loan institutions that have net assets of at least $500 million as of the end of their most recent fiscal year ("bank obligations"); (viii) obligations issued or guaranteed by the government of Canada; (ix) obligations of supranational entities rated in one of the four highest rating categories; (x) loan participations; (xi) repurchase agreements involving any of the foregoing securities; and (xii) shares of other investment companies. Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded to below investment grade, Turner will review the situation and take appropriate action. Securities rated below investment grade will not constitute more than 5% of the Core High Quality Fixed Income Fund's total assets.

TURNER ULTRA SHORT DURATION FIXED INCOME FUND & TURNER SHORT DURATION FIXED INCOME FUND (FORMERLY THE TURNER SHORT DURATION GOVERNMENT FUND - ONE YEAR PORTFOLIO & TURNER SHORT DURATION GOVERNMENT FUND - THREE YEAR PORTFOLIO) (together, the "Short Duration Funds") -- Under normal market conditions, each Short Duration Fund invests at least 80% of its total assets in obligations either issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"). Certain of the obligations, including U.S. Treasury bills, notes and bonds and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, while others, such as those issued by Fannie Mae and the Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

The balance of each Short Duration Fund's assets may be invested in cash and high grade debt securities, shares of other investment companies, including privately issued mortgage-related securities and general obligation bonds and notes of various states and their political subdivisions, rated within the three highest grades assigned by S&P (AAA, AA or A), Moody's (Aaa, Aa or A), or Fitch, Inc. ("Fitch") (AAA, AA or A), or, if unrated by S&P, Moody's and/or Fitch, judged by Turner to be of comparable quality. A further description of S&P's, Moody's and Fitch's ratings is included in the Appendix to the Statement of Additional Information.

The relative proportions of the Short Duration Funds' net assets invested in the different types of permissible investments will vary from time to time depending upon Turner's assessment of the relative market value of the sectors in which the Short Duration Funds invest. In addition, the Short Duration Funds may purchase securities that are trading at a discount from par when Turner believes there is a potential for capital appreciation.

The Short Duration Funds may enter into forward commitments or purchase securities on a when issued basis, and may invest in variable or floating rate obligations.

TURNER INTERNATIONAL DISCOVERY FUND - The International Discovery Fund invests primarily (at least 80% of its assets) in ADRs, common stocks and other equity securities of small and medium capitalization companies that have market capitalizations of less than $2 billion that are domiciled in at least three countries (other than the United States). The companies the Fund invests in will typically be located in developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, but the International Discovery Fund may invest up to 50% of its assets in issuers located in emerging market countries. Turner selects areas for investment by continuously analyzing a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Fund invests in small and medium capitalization companies located in a variety of industries and business sectors that Turner expects to benefit from global economic trends. The Fund will also invest in companies whose stock is attractively value based on historical measures such as price-to-earnings ratio or price-to-book value. Turner generally does not attempt to hedge the effects of currency fluctuations on the Fund's investments on an on-going basis.

Certain securities of non-U.S. issuers purchased by the International Discovery Fund will be listed on recognized foreign exchanges, but securities generally will be purchased in over-the-counter markets, on U.S.-registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs, CDRs or GDRs. The International Discovery Fund expects its investments to emphasize large, mid and small capitalization companies.

The International Discovery Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. In addition, the International Discovery Fund may invest in foreign government obligations, corporate bonds and debentures, and short-term instruments. Although permitted to do so, the International Discovery Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

The International Discovery Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Turner considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries that: derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; are organized under the laws of and have a principal office in an emerging market country; or are government issuers located in an emerging market country.

TURNER INTERNATIONAL OPPORTUNITIES FUND - The International Opportunities Fund invests primarily (at least 80% of its assets) in ADRs and common stocks of companies that have market capitalizations of more than $1 billion and which are domiciled in at least three countries (other than the United States). The companies the Fund invests in will typically be located in developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, but the Fund may invest up to 30% of its assets in issuers located in emerging market countries. Turner selects areas for investment by continuously analyzing a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the International Opportunities Fund invests in companies of various market capitalizations located in a variety of industries and business sectors that Turner expects to benefit from global economic trends. The International Opportunities Fund will also invest in companies whose stock is attractively value based on historical measures such as price-to-earnings ratio or price-to-book value. Turner generally does not attempt to hedge the effects of currency fluctuations on the International Opportunities Fund's investments on an on-going basis.

Certain securities of non-U.S. issuers purchased by the International Opportunities Fund will be listed on recognized foreign exchanges, but securities generally will be purchased in over-the-counter markets, on U.S.-registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs, CDRs or GDRs. The International Opportunities Fund expects its investments to emphasize large, mid and small capitalization companies.

The International Opportunities Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. In addition, the International Opportunities Fund may invest in foreign government obligations, corporate bonds and debentures, and short-term instruments. Although permitted to do so, the

International Opportunities Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

The International Opportunities Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Turner considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries that: derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; are organized under the laws of and have a principal office in an emerging market country; or are government issuers located in an emerging market country.

TURNER TOP 20 VALUE FUND - The Top 20 Value Fund invests substantially all (at least 80%) of its assets in equity securities of U.S. companies that Turner believes are undervalued relative to the market or their historic valuation, including companies whose stock is out-of-favor with investors. The Fund will invest in securities of companies operating in a broad range of industries and capitalizations based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios.

The Fund's portfolio will typically contain a total of 15-25 stocks, representing Turner's favorite undervalued investment ideas. Turner will select stocks in different sectors and capitalization ranges. By investing in different sectors and capitalization ranges, Turner seeks to reduce the Fund's overall level of volatility. Ideally, when one sector or capitalization range is out of favor, the other ranges will offer a counterbalancing influence.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% (10% for the Short Duration Funds) of its net assets in illiquid securities.

Each Fund, except the Select Growth Equity, Midcap Growth and Short Duration Funds, may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Core Fixed Income Fund, the Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in ADRs.

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

The Disciplined Large Cap Growth Fund, Midcap Growth Fund, Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in convertible securities.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs"), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., receipts and separately traded registered interested and principal securities ("STRIPs"), privately issued stripped securities (E.G., TGRs, TRs, and CATs). See later in the "Description of Permitted Investments" for discussions of these various instruments.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in equity securities.

FIXED INCOME SECURITIES

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner or the Sub-Adviser will review the situation and take appropriate action.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when Turner or the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

The New Enterprise Fund, Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in forward foreign currency contracts.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets and that such contracts do not exceed 15% of the Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

The New Enterprise Fund, Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in futures contracts and options on futures contracts.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Funds' capital appreciation potential. To the extent these investments are deemed illiquid, the Funds' investment in them will be consistent with their 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

The Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in illiquid securities.

INITIAL PUBLIC OFFERINGS ("IPOS")

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds Turner advises. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

The Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in IPOs.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

The Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in investment company shares.

LEVERAGING

Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the Securities and Exchange Commission (the "SEC") staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Funds' Custodian imposes a practical limit on the leverage these transactions create. Turner will not use leverage if, as a result, the effective duration of the portfolio of the Short Duration Fund would not be comparable or less than that of a three-year U.S. Treasury note.

LOWER RATED SECURITIES

The Funds, except for the Core Fixed Income Fund, Core High Quality Fixed Income Fund and the Short Duration Funds, may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, Turner could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund's net asset value.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET: The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES: Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would aversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

PAYMENT EXPECTATIONS: High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund's rate of return.

TAXES: A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period.

Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOS: CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

NON-DIVERSIFICATION

The Disciplined Large Cap Growth, Top 20, Global Top 40, New Enterprise, Future Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax-Managed U.S. Equity Funds are non-diversified companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of each Fund may be invested in the obligations of a limited number of issuers. Although Turner or the Sub-Adviser generally do not intend to invest more than 5% of a Fund's assets in any single issuer (with the exception of securities that are issued or guaranteed by a national government), the value of the shares of each Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that each Fund be diversified (I.E., not invest more than 5% of its assets in the securities of any one issuer) as to 50% of its assets.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund's portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The New Enterprise Fund, Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not purchase options.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from Turner's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. Please refer to the table under the section "Portfolio Transactions" for each Fund's portfolio turnover rate.

RECEIPTS

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

The Core High Quality Fixed Income Fund will not invest in receipts.

REITS

The Funds may invest in REITs, which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

The Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in REITs.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Funds' Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

REVERSE DOLLAR ROLL TRANSACTIONS

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund's portfolio securities.

REVERSE REPURCHASE AGREEMENT AND DOLLAR ROLL TRANSACTIONS

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price. Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund's obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund's Custodian segregates from other Fund assets.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

The Ultra Short Duration Fund will not invest in Rule 144A securities.

SECURITIES LENDING

In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS

The Funds may invest in securities of foreign issuers with a strong U.S. trading presence and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events that could adversely affect the economies of such countries or investments in such countries.

SHORT SALES

A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

The Core Fixed Income Fund, Core High Quality Fixed Income Fund and the Short Duration Funds will not utilize short sales as an investment technique.

SOVEREIGN DEBT

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

TELECOMMUNICATIONS SECURITIES

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase. As a result, dividend income, if any, is likely to be incidental.

The Core Fixed Income Fund, Core High Quality Fixed Income Fund, and the Short Duration Funds will not invest in telecommunications securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (E.G., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (E.G., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interested and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. (i) Purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each fund's total assets and does not apply to the Disciplined Large Cap Growth, Top 20, Global Top 40, Future Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds.

2. Purchase any securities which would cause 25% or more of the total assets of the fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Technology Fund, the New Energy & Power Technology Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund. These Funds invest 25% or more of their total assets in securities of issuers conducting their principal business activities in the same industry. To that extent, these Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by industry. A description of the industries in which each fund concentrates its investments can be found in the "Investment Policies" section beginning on page S-5.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the fund to purchase securities or require the fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Enter into futures contracts and options on futures contracts except as permitted by guidelines in the Funds' statement of additional information.

In addition, each Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $10 billion of assets. Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Turner makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, Turner will bear the amount of such excess. Turner will not be required to bear expenses of any Fund to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to Turner, or by Turner on 90 days' written notice to the Trust.

For the fiscal years ended September 30, 1999, 2000 and 2001 the Funds paid (waived) the following advisory fees and reimbursed the following expenses:

------------------------------------------------------------------------------------------------------------------------------------
                                             ADVISORY FEES PAID
                                            (EXPENSES REIMBURSED)                                ADVISORY FEES WAIVED
                               -----------------------------------------------------------------------------------------------------
                                    1999             2000              2001               1999            2000              2001
------------------------------------------------------------------------------------------------------------------------------------
Midcap Growth Fund               $521,612        $4,659,601        $6,756,929            $2,444               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund          $1,940,749        $4,457,001        $3,144,419           $66,830          $13,074          349,928
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Growth Fund            ($63,745)       $1,149,859        $1,446,614          $129,693         $101,915         $222,495
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                           *            ($20,904)         $251,180               *            $27,165          $19,572
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund              $83,625(1)       $204,041(1)       $731,212(2)        $51,187(1)       $17,161(1)            $0
------------------------------------------------------------------------------------------------------------------------------------
Midcap Value Fund                $567,313(1)       $367,838(1)       $305,381(2)             $0(1)        $5,529(1)       $28,752(2)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund             ($60,991)(1)      ($30,146)(1)      ($96,053)(2)       $79,514(1)       $93,066(1)      $134,226(2)
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund                   ($6,578)         $903,091          $491,420           $18,844         $133,750         $188,859
------------------------------------------------------------------------------------------------------------------------------------
Top 20 Fund                        $7,100        $1,579,116        $1,096,330           $18,763         $134,581          $18,432
------------------------------------------------------------------------------------------------------------------------------------
Global Top 40 Fund                    *             $11,785           $36,038               *            $19,376          $31,644
------------------------------------------------------------------------------------------------------------------------------------
New Enterprise Fund                   *             ($7,892)         ($41,161)              *            $28,412         $108,481
------------------------------------------------------------------------------------------------------------------------------------
Future Financial
Services Fund                    ($82,818)        ($126,662)        ($112,067)(3)       $89,640         $129,937         $115,931
------------------------------------------------------------------------------------------------------------------------------------
New Energy & Power
Technology Fund                       *                 *            ($40,885)              *                *            $49,408
------------------------------------------------------------------------------------------------------------------------------------
Healthcare &
Biotechnology Fund                    *                 *            ($46,163)              *                *            $50,345
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equity
Fund                                  *                 *            ($44,613)              *                *            $54,610
------------------------------------------------------------------------------------------------------------------------------------
International Discovery
Fund                                  *                 *                   *               *                *                  *
------------------------------------------------------------------------------------------------------------------------------------
International
Opportunities Fund                    *                 *                   *               *                *                  *
------------------------------------------------------------------------------------------------------------------------------------
Top 20 Value Fund                     *                 *                   *               *                *                  *
------------------------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund            $78,440(1)        $56,995(1)        $62,155(2)        $72,100(1)       $90,186(1)       $86,291(2)
------------------------------------------------------------------------------------------------------------------------------------
Core High Quality Fixed
Income Fund                      ($15,843)         ($60,063)         ($79,729)          $28,164          $58,586         $143,447
------------------------------------------------------------------------------------------------------------------------------------
Ultra Short Duration Fund       ($116,124)         ($51,337)        ($101,548)         $120,747         $114,705         $210,611
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Fund             ($165,234)         ($40,159)         ($53,473)         $215,908         $111,583         $195,790
------------------------------------------------------------------------------------------------------------------------------------

*    Not in operation during the period.

(1) Information presented on advisory fees refers to the Fund's previous investment adviser, Clover Capital Management, Inc.

(2) Of these amounts, Clover Capital was paid (reimbursed) and waived the following amounts from September 30, 2000 to April 30, 2001:

                                            PAID/REIMBURSED            WAIVED
                                            ---------------            ------
         Small Cap Value Fund               $200,440                   $0
         Midcap Value Fund                  $172,365                   $16,302
         Large Cap Value Fund               ($57,319)                  $78,965
         Core Fixed Income Fund             $41,214                    $43,973

(3) Of this amount, the Fund's previous adviser, Penn Capital Management Company reimbursed $37,386 and waived $38,574 for the period between September 30, 2000 and January 15, 2001.

As described in the prospectus, the Top 20, Technology, Global Top 40, New Enterprise, Future Financial Services, New Energy & Power Technology and Healthcare & Biotechnology Funds are subject to base investment advisory fees that may be adjusted if a Fund outperforms or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of these
Funds:

--------------------------------------------------------------------------------------------------------------
                                           REQUIRED EXCESS   BASE ADVISORY  HIGHEST POSSIBLE  LOWEST POSSIBLE
     FUND                BENCHMARK           PERFORMANCE          FEE         ADVISORY FEE      ADVISORY FEE
--------------------------------------------------------------------------------------------------------------
Top 20 Fund            S&P 500 Index          +/- 2.5%           1.10%            1.50%            0.70%
--------------------------------------------------------------------------------------------------------------
                       PSE Technology
Technology Fund        Index                  +/- 2.0%           1.10%            1.50%            0.70%
--------------------------------------------------------------------------------------------------------------
Global Top 40          MSCI World Growth
Fund                   Index                  +/- 2.0%           1.00%            1.30%            0.70%
--------------------------------------------------------------------------------------------------------------
                       Nasdaq Composite
New Enterprise Fund    Index                  +/- 2.5%           1.10%            1.50%            0.70%
--------------------------------------------------------------------------------------------------------------
Future Financial       S&P Financials
Services Fund          Index                  +/- 3.0%           1.00%            1.25%            0.75%
--------------------------------------------------------------------------------------------------------------
New Energy & Power     S&P Energy Index        +/-3.0%           1.00%            1.25%            0.75%
Technology Fund
--------------------------------------------------------------------------------------------------------------
Healthcare &           S&P Healthcare
Biotechnology Fund     Index                   +/-3.0%           1.00%            1.25%            0.75%
--------------------------------------------------------------------------------------------------------------

The performance adjustment works as follows: If the Top 20 Fund, for example, outperforms the S&P 500 Index by more than 2.5%, Turner's advisory fees will increase from 1.10% to 1.50%. If, however, the Fund underperforms its benchmark by 2.5%, Turner's advisory fees would go down to 0.70%. These performance-based fees will only be charged once a Fund has been in operation for at least one year, and will comply with all applicable SEC rules.

THE SUB-ADVISER

Clover Capital Management, Inc. ("Clover Capital"), 11 Tobey Village Office Park, Pittsford, New York 14534, serves as investment sub-adviser to the Turner Large Cap Value Fund, Turner Midcap Value Fund, Turner Small Cap Value Fund and Turner Core Fixed Income Fund. Clover Capital is a professional investment management firm founded in 1984 by Michael Edward Jones, CFA, and Geoffrey Harold Rosenberger, CFA, who are Managing Directors of Clover Capital and who control all of Clover Capital's outstanding voting stock. As of December 31, 2001, Clover Capital had discretionary management authority with respect to approximately $1.6 billion of assets. In addition to providing sub-advisory services to the Funds mentioned above,

Clover Capital provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

Clover Capital manages a portion of each of the four Funds' assets, which allocation is determined by the Trustees upon the recommendation of Turner. Clover Capital makes the investment decisions for the assets of the Fund allocated to it, and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services, Clover Capital is entitled to receive a fee from Turner, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Small Cap Value Fund, 0.395% of the average daily net assets of the Midcap Value Fund, 0.37% of the average daily net assets of the Large Cap Value Fund and 0.225% of the average daily net assets of the Core Fixed Income Fund allocated to it. The Sub-Advisory Agreement for each Fund has similar termination positions as the Advisory Agreement.

THE ADMINISTRATOR

The Trust and Turner Investment Partners, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement") which took effect on October 1, 2001. The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Under the Administration Agreement, Turner may enter into agreements with service providers to provide administration services to the Trust. The Administration Agreement shall remain in effect for a period of two
(2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

After the initial two year period, the continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

The previous administrator, SEI Investments Mutual Fund Services ("SIMFS") is a Delaware business trust that has its principal business offices at Oaks, Pennsylvania 19456. SIMFS serves as the Trust's Sub-Administrator. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SIMFS. SEI Investments and its subsidiaries and affiliates, including SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

For the fiscal years ended September 30, 1999, 2000 and 2001 the Funds paid the following administrative fees (net of waivers):

-----------------------------------------------------------------------------
                                          ADMINISTRATIVE FEES PAID
                              -----------------------------------------------
                                   1999            2000          2001
-----------------------------------------------------------------------------
Midcap Growth Fund                $70,403       $364,969       $527,019
-----------------------------------------------------------------------------
Small Cap Growth Fund            $175,795       $268,171       $204,180
-----------------------------------------------------------------------------
Micro Cap Growth Fund             $68,309        $85,037        $97,852
-----------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                          *            $7,583        $47,125
-----------------------------------------------------------------------------
Large Cap Value Fund              $67,459        $65,000        $65,000
-----------------------------------------------------------------------------
Midcap Value Fund                 $77,230        $65,000        $65,000
-----------------------------------------------------------------------------
Small Cap Value  Fund             $67,459        $65,000        $77,647
-----------------------------------------------------------------------------
Technology Fund                    $6,411        $60,007        $66,915
-----------------------------------------------------------------------------
Top 20 Fund                        $6,411        $79,785        $77,008
-----------------------------------------------------------------------------
Global Top 40 Fund                   *            $6,500        $47,125
-----------------------------------------------------------------------------
New Enterprise Fund                  *            $6,500        $47,125
-----------------------------------------------------------------------------
Future Financial Services
Fund                              $67,440        $65,000        $65,000
-----------------------------------------------------------------------------
New Energy & Power
Technology Fund                      *              *           $17,062
-----------------------------------------------------------------------------
Healthcare & Biotechnology
Fund                                 *              *           $17,062
-----------------------------------------------------------------------------
Tax Managed U.S. Equity Fund         *              *           $17,062
-----------------------------------------------------------------------------
International Discovery Fund         *              *              *
-----------------------------------------------------------------------------
International Opportunities
Fund                                 *              *              *
-----------------------------------------------------------------------------
Top 20 Value Fund                    *              *              *
-----------------------------------------------------------------------------
Core Fixed Income Fund            $67,499        $65,000        $65,000
-----------------------------------------------------------------------------
Core High Quality Fixed
Income Fund                        $6,411        $55,250        $65,000
-----------------------------------------------------------------------------
Ultra Short Duration Fund         $16,902        $65,000        $70,960
-----------------------------------------------------------------------------
Short Duration Fund               $46,462        $65,000        $70,960
-----------------------------------------------------------------------------

*    Not in operation during the period.

DISTRIBUTION AND SHAREHOLDER SERVICES

Turner Investment Distributors, Inc. (formerly, CCM Securities, Inc. (the "Distributor")), and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to the Funds effective October 1, 2001. Turner Investment Distributors, Inc.'s principal place of business is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. The Distributor is a registered broker-dealer subsidiary of Turner Investment Partners, Inc. Formerly, SEI Investments

Distribution Co., a wholly-owned subsidiary of SEI Investments, served as distributor to the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Disciplined Large Cap Growth Fund, Midcap Growth Fund, Top 20 Fund, New Energy & Power Technology Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Large Cap Value Fund, Small Cap Value Fund and the Short Duration Funds have adopted a Distribution and Shareholder Service Plan for Shares (the "Class II Plan") under which firms, including the Distributor, that provide shareholder and distribution services may receive compensation therefore. Under the Class II Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties.

In addition, the Funds may enter into such arrangements directly. Under the Class II Plan, a plan under which the provisions providing for distribution services were adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or
(ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Providers; (iv) responding to inquiries from shareholders concerning their investment in Shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.

For the fiscal year ended September 30, 2001, the Fund paid $1.00 to the Distributor pursuant to the Plan. Of this amount less than $1.00 was made to broker/dealers.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

ROBERT E. TURNER (DOB 11/26/56) - Trustee - Chairman and Chief Investment Officer of Turner since 1990.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) - Trustee - Self-employed. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee - Professor, Loyola Marymount University, since 1984.

STEPHEN J. KNEELEY (DOB 02/09/63) - TID Director, President and
Co-Chief Executive Officer of Turner-Chief Operating Officer of Turner,
1990-2001.

JOHN H. GRADY, JR. (DOB 06/01/61) - Vice President & Secretary - General Counsel and Chief Legal Officer of Turner since February, 2001. TID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (October 1995-January, 2001).

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner, since 1992.

BRIAN M. FERKO (DOB 05/6/71) - Vice President & Assistant Secretary - TID Vice President, Director of Mutual Fund Administration and Operations for the Turner Funds since 1997. Relationship Manager, SEI Investments (1995-1997). Registered Representative for SEI Investments Distribution Co. since 1995.

TODD B. CIPPERMAN (DOB 02/14/66) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1995. Previously, Associate, Dewey Ballantine, 1994-1995. Associate, Winston and Strawn, 1991-1994.

PETER GOLDEN (DOB 6/27/64) - SEI Investments, Oaks PA, 19456 - Director of Funds Accounting of SEI Investments since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co., March 2000 to April 2001; Vice President, Fund and Pension Accounting, June 1997 to March 2000; Administration Officer/Mutual Fund Servicing Brown Brothers Harriman, May 1993 to June 1997.

LYDIA A. GAVALIS (DOB 06/05/64) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

TIMOTHY D. BARTO (DOB 3/28/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary-Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).

TONI C. NEFF (DOB 04/15/68) - Vice President and Assistant Secretary- TID Director, Compliance Officer for Turner since March 2000. Previously, Analyst for the Penn Mutual Life Insurance Co. (October 1999-January 2000). Compliance Officer for Capital Analysts Inc. (February 1999-October 1999). Securities Industry Examiner, NASD Regulation (September 1997-February 1999). Law Clerk at Bealsy, Casey & Erbstein (October 1996-September 1997).

DIANE J. DRAKE (DOB 4/15/68) - Vice President and Assistant Secretary - Deputy Counsel for Turner since October 2001. Previously, Associate, Stradley, Ronon, Stevens & Young, LLP (June 1998 - October 2001). Staff Attorney, Rodney Square Management Corporation (November 1996 - June 1998).

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. The independent Trustees receive an annual retainer of $5,400 payable quarterly. In addition, independent Trustees receive $675 for each regular or special in person board meeting and $350 for any special board meeting held by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2001, there were four regular meetings and one special meeting of the Board of Trustees. The then current Trustees received the following compensation from the Trust:

--------------------------------------------------------------------------------------------------------------
                                     AGGREGATE          PENSION OR       ESTIMATED    TOTAL COMPENSATION FROM
                                 COMPENSATION FROM      RETIREMENT        ANNUAL      TRUST AND FUND COMPLEX
                               TRUST FOR THE FISCAL  BENEFITS ACCRUED    BENEFITS    PAID TO TRUSTEES FOR THE
        NAME OF PERSON,        YEAR ENDED SEPTEMBER   AS PART OF FUND      UPON          FISCAL YEAR ENDED
           POSITION                  30, 2001            EXPENSES       RETIREMENT      SEPTEMBER 30, 2001
--------------------------------------------------------------------------------------------------------------
Robert Turner(1)                        $0                  N/A             N/A        $0 for service on two
                                                                                              Boards
--------------------------------------------------------------------------------------------------------------
Alfred C. Salvato(2)                  $15,500               N/A             N/A       $21,200 for service on
                                                                                            two Boards
--------------------------------------------------------------------------------------------------------------
Janet F. Sansone(2)                   $14,000               N/A             N/A       $14,000 for service on
                                                                                             one Board
--------------------------------------------------------------------------------------------------------------
Richard Hocker(3)                       $0                  N/A             N/A        $0 for service on one
                                                                                               Board
--------------------------------------------------------------------------------------------------------------
Michael Jones(3)                        $0                  N/A             N/A        $0 for service on one
                                                                                               Board
--------------------------------------------------------------------------------------------------------------
John T. Wholihan(2)                   $14,000               N/A             N/A       $14,000 for service on
                                                                                             one Board
--------------------------------------------------------------------------------------------------------------

(1) Mr. Robert Turner, is a Trustee who may be deemed to be an "interested person" of the Trust as the term is defined in the 1940 Act. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of officers and interested persons of the Trust is paid by Turner.

(2)  Member of the Audit Committee.

(3) Mr. Hocker resigned from the Board of Trustees on May 18, 2001. Mr. Jones resigned from the Board of Trustees on August 17, 2001.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 2001 were as follows:

   ---------------------------------------------------------------------------
                  FUND                      CLASS            30-DAY YIELD
   ---------------------------------------------------------------------------
   Midcap Growth Fund                      Class I              0.00%
   ---------------------------------------------------------------------------
   Small Cap Growth Fund                   Class I              0.00%
   ---------------------------------------------------------------------------
   Micro Cap Growth Fund                   Class I              0.00%
   ---------------------------------------------------------------------------
   Disciplined Large Cap Growth Fund       Class I              0.00%
   ---------------------------------------------------------------------------
   Large Cap Value Fund                    Class I              1.47%
   ---------------------------------------------------------------------------

   ---------------------------------------------------------------------------
                  FUND                      CLASS            30-DAY YIELD
   ---------------------------------------------------------------------------
   Midcap Value Fund                       Class I              2.30%
   ---------------------------------------------------------------------------
   Small Cap Value Fund                    Class I              1.16%
   ---------------------------------------------------------------------------
   Top 20 Fund                             Class I              0.00%
   ---------------------------------------------------------------------------
   Technology Fund                         Class I              0.00%
   ---------------------------------------------------------------------------
   Global Top 40 Fund                      Class I              0.00%
   ---------------------------------------------------------------------------
   New Enterprise Fund                     Class I              0.00%
   ---------------------------------------------------------------------------
   Future Financial Services Fund          Class I              0.00%
   ---------------------------------------------------------------------------
   New Energy & Power Technology Fund      Class II             0.00%
   ---------------------------------------------------------------------------
   Healthcare & Biotechnology Fund         Class II             0.00%
   ---------------------------------------------------------------------------
   Tax Managed U.S. Equity Fund            Class II             0.00%
   ---------------------------------------------------------------------------
   International Discovery Fund            Class I                *
   ---------------------------------------------------------------------------
   International Opportunities Fund        Class I                *
   ---------------------------------------------------------------------------
   Top 20 Value Fund                       Class I                *
   ---------------------------------------------------------------------------
   Core Fixed Income Fund                  Class I              4.70%
   ---------------------------------------------------------------------------
   Core High Quality Fixed Income
   Fund                                    Class I              5.39%
   ---------------------------------------------------------------------------
   Ultra Short Duration Fund               Class I              4.45%
   ---------------------------------------------------------------------------
   Ultra Short Duration Fund               Class II             4.11%
   ---------------------------------------------------------------------------
   Short Duration Fund                     Class I              4.81%
   ---------------------------------------------------------------------------
   Short Duration Fund                     Class II             4.56%
   ---------------------------------------------------------------------------

   *Not in operation during this period

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return before taxes will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption. Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption. Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

Based on the foregoing, the average annual total return before taxes for the Funds from inception through September 30, 2001, and for the one and five year periods ended September 30, 2001, were as follows:

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN
                                                   (BEFORE TAXES)
                                      ------------------------------------------
                             CLASS      ONE YEAR   FIVE YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Midcap Growth Fund          Class I     -59.00%%        *            16.75%
--------------------------------------------------------------------------------
Midcap Growth Fund          Class II        *           *             0.64%
--------------------------------------------------------------------------------
Small Cap Growth Fund       Class I      -49.81%      3.86%          15.30%
--------------------------------------------------------------------------------
Micro Cap Growth Fund       Class I      -20.23%        *            45.66%
--------------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                 Class I      -52.09         *           -44.19%**
--------------------------------------------------------------------------------
Large Cap Value Fund        Class I      -15.47         *             4.65%
--------------------------------------------------------------------------------
Midcap Value Fund           Class I       4.50%       8.42%          11.76%
--------------------------------------------------------------------------------
Small Cap Value Fund        Class I      12.15%      15.77%          15.64%
--------------------------------------------------------------------------------
Top 20 Fund                 Class I      -70.40%        *            -8.32%
--------------------------------------------------------------------------------
Technology Fund             Class I      -81.12%        *            -16.75%
--------------------------------------------------------------------------------
Global Top 40 Fund          Class I      -66.38%        *            -60.31%
--------------------------------------------------------------------------------
New Enterprise Fund         Class I      -73.72%        *            -58.91%
--------------------------------------------------------------------------------
Future Financial Services
Fund(1)                     Class I      -20.92%      12.44          13.11%
--------------------------------------------------------------------------------
New Energy & Power
Technology Fund             Class II        *           *           -21.30%**
--------------------------------------------------------------------------------
Healthcare & Biotechnology
Fund                        Class II        *           *            11.50%**
--------------------------------------------------------------------------------
Tax Managed U.S. Equity
Fund                        Class II        *           *           -18.20%**
--------------------------------------------------------------------------------
International Discovery
Fund                        Class I         *           *               *
--------------------------------------------------------------------------------
International
Opportunities Fund          Class I         *           *               *
--------------------------------------------------------------------------------
Top 20 Value Fund           Class I         *           *               *
--------------------------------------------------------------------------------
Core Fixed Income Fund      Class I      11.99%       7.55%           7.55%
--------------------------------------------------------------------------------
Core High Quality Fixed
Income Fund                 Class I      11.87%         *             8.54%
--------------------------------------------------------------------------------
Ultra Short Duration Fund   Class I       7.09%       6.23%           6.25%
--------------------------------------------------------------------------------
Ultra Short Duration Fund   Class II      6.82%         *             5.89%
--------------------------------------------------------------------------------
Short Duration Fund         Class I       9.35%       6.66%           6.45%
--------------------------------------------------------------------------------
Short Duration Fund         Class II      9.10%         *             8.58%
--------------------------------------------------------------------------------

* Not in operation during the period.

** These returns have not been annualized.

(1) Performance shown is for the Titan Financial Services Fund.

Based on the foregoing, the average annual total return after taxes on distributions for the Funds from inception through September 30, 2001, and for the one and five year periods ended September 30, 2001, were as follows:

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                              AFTER TAXES ON DISTRIBUTIONS
                                      ------------------------------------------
                             CLASS     ONE YEAR    FIVE YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Midcap Growth Fund          Class I     -60.41%         *          14.79%
--------------------------------------------------------------------------------
Midcap Growth Fund          Class II       *            *          0.64%**
--------------------------------------------------------------------------------
Small Cap Growth Fund       Class I     -55.11%       0.21%        12.31%
--------------------------------------------------------------------------------
Micro Cap Growth Fund       Class I     -23.99%         *          42.93%
--------------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                 Class I     -52.09          *          -44.19%
--------------------------------------------------------------------------------
Large Cap Value Fund        Class I     -16.55%         *           3.01%
--------------------------------------------------------------------------------
Midcap Value Fund           Class I       4.44%       6.07%         9.63%
--------------------------------------------------------------------------------
Small Cap Value Fund        Class I      10.07%      14.07%        14.09%
--------------------------------------------------------------------------------
Top 20 Fund                 Class I     -72.90%         *          -13.57%
--------------------------------------------------------------------------------
Technology Fund             Class I     -82.68%         *          -20.85%
--------------------------------------------------------------------------------
Global Top 40 Fund          Class I     -66.38%         *         -60.31%**
--------------------------------------------------------------------------------
New Enterprise Fund         Class I     -73.72%         *         -58.91%**
--------------------------------------------------------------------------------
Future Financial Services
Fund(1)                     Class I     -21.46%      11.43%        12.16%
--------------------------------------------------------------------------------
New Energy & Power
Technology Fund             Class II       *            *         -21.30%**
--------------------------------------------------------------------------------
Healthcare & Biotechnology
Fund                        Class II       *            *          11.50%**
--------------------------------------------------------------------------------
Tax Managed U.S. Equity
Fund                        Class II       *            *         -18.20%**
--------------------------------------------------------------------------------
International Discovery
Fund                        Class I        *            *             *
--------------------------------------------------------------------------------
International
Opportunities Fund          Class I        *            *             *
--------------------------------------------------------------------------------
Top 20 Value Fund           Class I        *            *             *
--------------------------------------------------------------------------------
Core Fixed Income Fund      Class I      9.61%        5.03%         4.80%
--------------------------------------------------------------------------------
Core High Quality Fixed
Income Fund                 Class I      7.15%          *           5.57%
--------------------------------------------------------------------------------
Ultra Short Duration Fund   Class I      4.94%        3.86%         3.85%
--------------------------------------------------------------------------------
Ultra Short Duration Fund   Class II     4.78%          *           3.72%
--------------------------------------------------------------------------------
Short Duration Fund         Class I      7.00%        4.15%         3.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                              AFTER TAXES ON DISTRIBUTIONS
                                      ------------------------------------------
                             CLASS     ONE YEAR    FIVE YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Short Duration Fund         Class II     6.86%          *           5.41%
--------------------------------------------------------------------------------

* Not in operation during the period.

** These returns have not been annualized.

(1) Performance shown is for the Titan Financial Services Fund.

Based on the foregoing, the average annual total return after taxes on distributions and redemption for the Funds from inception through September 30, 2001, and for the one and five year periods ended September 30, 2001, were as follows:

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN
                                     AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION
                                     -------------------------------------------
                             CLASS     ONE YEAR    FIVE YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Midcap Growth Fund          Class I     -35.23%         *           13.41%
--------------------------------------------------------------------------------
Midcap Growth Fund          Class II       *            *           0.39%**
--------------------------------------------------------------------------------
Small Cap Growth Fund       Class I     -27.60%       2.81%         12.42%
--------------------------------------------------------------------------------
Micro Cap Growth Fund       Class I     -12.12%         *           37.80%
--------------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                 Class I     -31.72          *           -34.70%
--------------------------------------------------------------------------------
Large Cap Value Fund        Class I     -8.36%          *            3.19%
--------------------------------------------------------------------------------
Midcap Value Fund           Class I      2.74%        6.26%          9.20%
--------------------------------------------------------------------------------
Small Cap Value Fund        Class I      8.86%       12.54%         12.56%
--------------------------------------------------------------------------------
Top 20 Fund                 Class I     -40.65%         *           -5.38%
--------------------------------------------------------------------------------
Technology Fund             Class I     -47.29%         *           -10.44%
--------------------------------------------------------------------------------
Global Top 40 Fund          Class I     -40.43%         *           -47.02%
--------------------------------------------------------------------------------
New Enterprise Fund         Class I      44.90%          *          -45.97%**
--------------------------------------------------------------------------------
Future Financial Services
Fund(1)                     Class I     -12.26%      10.03%         10.65%
--------------------------------------------------------------------------------
New Energy & Power
Technology Fund             Class II       *            *          -12.97%**
--------------------------------------------------------------------------------
Healthcare & Biotechnology
Fund                        Class II       *            *           7.00%**
--------------------------------------------------------------------------------
Tax Managed U.S. Equity
Fund                        Class II       *            *          -11.08%**
--------------------------------------------------------------------------------
International Discovery
Fund                        Class I        *            *              *
--------------------------------------------------------------------------------
International
Opportunities Fund          Class I        *            *              *
--------------------------------------------------------------------------------
Top 20 Value Fund           Class I        *            *              *
--------------------------------------------------------------------------------
Core Fixed Income Fund      Class I      7.22%        4.83%          4.74%
--------------------------------------------------------------------------------
Core High Quality Fixed
Income Fund                 Class I      7.15%          *            5.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN
                                     AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION
                                     -------------------------------------------
                             CLASS     ONE YEAR    FIVE YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Ultra Short Duration Fund   Class I      4.27%        3.79%          3.80%
--------------------------------------------------------------------------------
Ultra Short Duration Fund   Class II     4.11%          *            3.62%
--------------------------------------------------------------------------------
Short Duration Fund         Class I      5.63%        4.07%          3.91%
--------------------------------------------------------------------------------
Short Duration Fund         Class II     5.48%          *            5.25%
--------------------------------------------------------------------------------

*    Not in operation during the period.

**   These returns have not been annualized.

(1) Performance shown is for the Titan Financial Services Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the days on which each Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds' net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customer holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, Clover Capital, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Funds of the Trust participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf.

As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Trust's annual report contains additional performance information and will be made available to investors upon request and without charge.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued under the direction of the Administrator. The Administrator or its delegates may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees.

If market prices are unavailable or believed to be unreliable, the Sub-Administrator will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees.

Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when Turner might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

For corporate investors in a Fund, dividend distributions the Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

Funds may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares ("In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Funds acquire securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses. Neither Turner nor Clover Capital can predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with investment advisory duties, Turner and Clover Capital will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Funds.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

PORTFOLIO TRANSACTIONS

Turner and Clover Capital are authorized to select brokers and dealers to effect securities transactions for the Funds. Each will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While Turner and Clover Capital generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Turner and Clover Capital seek to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

Turner and Clover Capital may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to Turner and Clover Capital. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Turner and Clover Capital will be in addition to and not in lieu of the services required to be performed by Turner or Clover Capital under the Advisory Agreement or Sub-Advisory Agreement. If, in the judgment of Turner or Clover Capital, a Fund or other accounts managed by Turner or Clover Capital will be benefited by supplemental research services, Turner and Clover Capital are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of

Turner and Clover Capital will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner or Clover Capital will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares made through broker-dealers. However, Turner may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

For the fiscal years ended September 30, 1999, 2000 and 2001 the Funds' portfolio turnover rates were as follows:

--------------------------------------------------------------------------------
                                             PORTFOLIO TURNOVER RATE
                                 -----------------------------------------------
                                       1999           2000            2001
--------------------------------------------------------------------------------
Midcap Growth Fund - Class I         290.79%        306.97%         335.57%
Shares
--------------------------------------------------------------------------------
Midcap Growth Fund - Class II
Shares                                  *              *            335.57%
--------------------------------------------------------------------------------
Small Cap Growth Fund                223.61%        203.01%         176.11%
--------------------------------------------------------------------------------
Micro Cap Growth Fund                239.32%        179.08%         121.96%
--------------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                             *           128.14%         376.49%
--------------------------------------------------------------------------------
Large Cap Value Fund                  92.26%        153.58%         121.20%
--------------------------------------------------------------------------------
Midcap Value Fund                     98.85%         90.15%         128.18%
--------------------------------------------------------------------------------
Small Cap Value Fund                  79.93%         85.80%         120.40%
--------------------------------------------------------------------------------
Top 20 Fund                          369.11%       1590.94%        1117.77%
--------------------------------------------------------------------------------
Technology Fund                      317.32%       1340.92%         727.24%
--------------------------------------------------------------------------------
Global Top 40 Fund                      *           285.98%        1050.93%
--------------------------------------------------------------------------------
New Enterprise Fund                     *            83.02%         758.98%
--------------------------------------------------------------------------------
Future Financial Services Fund       114.10%         49.67%         327.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             PORTFOLIO TURNOVER RATE
                                 -----------------------------------------------
                                       1999           2000            2001
--------------------------------------------------------------------------------
New Energy & Power Technology
Fund                                    *              *            543.90%
--------------------------------------------------------------------------------
Healthcare & Biotechnology Fund         *              *             95.24%
--------------------------------------------------------------------------------
Tax-Managed U.S. Equity Fund            *              *             91.38%
--------------------------------------------------------------------------------
International Discovery Fund            *              *               *
--------------------------------------------------------------------------------
International Opportunities Fund        *              *               *
--------------------------------------------------------------------------------
Top 20 Value Fund                       *              *               *
--------------------------------------------------------------------------------
Core Fixed Income Fund                28.47%         42.40%          34.05%
--------------------------------------------------------------------------------
Core High Quality Fixed Income
Fund                                  39.70%        140.02%         203.83%
--------------------------------------------------------------------------------
Ultra Short Duration Fund -
Class I Shares                       154.33%        140.55%         118.53%
--------------------------------------------------------------------------------
Ultra Short Duration Fund -
Class II Shares                      154.33%        140.55%         118.53%
--------------------------------------------------------------------------------
Short Duration Fund -
  Class I Shares                     257.98%        136.01%         103.92%
--------------------------------------------------------------------------------
Short Duration Fund -                257.98%        136.01%         103.92%
  Class II Shares
--------------------------------------------------------------------------------

* Not in operation during the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

The brokerage commissions paid by each Fund for the fiscal years ended September 30, 1999, 2000 and 2001 were as follows:

--------------------------------------------------------------------------------
                                       TOTAL DOLLAR AMOUNT OF BROKERAGE
                                                COMMISSIONS PAID
                                 -----------------------------------------------
                                       1999           2000            2001
--------------------------------------------------------------------------------
Midcap Growth Fund                   $352,280     $1,619,820     $4,362,187
--------------------------------------------------------------------------------
Small Cap Growth Fund                $546,802      $758,336      $1,037,063
--------------------------------------------------------------------------------
Micro Cap Growth Fund                 $36,683      $251,590       $309,680
--------------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                              *           $7,191       $286,323
--------------------------------------------------------------------------------
Large Cap Value Fund                  $6,173        $16,901        $21,197
--------------------------------------------------------------------------------
Midcap Value Fund                    $366,744      $229,597       $273,262
--------------------------------------------------------------------------------
Small Cap Value Fund                  $59,725      $145,225       $864,446
--------------------------------------------------------------------------------
Top 20 Fund                           $57,574     $2,157,028     $1,509,787
--------------------------------------------------------------------------------
Technology Fund                       $13,527      $463,984       $355,739
--------------------------------------------------------------------------------
Global Top 40 Fund                       *          $44,000       $127,476
--------------------------------------------------------------------------------
New Enterprise Fund                      *          $3,870         $28,865
--------------------------------------------------------------------------------
Future Financial Services Fund        $1,784         $719          $2,441
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       TOTAL DOLLAR AMOUNT OF BROKERAGE
                                                COMMISSIONS PAID
                                 -----------------------------------------------
                                       1999           2000            2001
--------------------------------------------------------------------------------
New Energy & Power Technology
Fund                                     *             *           $24,372
--------------------------------------------------------------------------------
Healthcare & Biotechnology Fund          *             *           $2,245
--------------------------------------------------------------------------------
Tax-Managed U.S. Equity Fund             *             *           $12,840
--------------------------------------------------------------------------------
International Discovery Fund             *             *              *
--------------------------------------------------------------------------------
International Opportunities Fund         *             *              *
--------------------------------------------------------------------------------
Top 20 Value Fund                        *             *              *
--------------------------------------------------------------------------------
Core Fixed Income Fund                 $838          $600            $0
--------------------------------------------------------------------------------
Core High Quality Fixed Income
Fund                                    $64           $0             $0
--------------------------------------------------------------------------------
Ultra Short Duration Fund               $69           $0             $0
--------------------------------------------------------------------------------
Short Duration Fund                    $141           $0             $0
--------------------------------------------------------------------------------

*Not in operation during the period.

Amounts designated as $-- are either $0 or have been rounded to $0

The total amount of securities of Broker/Dealers held by each Fund for the fiscal year ended September 30, 2001 were as follows:

------------------------------------------------------------------------------------------------------------
                                                                TOTAL AMOUNT OF
                                                              SECURITIES HELD BY
            FUND                   NAME OF BROKER/DEALER              FUND               TYPE OF SECURITY
------------------------------------------------------------------------------------------------------------
Midcap Growth Fund                      Bear Stearns               $5,345,569       Equity
------------------------------------------------------------------------------------------------------------
                                          Instinet                 $4,620,782       Equity
------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund           Investment Technology Group        $3,843,237       Equity
------------------------------------------------------------------------------------------------------------
Micro Cap Growth Fund                 JP Morgan Chase             $14,103,332       Debt
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap
Growth Fund                      Morgan Stanley Dean Witter        $1,711,357       Debt
------------------------------------------------------------------------------------------------------------
                                       Goldman Sachs                $794,126        Equity
------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                    Bear Stearns                $65,013         Equity
------------------------------------------------------------------------------------------------------------
                                 Morgan Stanley Dean Witter         $332,362        Debt
------------------------------------------------------------------------------------------------------------
Midcap Value Fund                Morgan Stanley Dean Witter        $2,695,203       Debt
------------------------------------------------------------------------------------------------------------
Small Cap Value Fund             Morgan Stanley Dean Witter        $5,148,408       Debt
------------------------------------------------------------------------------------------------------------
Technology Fund                             none                      none          none
------------------------------------------------------------------------------------------------------------
Top 20 Fund                            Goldman Sachs               $2,552,903       Equity
------------------------------------------------------------------------------------------------------------
                                      JP Morgan Chase              $1,364,324       Debt
------------------------------------------------------------------------------------------------------------
Global Top 40 Fund                     Goldman Sachs                $84,907         Equity
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                TOTAL AMOUNT OF
                                                              SECURITIES HELD BY
            FUND                   NAME OF BROKER/DEALER              FUND               TYPE OF SECURITY
------------------------------------------------------------------------------------------------------------
                                 Morgan Stanley Dean Witter         $119,592        Debt
------------------------------------------------------------------------------------------------------------
New Enterprise Fund              Morgan Stanley Dean Witter         $192,674        Debt
------------------------------------------------------------------------------------------------------------
Future Financial Services Fund         Goldman Sachs                $19,265         Equity
------------------------------------------------------------------------------------------------------------
                                          Instinct                   $6,461         Equity
------------------------------------------------------------------------------------------------------------
                                      Lehman Brothers               $17,055         Equity
------------------------------------------------------------------------------------------------------------
                                       Merrill Lynch                $14,210         Equity
------------------------------------------------------------------------------------------------------------
                                 Morgan Stanley Dean Witter         $12,978         Equity
------------------------------------------------------------------------------------------------------------
New Energy & Power Technology
Fund                             Morgan Stanley Dean Witter          $7,664         Debt
------------------------------------------------------------------------------------------------------------
Healthcare & Biotechnology       Morgan Stanley Dean Witter         $15,747         Debt
------------------------------------------------------------------------------------------------------------
Tax Managed U.S. Equity Fund          JP Morgan Chase               $63,178         Debt
------------------------------------------------------------------------------------------------------------
                                       Goldman Sachs                $107,739        Equity
------------------------------------------------------------------------------------------------------------
                                      Lehman Brothers               $99,488         Equity
------------------------------------------------------------------------------------------------------------
                                 Morgan Stanley Dean Witter         $63,963         Equity
------------------------------------------------------------------------------------------------------------
                                 Morgan Stanley Dean Witter         $224,843        Debt
------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund           Morgan Stanley Dean Witter        $1,299,245       Debt
------------------------------------------------------------------------------------------------------------
Core High Quality Fixed Income
Fund                             Morgan Stanley Dean Witter         $475,420        Debt
------------------------------------------------------------------------------------------------------------
Ultra Short Duration Fixed
Income Portfolio                      JP Morgan Chase             $15,490,272       Debt
------------------------------------------------------------------------------------------------------------
Short Duration Fixed Income                 none                      none          none
Portfolio
------------------------------------------------------------------------------------------------------------

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Upon liquidation, shares are entitled to a PRO RATA share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class II Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the

Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 8, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

---------------------------------------------------------------------------------------------------------------
                                              NAME AND ADDRESS                                  PERCENTAGE OF
             FUND                           OF BENEFICIAL OWNER              NUMBER OF SHARES   FUND'S SHARES
---------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -      Charles Schwab & Co., Inc.                    15,226,679.3670     44.38%
Class I Shares                   Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -      Peter J. Moran II & Joan L. Moran                    407.9710     75.70%
Class II Shares                  JTWROS
                                 180 Country Ln
                                 Phoenixville PA 19460-1703
---------------------------------------------------------------------------------------------------------------
                                 Paul F. Prestia                                      126.1350     23.40%
                                 100 Continental Dr. P.O. Box 184
                                 Valley Forge, PA 19481
---------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund     Charles Schwab & Co., Inc.                     7,080,632.9560     50.24%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 Southern California Edison Stock Savings         956,247.0500      6.79%
                                 Plan by State Street Bank
                                 401(k) Plan
                                 P.O. Box 1992
                                 Boston, MA 02105-1992
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      NAME AND ADDRESS                                          PERCENTAGE OF
             FUND                   OF BENEFICIAL OWNER                      NUMBER OF SHARES   FUND'S SHARES
---------------------------------------------------------------------------------------------------------------
                                 First Union National Bank                        776,346.8740      5.51%
                                 Cash/Reinvest Account
                                 9999999971 NC-1151
                                 1525 West Wt Harris Blvd
                                 Charlotte, NC 28262-8522
---------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund     Charles Schwab & Co., Inc.                     3,232,445.4820     59.07%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap     Connecticut General Life Insurance Co.         8,807,497.1320     80.32%
Growth Fund                      Attn Hector Flores H19B
                                 280 Trumball Street
                                 Hartford, CT 06103-3509
---------------------------------------------------------------------------------------------------------------
                                 H.E.R.E Local #54 Pension Plan                   813,483.6290      7.42%
                                 408 Layfette Bldf Fifth & Chestnut
                                 c/o William J. Kirkwood
                                 Philadelphia, PA 19106
---------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund      Charles Schwab & Co., Inc.                     9,358,625.8840     42.14%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 National Financial Services Corp for the       4,050,377.4470     18.24%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
---------------------------------------------------------------------------------------------------------------
                                 National Investor Services Corp for the        1,144,411.3660      5.15%
                                 Exclusive Benefit of Our Customers
                                 55 Water Street Fl. 32
                                 New York, NY 10041-3299
---------------------------------------------------------------------------------------------------------------
Turner Midcap Value Fund         National Financial Services Corp for the         225,705.8740      6.76%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
---------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund      National Financial Services Corp for the          40,947.8530      7.67%
                                 Exclusive benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      NAME AND ADDRESS                                          PERCENTAGE OF
             FUND                   OF BENEFICIAL OWNER                      NUMBER OF SHARES   FUND'S SHARES
---------------------------------------------------------------------------------------------------------------
                                 Clover Capital Management, Inc.                   36,316.7290      6.80%
                                 Employee 401K Savings & Deferred Profit
                                 Sharing Plan
                                 11 Tobey Village Office Park
                                 Pittsford, NY 14534-1755
---------------------------------------------------------------------------------------------------------------
                                 SEI Trust Company Cust                            50,086.2380      9.38%
                                 IRA R/O Bette S. Breen
                                 31 Lombardy Center
                                 Rochester, NY 14612-2880
---------------------------------------------------------------------------------------------------------------
                                 Thelma Schreiber                                  30,486.9450      5.71%
                                 c/o B. Barry Kaplan
                                 Davie Kaplan Chapman & Braverman
                                 1000 First Federal Plaza
                                 Rochester, NY 14614-1916
---------------------------------------------------------------------------------------------------------------
                                 SEI Trust Company                                 45,820.9030      8.58%
                                 c/o M&T Investment Group
                                 Attn Mutual Fund Administration
                                 1 Freedom Valley Drive
                                 Oaks, PA 19456
---------------------------------------------------------------------------------------------------------------
                                 SEI Trust Company Cust                            75,628.6690     14.17%
                                 IRA R/O Frank M. Stotz
                                 707 Mendon Rd.
                                 Pittsford, NY 14534-9784
---------------------------------------------------------------------------------------------------------------
Turner Top 20 Fund               Charles Schwab & Co., Inc.                     2,840,885.5250     27.60%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 Security Trust Company Cust                      694,061.1220      6.74%
                                 FBO Sheet Metal Workers Annuity Fund of
                                 Local Union #19
                                 2390 E. Camelback Road, Ste. 240
                                 Phoenix, AZ 85016-3434
---------------------------------------------------------------------------------------------------------------
                                 FIIOC Inc. Agent                               1,271,865.3950     12.35%
                                 For Certain Employee Benefit Plans
                                 100 Magellan Way #KWIC
                                 Covington KY 41015-1987
---------------------------------------------------------------------------------------------------------------
                                 First Union National Bank                        904,765.6430      8.79%
                                 FBO IBEW98 PE TIP Fund
                                 A/C #1541000707
                                 1525 West WT Harris Blvd CMG - 1151
                                 Charlotte, NC 28262-8522
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      NAME AND ADDRESS                                          PERCENTAGE OF
             FUND                   OF BENEFICIAL OWNER                      NUMBER OF SHARES   FUND'S SHARES
---------------------------------------------------------------------------------------------------------------
Turner Technology Fund           Charles Schwab & Co., Inc.                     2,025,560.7020     41.39%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
Turner Global Top 40 Fund        Charles Schwab & Co., Inc.                       122,296.3830     12.36%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 Mark D. Turner                                   530,066.5060     53.57%
                                 1235 Westlakes Drive Ste. 350
                                 Berwyn, PA 80209
---------------------------------------------------------------------------------------------------------------
Turner New                       Charles Schwab & Co., Inc.                       903,342.2440     46.55%
Enterprise Fund                  Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
Turner Future Financial          Gilbert R. Giordano Estate                        71,602.2430      5.68%
Services Fund                    c/o Manning & Murray
                                 6045 Wilson Blvd Suite 300
                                 Arlington, VA 22205-1546
---------------------------------------------------------------------------------------------------------------
                                 Mervin H. Zimmerman                              170,387.2490     13.51%
                                 6001 Neilwood Dr
                                 Rockville, MD 20852-3703
---------------------------------------------------------------------------------------------------------------
                                 Charles Schwab & Co., Inc.                       223,352.1530     17.71%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 SEI Trust Company Cust                            71,450.7690      5.66%
                                 IRA A/C Donna M. Giordano
                                 1109 Vail Valley Dr.
                                 Vail, CO 81657-5141
---------------------------------------------------------------------------------------------------------------
Turner New Energy & Power        Charles Schwab & Co., Inc.                        11,557.5050      7.19%
Technology Fund                  Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 National Investors Services Corp                   9,901.0090      6.16%
                                 FBBO Our Customers
                                 55 Water Street Fl 32
                                 New York, NY 10041-3299
---------------------------------------------------------------------------------------------------------------
                                 National Financial Services Corp for the          29,877.5960     18.59%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      NAME AND ADDRESS                                          PERCENTAGE OF
             FUND                   OF BENEFICIAL OWNER                      NUMBER OF SHARES   FUND'S SHARES
---------------------------------------------------------------------------------------------------------------
                                 SEI Trust Company Cust                            16,251.3540     10.11%
                                 IRA A/C Ronald L. Gault
                                 439 W. Nelson St
                                 Lexington, VA 24450-1704
---------------------------------------------------------------------------------------------------------------
Turner Healthcare &              Charles Schwab & Co., Inc.                       313,766.3600     60.37%
Biotechnology Fund               Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 Carolyn Turner Tr                                 39,156.0810      7.53%
                                 U/A Robert E. Turner Jr. Trust
                                 9 Horseshoe Lane
                                 Paoli PA 19301-1909
---------------------------------------------------------------------------------------------------------------
Turner Tax Managed U.S. Equity   Charles Schwab & Co., Inc.                       708,924.1980     98.01%
Fund                             Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
Turner Core Fixed Income Fund    Reho & Co.                                       357,888.0600     10.27%
                                 c/co M&T Trust Co.
                                 P.O. Box 1377
                                 Buffalo, NY 14240-1377
---------------------------------------------------------------------------------------------------------------
                                 Charles Schwab & Co., Inc.                     1,076,665.9320     30.89%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver, CO 80209
---------------------------------------------------------------------------------------------------------------
                                 National Financial Services Corp for the         301,028.8270      8.64%
                                 Exclusive Benefit of our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
---------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration      Charles Schwab & Co.                          10,176,646.7590     87.91%
Fixed Income Fund - Class I      101 Montgomery St
                                 San Francisco, CA
                                 94104-4122
---------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration      Merrill Lynch Pierce Fenner & Smith Inc.          31,138.6320     11.60%
Fixed Income Fund - Class II     For the Sole Benefit of its Customers
                                 Attn: Service Team
                                 4800 Deer Lake Dr. E. Fl. 3
                                 Jacksonville, FL 32246-6486
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      NAME AND ADDRESS                                          PERCENTAGE OF
             FUND                   OF BENEFICIAL OWNER                      NUMBER OF SHARES   FUND'S SHARES
---------------------------------------------------------------------------------------------------------------
                                 Southwest Clearing Corp (FBO)                     31,640.6250     11.79%
                                 Roberts Financial LLC
                                 5500 Wayzata Blvd Suite 600
                                 Minneapolis, MN 55416-1263
---------------------------------------------------------------------------------------------------------------
                                 Donaldson, Lufkin, Jenrette Securites             19,569.4720      7.29%
                                 Corporation Inc.
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052
---------------------------------------------------------------------------------------------------------------
                                 Donaldson, Lufkin, Jenrette Securites             27,935.8300     10.41%
                                 Corporation Inc.
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052
---------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed      Turner Investment Partners                       946,426.6050     10.65%
Income Fund - Class I            FBO Teamsters Local #837
                                 Attn Bob Gunning
                                 12275 Townsend Rd
                                 Philadelphia, PA 19154-1204
---------------------------------------------------------------------------------------------------------------
                                 Security Trust Company Cust                    2,249,905.0460     25.32%
                                 Sheel Metal Workers Annuity Local # 19
                                 2390 E. Camelback Rd. Ste. 240
                                 Phoenix, AZ 85016-3434
---------------------------------------------------------------------------------------------------------------
                                 Bryn Mawr                                        965,447.5280     10.87%
                                 Attn Jerry Berenson
                                 101 N. Merion Ave
                                 Bryn Mawr, PA 19010-2899
---------------------------------------------------------------------------------------------------------------
                                 Charles Schwab & Co.                           4,063,020.6750     45.72%
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122
---------------------------------------------------------------------------------------------------------------
                                 NFSC FBBO # 379-503916                           150,844.6960     17.17%
                                 Curt Brambled, Brent Hale
                                 K. Montague/D Hales/ Jensen TTS
                                 U/A/ 12/15/93
                                 P.O. Box 30810
                                 Salt Lake City, UT 84130-0810
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      NAME AND ADDRESS                                          PERCENTAGE OF
             FUND                   OF BENEFICIAL OWNER                      NUMBER OF SHARES   FUND'S SHARES
---------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed      NFSC FBBO # 379-503940                           153,587.6100     17.49%
Income Fund - Class II           Curt Brambled, Brent Hale
                                 K. Montague/D Hales/ Jensen TTS
                                 U/A/ 12/15/93
                                 P.O. Box 30810
                                 Salt Lake City, UT 84130-0810
---------------------------------------------------------------------------------------------------------------
                                 NFSC FBBO #379-527793                             53,417.1260      6.08%
                                 BW Bastian Foundation
                                 Bruce Bastian/Brent Erkelens
                                 U/A 02/19/1999
                                 51 W. Center St. #765
                                 Orem UT 84057-4605
---------------------------------------------------------------------------------------------------------------
                                 NFSC FBBO #379-536172                             59,245.5540      6.75%
                                 UTA/ATU
                                 D. Smart, S. Booths
                                 P.O. Box 30810
                                 Salt Lake City, UT 84130-0810
---------------------------------------------------------------------------------------------------------------
                                 Saxon & Co.                                      141,130.5620     21.40%
                                 FBO 20-35-002-3401861
                                 Philadelphia, PA 19182-0001
---------------------------------------------------------------------------------------------------------------
Turner Core High Quality Fixed   H.E.R.E. Local #54 Pension Plan                  485,480.9480     73.62%
Income Fund                      408 Layfette Bldg Fifth & Chestnut
                                 c/o William J. Kirkwood
                                 Philadelphia, PA 19106
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

CUSTODIAN

First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT AUDITORS

The Trust's independent auditors, Ernst & Young LLP, audit the Trust's annual financial statements and review the Trust's tax returns. Ernst & Young, LLP is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, and serves as independent auditors to the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania, 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust's Financial Statements for the fiscal year ended September 30, 2001, including the Report of Independent Auditors, are included in the Trust's most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Annual Report may be obtained free of charge by calling the Trust at 1-800-224-6312 or by writing to Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805. You may also obtain the Annual or Semi-Annual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website http://www.sec.gov.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 +, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

                                  TURNER FUNDS

                   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
                          PENN CAPITAL VALUE PLUS FUND

                               INVESTMENT ADVISER:
                      PENN CAPITAL MANAGEMENT COMPANY, INC.

This Statement of Additional Information is not a prospectus and relates only to the Penn Capital Strategic High Yield Bond Fund (the "Strategic High Yield Fund"), and Penn Capital Value Plus Fund (the "Value Plus Fund") (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Turner Funds (the "Trust"), and should be read in conjunction with the Funds' Prospectuses dated January 31, 2002. The Prospectus may be obtained without charge by calling 1-800-224-6312.

                                TABLE OF CONTENTS

THE TRUST....................................................................S-2

INVESTMENT OBJECTIVES........................................................S-2

INVESTMENT POLICIES..........................................................S-3

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS........................S-5

INVESTMENT LIMITATIONS......................................................S-20

THE ADVISER.................................................................S-22

THE ADMINISTRATOR...........................................................S-24

DISTRIBUTION AND SHAREHOLDER SERVICING......................................S-25

TRUSTEES AND OFFICERS OF THE TRUST..........................................S-26

COMPUTATION OF YIELD AND TOTAL RETURN.......................................S-28

PURCHASE AND REDEMPTION OF SHARES...........................................S-29

DETERMINATION OF NET ASSET VALUE............................................S-30

TAXES ......................................................................S-30

PORTFOLIO TRANSACTIONS......................................................S-33

DESCRIPTION OF SHARES.......................................................S-36

SHAREHOLDER LIABILITY.......................................................S-36

LIMITATION OF TRUSTEES' LIABILITY...........................................S-37

5% SHAREHOLDERS.............................................................S-37

CUSTODIAN...................................................................S-38

EXPERTS ....................................................................S-38

LEGAL COUNSEL...............................................................S-38

FINANCIAL INFORMATION.......................................................S-38

APPENDIX DESCRIPTION OF CORPORATE BOND RATINGS...............................A-1

THE TRUST

This Statement of Additional Information relates only to the Penn Capital Strategic High Yield Bond Fund (the "Strategic High Yield Fund") and Penn Capital Value Plus Fund (the "Value Plus Fund") (each a "Fund" and, together, the "Funds"). Each Fund is a separate, diversified series of the Turner Funds (formerly, TIP Funds) (the "Trust"), an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 26, 1996, and amended on February 21, 1997. On January 25, 1999, the High Yield Bond Fund acquired all of the assets and liabilities of the Alpha Select Penn Capital High Yield Bond Fund. Historical information presented for that Fund relates to the Alpha Select Fund. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares in the Strategic High Yield Bond Fund through two separate classes, Class I and Class II, which provide for variations in distribution costs, transfer agent fees, voting rights and dividends. All other Funds in the Trust offer only Class I Shares. Except for the differences between the Class I Shares and Class II Shares pertaining to distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. See "Description of Shares." The Trust also offers shares of the Turner Select Growth Equity Fund,Turner Midcap Growth Fund, Turner Small Cap Growth Fund, Turner Micro Cap Growth Fund, Turner Large Cap Value Fund, Turner Midcap Value Fund, Turner Small Cap Value Fund, Turner Technology Fund, Turner Top 20 Fund, Turner Global Top 40 Fund, Turner New Enterprise Fund, Turner Future Financial Services Fund, Turner Turner International Discovery Fund, Turner International Opportunities Fund, Turner Top 20 Value Fund, Turner New Energy & Power Technology Fund, Turner Healthcare & Biotechnology Fund, Turner Tax Managed U.S. Equity Fund, Turner Core Fixed Income Fund, Turner Core High Quality Fixed Income Fund, Turner Ultra Short Duration Fixed Income Fund, and Turner Short Duration Fixed Income Fund. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

INVESTMENT OBJECTIVES

PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND -- The Strategic High Yield Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation.

PENN CAPITAL VALUE PLUS FUND -- The Value Plus Fund seeks to achieve capital appreciation and above average income with less risk than the average risk of the S&P 500 Index.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

The Strategic High Yield Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of high yield securities (otherwise known as "junk bonds"). Securities and other financial instruments of issuers that may or may not be paying interest on a current basis and that are currently experiencing financial difficulties including, potentially, companies which are undergoing or are likely to undergo financial restructuring or liquidation, both under and outside of Federal Bankruptcy Code proceedings, are also included in the high yield universe and may be acquired by the Fund. The Fund invests primarily in publicly traded securities, and, to a lesser extent, privately placed restricted securities and other financial instruments for which there is a more limited trading market.

Penn Capital believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to many issuers of such securities, the complexity and difficulty of evaluation of such securities, and the limited liquidity, at times, of such securities. Penn Capital intends to exploit these inefficiencies using its knowledge and experience in the high yield market. Penn Capital seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The Fund will invest primarily in securities rated BB+ or Ba1 or lower by S&P and/or Moody's, and may invest in non-rated securities and in securities rated in the lowest rating category established by S&P and/or Moody's. Securities in the lowest ratings categories may be in default. See Appendix A for a discussion of these ratings. Any remaining assets may be invested in equity securities and investment grade fixed income securities. In addition, the Fund may engage in short sales against the box.

PENN CAPITAL VALUE PLUS FUND

The Value Plus Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of equity securities that may or may not pay dividends but whose main contribution to total return is intended from capital appreciation. The "value" equity securities the Fund will purchase will tend to have a low price to earnings ratio relative to the securities' market prices. The Fund will invest any remaining assets in fixed income securities, cash and money market instruments, and may invest up to 35% of its assets in high yield securities.

The Fund seeks to provide, through a combination of income and capital appreciation, a total return consistent with a reasonable level of risk by investing in value equity securities and in fixed income obligations, including high yield securities. The Fund strives to secure a current yield appreciably higher than the average dividend yield of the companies comprising the S&P 500 Index. Typically, portfolios with high current income also exhibit less volatility and superior returns in down markets. The Fund actively seeks opportunity and value in all parts of a company's capital structure, including common and preferred stocks, as well as investment grade and high yield corporate and convertible bonds. Typically, one-third of the Fund's assets will be invested in large cap value equity securities (I.E., securities of issuers with market capitalizations of over $1 billion), one third in small cap value equity securities (I.E., securities of issuers with market capitalizations of less than $1 billion) and one third in bonds (primarily high yield securities) in order to generate interest income. The Fund's exposure to junk bonds will not exceed 35% of its total assets.

The Fund will invest primarily in publicly-traded securities, yet will maintain the right to purchase private securities for which there is a more limited trading market. The Fund generally seeks diversity both in terms of industries and issuers, but may invest relatively high proportions of its assets in a single industry or issuer. The Fund will also from time to time invest in the securities of companies engaged in an initial public offering.

The fixed income investments of the Fund consist primarily, but not exclusively, of cash paying, high yield corporate bonds. The Fund may invest in non-rated securities or in securities rated in the lowest ratings categories established by S&P and/or Moody's. See Appendix A for a discussion of the these ratings.

The Fund may participate in a securities lending program, which entails a risk of loss should a borrower fail financially. The Fund may purchase Rule 144A securities. The Fund may invest in certain instruments such as certain types of mortgage securities and when-issued securities, and may, to a limited extent, borrow money and utilize leveraging techniques. These investments and techniques, along with certain transactions involving futures, options, forwards and swaps, require the Fund to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments or techniques. As asset segregation reaches certain levels, the Fund may lose flexibility in managing its investments properly, responding to shareholder redemption request, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

The Fund may also invest in federal, state and municipal government obligations, investment grade corporate bonds, foreign securities, including emerging market securities, zero coupon, pay-in-kind and deferred payment bonds, variable and floating rate securities, money market instruments, shares of other investment companies and cash equivalents, and may invest up to 20% of its assets in American Depository Receipts.

Investments in floating rate securities (floaters), inverse floating rate securities (inverse floaters) and mortgage-backed securities (mortgage securities), including principal-only and interest-only stripped mortgage-backed securities (SMBs), may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets).

The Fund may, although it has no present intention to do so, invest a portion of its assets in derivatives, including futures, options, forwards and swaps. Futures contracts, options, options on futures contracts, forwards and swaps entail certain costs and risks, including imperfect correlation between the value of the securities held by the Fund and the value of the particular derivative instrument, and the risk that the Fund could not close out a futures or options position when it would be most advantageous to do so.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Funds:

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In addition, the Strategic High Yield Fund may borrow to leverage its portfolio. Such borrowings may take the form of a margin account or a conventional bank borrowing in connection with securities purchases or interest rate arbitrage transactions. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME SECURITIES

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Penn Capital will review the situation and take appropriate action.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made. Generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account with its Custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES

Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Strategic High Yield Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

LEVERAGING

Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield of the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the Securities and Exchange Commission (the "SEC") staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Funds' Custodian does impose a practical limit on the leverage created by such transactions.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Strategic High Yield Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower) so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by Penn Capital based on criteria approved by the Board of Trustees.

LOWER-RATED SECURITIES

Lower-rated securities are lower-rated bonds commonly referred to as "junk bonds" or high-yield securities. These securities are rated lower than Baa3 by Moody's and/or lower than BBB- by S&P. The Funds may invest in securities rated in the lowest ratings categories established by Moody's or by S&P. These ratings indicate that the obligations are speculative and may be in default. In addition, the Funds may invest in unrated securities of comparable quality subject to the restrictions stated in the Funds' Prospectus.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES

The descriptions below are intended to supplement the discussion in the Prospectus.

GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET

The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES

Lower-rated bonds are somewhat sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Funds may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield bonds and the Funds' net asset values.

PAYMENT EXPECTATIONS

High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Funds would have to replace the securities with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Funds' assets. If the Funds experience significant unexpected net redemptions, this may force them to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Funds' rates of return.

LIQUIDITY AND VALUATION

There may be little trading in the secondary market for particular bonds, which may adversely affect the Funds' ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

TAXES

The Funds may purchase debt securities (such as zero-coupon, pay-in-kind or other types of securities) that contain original issue discounts. Original issue discount that accrues in a taxable year is treated as earned by each Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code") even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Funds in a taxable year may not be represented by cash income, the Funds may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii)

U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MORTGAGE- AND ASSET-BACKED SECURITIES

The Funds may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the top two categories by S&P or Moody's. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs typically are issued with a number of classes or series which have different maturities and which are retired using cash flow from underlying collateral according to a specified plan.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by Government National Mortgage Association (GNMA) certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage-backed securities, the Funds may invest in securities secured by asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of card holders.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from Penn Capital's investment strategy or from prevailing market conditions. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Funds may purchase obligations of supranational agencies. Currently, the Funds only intend to invest in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

OPTIONS

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing yield and as a means of providing limited protection against decreases in market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on securities or indices must be covered. When a Fund writes an option on an index or a security, it will establish a segregated account containing cash or liquid securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REITS

The Funds may invest in real estate investment trusts ("REITs"), which pool investors' funds for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. Shareholders of the Funds should realize that by investing in REITs indirectly through the Funds, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify to pass-through income to shareholders and unitholders under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act").

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Penn Capital monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Fund's Custodian or its agent must take actual or constructive possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Board of Trustees.

SECURITIES LENDING

In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least

100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS

The Funds may invest in securities of foreign issuers. In addition, the Funds may invest in American Depositary Receipts. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Furthermore, emerging market countries may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

SHORT SALES

A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

SWAPS, CAPS, FLOORS AND COLLARS

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside cash or liquid securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (E.G., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (E.G., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

U.S. Government Securities are bills, notes and bonds issued by the U.S. Government and are securities backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system. Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES") are some types of U.S. Treasury securities.

U.S. TREASURY RECEIPTS

U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

VARIABLE OR FLOATING RATE INSTRUMENTS

The Funds may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of Penn Capital, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Funds. Penn Capital will monitor on an ongoing basis the earnings power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Funds will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement.

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods.


INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1. (i) Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

NO FUND MAY:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act. Notwithstanding the foregoing, the Strategic High Yield Fund may purchase securities on margin in accordance with the investment policies in this SAI.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Unregistered securities sold in reliance on the exemption from registration in
Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.


THE ADVISER

Penn Capital Management Company, Inc. ("Penn Capital" or the "Adviser"), Liberty View Building, Suite 210, 457 Haddonfield Road, Cherry Hill, NJ 08002, is a professional investment management firm founded in 1987 and registered as an investment adviser under the Investment Advisers Act. Richard A. Hocker is a founding partner and Chief Investment Officer of the Adviser, an investment management firm that manages the investment portfolios of institutions and high net worth individuals. As of December 31, 2001, the Adviser had assets under management of approximately $586 million. The Adviser employs a staff of 18 and manages monies in a variety of investment styles through either separate account management or one of its private investment funds.

The Adviser serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder (except as provided under provisions of applicable law).

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds applicable limitations, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement as to a Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For the fiscal years ended September 30,1999, 2000 and 2001 the Funds paid (had reimbursed) the following advisory fees:

--------------------------------------------------------------------------------------------------
                        Advisory Fees Paid                    Advisory Fees Waived/Reimbursed
                        --------------------------------------------------------------------------
                            1999        2000        2001        1999        2000         2001
--------------------------------------------------------------------------------------------------
Penn Capital               $32,747     $70,316    $(28,107)   $170,247    $132,433     $127,621
Strategic High Yield
Bond Fund
----------------------- --------------------------------------------------------------------------
Penn Capital Value            *           *           *           *           *            *
Plus Fund
----------------------- --------------------------------------------------------------------------

*    Not in operation during the period.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Manager on not less than 30 days' nor more than 60 days' written notice.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

For the fiscal years ended September 30, 1999, 2000 and 2001 the Funds paid (had reimbursed) the following administration fees:

--------------------------------------------------------------------------------
                                           Administration Fees Paid
                                ------------------------------------------------
                                   1999               2000             2001
--------------------------------------------------------------------------------
Strategic High Yield Fund         $68,309           $65,000           $65,000
--------------------------------------------------------------------------------
Value Plus Fund                      *                 *                 *
--------------------------------------------------------------------------------
*    Not in operation during this period.

DISTRIBUTION AND SHAREHOLDER SERVICING

SEI Investments Distribution Co. (the "Distributor") a wholly owned subsidiary of SEI Investments, and the Trust are parties to a Distribution Agreement (the "Distribution Agreement"). The Distributor receives no compensation for distribution of shares of the Fund.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Strategic High Yield Fund has adopted a shareholder service plan for its Class II shares (the "Class II Service Plan") under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefor. Under the Class II Service Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Fund may enter into such arrangements directly. Under the Class II Service Plan, the Distributor is entitled to receive a fee at an annual rate of up to 0.25% of the average daily net assets attributable to Class II shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided for investments; changing dividend options; account designations and addresses; providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

For the fiscal year ended September 30, 2001, the Fund paid $1.00 to the Distributor pursuant to the Plan. Of this amount less than $1.00 was made to broker/dealers.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is Turner Investment Partners, Inc., Berwyn, PA 19312.

ROBERT E. TURNER (DOB 11/26/56) - Trustee - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. ("Turner"), since 1990.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) - Trustee - Self-employed, Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee - Professor, Loyola Marymount University, since 1984.

STEPHEN J. KNEELEY (DOB 02/09/63) - TID Director, President and
Co-Chief Executive Officer of Turner-Chief Operating Officer of Turner,
1990-2001.

JOHN H. GRADY, JR. (DOB 06/01/61) - Vice President & Secretary - General Counsel and Chief Legal Officer of Turner since February, 2001. TID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (October 1995-January, 2001).

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner, since 1992.

BRIAN M. FERKO (DOB 05/6/71) - Vice President & Assistant Secretary - TID Vice President, Director of Mutual Fund Administration and Operations for the Turner Funds since 1997. Relationship Manager, SEI Investments (1995-1997). Registered Representative for SEI Investments Distribution Co. since 1995.

TODD B. CIPPERMAN (DOB 02/14/66) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1995. Previously, Associate, Dewey Ballantine, 1994-1995. Associate, Winston and Strawn, 1991-1994.

PETER GOLDEN (DOB 6/27/64) - SEI Investments, Oaks PA, 19456 - Director of Funds Accounting of SEI Investments since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co., March 2000 to April 2001; Vice President, Fund and Pension Accounting, June 1997 to March 2000; Administration Officer/Mutual Fund Servicing Brown Brothers Harriman, May 1993 to June 1997.

LYDIA A. GAVALIS (DOB 06/05/64) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

TIMOTHY D. BARTO (DOB 3/28/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary-Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).

TONI C. NEFF (DOB 04/15/68) - Vice President and Assistant Secretary- TID Director, Compliance Officer for Turner since March 2000. Previously, Analyst for the Penn Mutual Life Insurance Co. (October 1999-January 2000). Compliance Officer for Capital Analysts Inc. (February 1999-October 1999). Securities Industry Examiner, NASD Regulation (September 1997-February 1999). Law Clerk at Bealsy, Casey & Erbstein (October 1996-September 1997).

DIANE J. DRAKE (DOB 4/15/68) - Vice President and Assistant Secretary - Deputy Counsel for Turner since October 2001. Previously, Associate, Stradley, Ronon, Stevens & Young, LLP (June 1998 - October 2001). Staff Attorney, Rodney Square Management Corporation (November 1996 - June 1998).


The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. The independent Trustees receive an annual retainer of $5,400 payable quarterly. In addition, independent Trustees receive $675 for each regular or special in person board meeting and $350 for any special board meeting held by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2001, there were four regular meetings and one. special meeting of the Board of Trustees. The then current Trustees received following compensation from the
Trust:

---------------------------------------------------------------------------------------------------------------
      Name of Person,            Aggregate           Pension or      Estimated      Total Compensation From
         Position            Compensation From       Retirement       Annual      Registrant and Fund Complex
                             Registrant for the       Benefits       Benefits      Paid to Trustees for the
                             Fiscal Year Ended    Accrued as Part      Upon            Fiscal Year Ended
                             September 30, 2001   of Fund Expenses  Retirement         September 30, 2001
---------------------------------------------------------------------------------------------------------------
Robert Turner(1)                     $0                 N/A             N/A       $0 for service on two Boards
---------------------------------------------------------------------------------------------------------------
Richard A. Hocker(1)(3)              $0                 N/A             N/A       $0 for service on one Board
---------------------------------------------------------------------------------------------------------------
Michael E. Jones(1)(3)               $0                 N/A             N/A       $0 for service on one Board
---------------------------------------------------------------------------------------------------------------
Alfred C. Salvato(2)              $15,500               N/A             N/A       $21,200 for service on two
                                                                                            Boards
---------------------------------------------------------------------------------------------------------------
Janet F. Sansone(2)               $14,000               N/A             N/A       $14,000 for service on one
                                                                                             Board
---------------------------------------------------------------------------------------------------------------
John T. Wholihan(2)               $14,000               N/A             N/A       $14,000 for service on one
                                                                                             Board
---------------------------------------------------------------------------------------------------------------

(1) Messrs. Robert Turner, Richard Hocker and Michael Jones are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of Officers and interested persons of the Trust is paid by the adviser or the administrator.

(2) Member of the Audit Committee.

(3) Mr. Hocker resigned from the Board of Trustees on May 18, 2001. Mr. Jones resigned from the Board of Trustees on August 17, 2001.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.


COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 2001 were as follows:

          ---------------------------------------------------------
                         Fund                    30-Day Yield
          ---------------------------------------------------------
          Penn Capital Strategic High Yield         12.03%
          Bond Fund
          ---------------------------------------------------------
          Penn Capital Value Plus Fund               N/A
          ---------------------------------------------------------

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. The above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

Based on the foregoing, the average annual total return for the Funds from inception through September 30, 2001, and for the one year period ended September 30, 2001 is as follows:

   --------------------------------------------------------------------------
                                           Average Annual Total Return
                                  -------------------------------------------
                                   One Year    Five Year    Since Inception
   --------------------------------------------------------------------------
   Penn Capital Strategic High     -23.66%         *            -6.90%
   Yield Fund
   --------------------------------------------------------------------------
   Penn Capital Value Plus Fund       *            *               *
   --------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.


DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

The Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

If there is no readily ascertainable market value for a security, the Administrator will make a good faith determination as to the "fair value" of the security.


TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

FEDERAL INCOME TAX

The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20%, and short-term capital gains are currently taxed at ordinary income tax rates.

The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

For corporate investors in the Fund, dividend distributions the Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify for if the funds were regular corporations.

In certain cases, a Fund will be required to withhold at the applicable withholding rate and remit to the United States Treasury, the withheld amount of total dividends paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) has not certified that he or she is not subject to backup withholding; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

Funds may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares ("In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired.

If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Funds acquire securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses. The Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase, or whether losses are limited under the Code. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Funds.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.


PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

The Funds have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Funds, the Adviser is responsible for placing the orders to execute transactions for the Funds.

The money market instruments in which the Funds may invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

Although they are not expected to do so, the Funds may execute brokerage or other agency transactions through the Distributor for commissions in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

For the fiscal years ended September 30, 2000 and 2001, the Funds paid aggregate brokerage commissions as follows:

           Fund                       2000                  2001
Penn Capital Strategic              $14,626               $10,387
High Yield Bond Fund
--------------------------------------------------------------------
Penn Capital Value                     *                     *
Plus Fund

*    Not in operation during this period.

Total amount of securities of a Broker/Dealer held by each Fund for the fiscal year ended September 30, 2001 are as follows:

--------------------------------------------------------------------------------
Fund                        Name of             Total Amount of         Type of
                            Broker/Dealer       Securities Held by      Security
                                                Each Broker/Dealer
--------------------------------------------------------------------------------
Penn Capital Strategic      JP Morgan Chase     $949,951                Debt
High Yield Bond Fund
--------------------------------------------------------------------------------

For the fiscal years ended September 30, 1999 and 2000 the Funds' portfolio turnover rates were as follows:

------------------------------------------------------------------------
                                           Portfolio Turnover Rate
                                     -----------------------------------
                                          2000                2001
------------------------------------------------------------------------
Penn Capital Strategic                   76.00%              85.80%
High Yield Bond Fund
------------------------------------------------------------------------
Penn Capital Value Plus Fund               *                    *
------------------------------------------------------------------------
*    Not in operation during the period.

DESCRIPTION OF SHARES

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Delaware business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


5% SHAREHOLDERS

As of January 8, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Portfolios. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.


            Fund                             Name and Address                      Number of          Percentage of
                                           of Beneficial Owner                       Shares           Fund's Shares
------------------------------ --------------------------------------------- ----------------------- -----------------

Penn Capital Strategic High    Saxon & Co. TTBE                                        189,956.5960           7.73%
Yield Bond Fund -- Class I     FBO 20101021040948
                               P.O. Box 7780-1888
                               Philadelphia, PA 19182-0001

                               Batrus & Co.                                            153,876.6240           6.26%
                               c/o Bankers Trust Company
                               P.O. Box 9005
                               New York, NY 10087-9005

                               Independence Trust Company                              266,827.4270          10.86%
                               Attn: Operations
                               P.O. Box 682188
                               Franklin, TN 37068-2188

                               The Horace Bushnell Memorial Hall Corp                  148,569.2090           6.05%
                               166 Capitol Ave
                               Hartford, CT 06106-1662
                               First Union National Bank Cash/Reinvest               1,076,274.9250          43.79%
                               A/C 9888888863
                               CMG 2-1151
                               1525 W. WT Harris Blvd NC1151
                               Charlotte, NC 28262-8522

                               Virtua Memorial Hospital                                225,313.3910           9.17%
                               Burlington County Inc.
                               1000 Atlantic Ave
                               Camden, NJ 08104-1595

CUSTODIAN

First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by Ernst & Young LLP, 2001 Market Street, Philadelphia, Pennsylvania, 19103, independent auditors, as indicated by their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market St, Philadelphia, PA 19103 serves as counsel to the Trust.


FINANCIAL INFORMATION

The Trust's financial statements for the fiscal year ended September 30, 2001, including the notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference. A copy of the 2001 Annual Report must accompany the delivery of this Statement of Additional Information.

APPENDIX

                      DESCRIPTION OF CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated `AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated `A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated `BB', `B', `CCC', `CC', and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated `BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B Debt rate `B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The `B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC Debt rated `CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC The rating `CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC' rating.

C The rating `C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated `CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated `D' when the issue is in payment default, or the obligor has filed for bankruptcy. The `D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.